UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-22887

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos ETF Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr., c/o Calamos Advisors LLC 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	July 31, 2025

DATE OF REPORTING PERIOD:	August 1, 2024 through July 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Calamos Antetokounmpo Global Sustainable Equities ETF SROI

Calamos Autocallable Income ETF CAIE

Calamos CEF Income & Arbitrage ETF CCEF

Calamos Convertible Equity Alternative ETF CVRT

Calamos Nasdaq® Equity & Income ETF CANQ

Calamos Bitcoin Structured Alt Protection ETF® – January CBOJ

Calamos Bitcoin Structured Alt Protection ETF® – April CBOA

Calamos Bitcoin Structured Alt Protection ETF® – July CBOY

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January CBTJ

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April CBTA

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July CBTY

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January CBXJ

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April CBXA

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July CBXY

Calamos Laddered S&P 500® Structured Alt Protection ETF® CPSL

Calamos S&P 500® Structured Alt Protection ETF® – January CPSY

Calamos S&P 500® Structured Alt Protection ETF® – February CPSF

Calamos S&P 500® Structured Alt Protection ETF® – March CPSR

Calamos S&P 500® Structured Alt Protection ETF® – April CPSP

Calamos S&P 500® Structured Alt Protection ETF® – May CPSM

Calamos S&P 500® Structured Alt Protection ETF® – June CPSU

Calamos S&P 500® Structured Alt Protection ETF® – July CPSJ

Calamos S&P 500® Structured Alt Protection ETF® – August CPSA

Calamos S&P 500® Structured Alt Protection ETF® – September CPST

Calamos S&P 500® Structured Alt Protection ETF® – October CPSO

Calamos S&P 500® Structured Alt Protection ETF® – November CPSN

Calamos S&P 500® Structured Alt Protection ETF® – December CPSD

Calamos Nasdaq 100® Structured Alt Protection ETF® – March CPNM

Calamos Nasdaq – 100® Structured Alt Protection ETF® – June CPNJ

Calamos Nasdaq – 100® Structured Alt Protection ETF® – September CPNS

Calamos Nasdaq – 100® Structured Alt Protection ETF® – December CPNQ

Calamos Russell 2000® Structured Alt Protection ETF® – January CPRY

Calamos Russell 2000® Structured Alt Protection ETF® – April CPRA

Calamos Russell 2000® Structured Alt Protection ETF® – July CPRJ

Calamos Russell 2000® Structured Alt Protection ETF® – October CPRO

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Antetokounmpo Global Sustainable Equities ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SROI	$99	0.95%

HOW THE FUND PERFORMED

The portfolio delivered solid returns, yet trailed the overall market as investors continued to favor high-priced momentum stocks. While we recognize some of the favorable characteristics of these businesses and have invested in several of these stocks, we have been underweight these names due to our concerns surrounding valuations and our focus on risk management. The Fund’s portfolio includes many idiosyncratic opportunities where we see well-priced quality growth. We believe this positioning and our valuation discipline will continue to serve the Fund well.

GROWTH OF $10,000

	NAV	MSCI ACWI Gross Total Return Index
2/3/23	$10,000	$9,999
2/28/23	$9,596	$9,511
3/31/23	$9,872	$9,811
4/30/23	$10,036	$9,957
5/31/23	$9,892	$9,857
6/30/23	$10,396	$10,434
7/31/23	$10,668	$10,819
8/31/23	$10,244	$10,521
9/30/23	$9,624	$10,089
10/31/23	$9,340	$9,788
11/30/23	$10,180	$10,696
12/31/23	$10,769	$11,214
1/31/24	$10,664	$11,282
2/29/24	$11,112	$11,770
3/31/24	$11,375	$12,140
4/30/24	$10,987	$11,751
5/31/24	$11,508	$12,236
6/30/24	$11,686	$12,513
7/31/24	$11,819	$12,718
8/31/24	$12,162	$13,045
9/30/24	$12,348	$13,353
10/31/24	$11,960	$13,058
11/30/24	$12,126	$13,550
12/31/24	$11,788	$13,234
1/31/25	$12,114	$13,681
2/28/25	$12,061	$13,603
3/31/25	$11,654	$13,073
4/30/25	$11,882	$13,201
5/31/25	$12,561	$13,968
6/30/25	$12,975	$14,601
7/31/25	$12,870	$14,803

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 2/3/23
NAV	9.13	10.61
MSCI ACWI Gross Total Return Index	16.40	17.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/SROI for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,939,038	110	15%	$126,700

Calamos Antetokounmpo Global Sustainable Equities ETF

SROI: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The multi-cap equity Fund employs an integrated, fundamental, and proprietary sustainable process to evaluate and select what we deem to be high-quality growth companies around the globe that have strong financial metrics and address nonfinancial risks related to governance, ecological impact, and human development.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.9
Industrials	15.7
Financials	15.5
Consumer Discretionary	10.2
Health Care	9.4
Communication Services	6.1
Consumer Staples	6.0
Materials	5.1
Utilities	3.1
Real Estate	1.1
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	5.5
Alphabet, Inc. - Class A	4.6
NVIDIA Corp.	4.0
Apple, Inc.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6
SAP SE	2.0
Broadcom, Inc.	1.8
Visa, Inc. - Class A	1.7
HDFC Bank Ltd., ADR	1.6
TJX Cos., Inc.	1.5

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | SROITSRA  25

Calamos Autocallable Income ETF

CAIE: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Autocallable Income ETF for the period of June 25, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CAIE	$8Footnote Reference(1)	0.74%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on June 25, 2025, the Fund generated a strong early return, outperforming the MerQube US Large-Cap Vol Adv Autocallable TR Index (MQAUTOCL). The Fund offered a weighted average coupon of 14.6%.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
6/25/25	$10,000	$10,002
6/30/25	$10,268	$10,189
7/31/25	$10,636	$10,417

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 6/25/25
NAV	6.00
S&P 500 Total Return Index	4.17

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CAIE for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$66,254,222	2	0%	$21,556

Calamos Autocallable Income ETF

CAIE: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

Calamos Autocallable Income ETF seeks to generate high monthly income while reducing downside risk through exposure to a portfolio of autocallables, each with similar terms and whose coupon payments and principal at maturity are tied to the MerQube US Large Cap Vol Advantage Index—a benchmark optimized specifically for autocallable strategies. An autocallable note is a structured financial product with an automatic early redemption feature. If called early, investors receive their principal plus coupon.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	96.1
Total Return Swap	1.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CAIETSRA  25

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos CEF Income & Arbitrage ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CCEF	$78	0.74%

HOW THE FUND PERFORMED

The Fund generated strong double-digit returns, trailing the broad-based all-equity MSCI World Index, while outperforming the S-Network Composite Closed-End Fund Index (SNCEFCT). The Fund also paid out attractive distributions totaling 2.27% over the period. The Fund’s performance was driven by the investment team’s deft selection of the underlying closed-end funds, which increased in value and narrowed their discounts. The funds that make up the portfolio are diversified across various assets and industries, such as real estate, energy, and municipal bonds. Broadly speaking, a positive environment for various asset classes and the closed-end fund market in general characterized the reporting period.

GROWTH OF $10,000

	NAV	MSCI ACWI Gross Total Return Index
1/16/24	$10,000	$9,993
1/31/24	$9,956	$10,124
2/29/24	$10,264	$10,557
3/31/24	$10,639	$10,899
4/30/24	$10,342	$10,502
5/31/24	$10,721	$10,978
6/30/24	$10,988	$11,205
7/31/24	$11,340	$11,405
8/31/24	$11,633	$11,710
9/30/24	$12,004	$11,929
10/31/24	$11,728	$11,695
11/30/24	$12,301	$12,236
12/31/24	$11,769	$11,921
1/31/25	$12,230	$12,344
2/28/25	$12,163	$12,259
3/31/25	$12,034	$11,720
4/30/25	$11,717	$11,830
5/31/25	$12,149	$12,538
6/30/25	$12,578	$13,083
7/31/25	$12,675	$13,254

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 1/16/24
NAV	11.81	16.61
MSCI ACWI Gross Total Return Index	16.14	20.04

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CCEF for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,813,163	46	74%	$122,600

Calamos CEF Income & Arbitrage ETF

CCEF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver high current income and long-term capital appreciation by investing in income-producing closed-end funds trading at attractive discounts, which commonly offer attractive yields.

Fund categories and top 10 holdings exclude, if any, cash or cash equivalents.

FUND CATEGORIES	% OF NET ASSETS
Covered Call	15.3
Senior Loan	11.4
World Stock	10.8
Master Limited Partnership	10.6
U.S. Allocation	9.4
High Yield Bond	6.9
Equity-Sector	6.5
U.S. Stock	5.8
Real Estate Investment Trust	5.5
Preferred	5.2
Municipal Bond	5.0
World Bond	3.0
Convertible	2.2
Global Allocation	1.3
TOP 10 HOLDINGS	% OF NET ASSETS
Bexil Investment Trust	4.2
Nuveen Credit Strategies Income Fund	4.1
ClearBridge Energy Midstream Opportunity Fund, Inc.	3.4
John Hancock Tax-Advantaged Dividend Income Fund	3.3
India Fund, Inc.	3.3
Liberty All Star Growth Fund, Inc.	3.2
John Hancock Premium Dividend Fund	3.1
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3.0
abrdn Total Dynamic Dividend Fund	2.9
XAI Madison Equity Premium Income Fund	2.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CCEFTSRA  25

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Convertible Equity Alternative ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CVRT	$77	0.69%

HOW THE FUND PERFORMED

The Fund generated strong double-digit returns, outperforming the broad-based Bloomberg US Aggregate Bond Index. The Fund slightly trailed the ICE US Core Equity Alternative Index, which focuses on more equity-sensitive convertible securities similar to what the Fund invests in. Convertibles displaying a high amount of equity sensitivity benefited from the strong performance of the equity market, which was also evident in the substantial gains of the convertibles’ underlying equities. Relative to the broader convertible market represented by the ICE BofA All US Convertibles Index, the Fund outperformed in 9 of 11 sectors.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
10/4/23	$10,000	$10,000
10/31/23	$9,497	$9,990
11/30/23	$10,442	$10,443
12/31/23	$11,150	$10,842
1/31/24	$10,918	$10,813
2/29/24	$11,266	$10,660
3/31/24	$11,540	$10,758
4/30/24	$10,897	$10,487
5/31/24	$11,262	$10,664
6/30/24	$11,289	$10,765
7/31/24	$11,478	$11,017
8/31/24	$11,698	$11,175
9/30/24	$11,957	$11,325
10/31/24	$12,015	$11,044
11/30/24	$13,697	$11,161
12/31/24	$12,627	$10,978
1/31/25	$13,271	$11,036
2/28/25	$12,602	$11,279
3/31/25	$12,060	$11,283
4/30/25	$12,315	$11,328
5/31/25	$12,956	$11,247
6/30/25	$13,543	$11,419
7/31/25	$14,193	$11,389

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 10/4/23
NAV	23.85	20.98
Bloomberg U.S. Aggregate Bond Index	3.38	7.38

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CVRT for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$13,380,800	74	150%	$83,106

Calamos Convertible Equity Alternative ETF

CVRT: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund seeks to deliver total returns through capital appreciation and current income by investing primarily in a portfolio of US convertible securities exhibiting a high level of equity sensitivity.

Sector weightings and top 10 holdings exclude, if any, cash or cash equivalents.

SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	31.7
Industrials	17.8
Utilities	12.4
Financials	12.4
Communication Services	7.8
Consumer Discretionary	6.1
Materials	4.9
Real Estate	3.1
Health Care	1.6
Energy	1.1
Other	0.4
TOP 10 HOLDINGS	% OF NET ASSETS
Boeing Co., 6.000%, 10/15/27	7.9
Western Digital Corp., 3.000%, 11/15/28	3.4
Rocket Lab USA, Inc., 4.250%, 02/01/29	3.1
KKR & Co., Inc., 6.250%, 03/01/28	2.9
Seagate HDD Cayman, 3.500%, 06/01/28	2.9
Super Micro Computer, Inc., 0.000%, 06/15/30	2.8
Carnival Corp., 5.750%, 12/01/27	2.6
MicroStrategy, Inc., 0.625%, 09/15/28	2.5
MP Materials Corp., 3.000%, 03/01/30	2.5
Uber Technologies, Inc., 0.875%, 12/01/28	2.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CVRTTSRA  25

Calamos Nasdaq® Equity & Income ETF

CANQ: Nasdaq

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Nasdaq® Equity & Income ETF for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219. This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CANQ	$82	0.75%

HOW THE FUND PERFORMED

The Fund outperformed the broad-based Bloomberg US Aggregate Bond Index while capturing significant upside participation in the Nasdaq-100 Total Return Index®. CANQ’s hybrid approach combines fixed-income for yield with downside resistant equity exposure. During the market stress of March and April 2025 when the Nasdaq-100 nosedived, our positioning limited downside participation to just 57%, effectively cutting the equity index's decline by nearly half. CANQ also paid out an attractive 30-day SEC yield of 4.64% in July.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
2/13/24	$10,000	$10,001
2/29/24	$10,056	$9,973
3/31/24	$10,177	$10,065
4/30/24	$9,811	$9,811
5/31/24	$10,219	$9,977
6/30/24	$10,716	$10,072
7/31/24	$10,688	$10,307
8/31/24	$10,924	$10,455
9/30/24	$11,141	$10,595
10/31/24	$11,013	$10,333
11/30/24	$11,501	$10,442
12/31/24	$11,811	$10,271
1/31/25	$12,063	$10,325
2/28/25	$12,013	$10,553
3/31/25	$11,363	$10,557
4/30/25	$11,478	$10,598
5/31/25	$11,900	$10,522
6/30/25	$12,440	$10,684
7/31/25	$12,584	$10,656

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 2/13/24
NAV	17.94	17.17
Bloomberg U.S. Aggregate Bond Index	3.38	4.43

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CANQ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,244,326	29	27%	$48,641

Calamos Nasdaq® Equity & Income ETF

CANQ: Nasdaq

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of fixed-income securities and Nasdaq-100-oriented options with the intent to participate in the performance of Nasdaq-100 securities while potentially offering better downside protection.

Asset allocation and top 10 holdings exclude, if any, cash and equivalents.

ASSET ALLOCATION	% OF NET ASSETS
Exchange-Traded Funds	85.5
Exchange-Traded Purchased Options	13.9
TOP 10 HOLDINGS	% OF NET ASSETS
Simplify MBS ETF	21.9
Vanguard Emerging Markets Government Bond ETF	19.5
SPDR Portfolio High Yield Bond ETF	13.8
Janus Henderson AAA CLO ETF	11.7
Franklin Senior Loan ETF	9.2
Schwab 1-5 Year Corporate Bond ETF	5.4
NVIDIA Corp., 12/19/25	3.0
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.7
Direxion Nasdaq-100® Equal Weighted Index Shares, 03/20/26	1.7
Alphabet, Inc., 12/19/25	1.2

MATERIAL FUND CHANGES

This is a summary of certain changes of the Fund since August 1, 2024.

On May 2, 2025, the Fund’s name changed from Calamos Alternative Nasdaq® & Bond ETF to Calamos Nasdaq® Equity & Income ETF.

At the same time, the management fees were reduced from 0.77% to 0.74%, and the acquired fund fees and expenses were restated as 0.15% (previously 0.18%). The acquired fund fees and expenses were restated based on actual acquired fund fees and expenses as of April 15, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CANQTSRA  25

Calamos Bitcoin Structured Alt Protection ETF® – January

CBOJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – January for the period of January 22, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOJ	$37Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on January 22, 2025, the Fund has delivered a 3.72% return by participating in Bitcoin’s upside and providing robust risk management, as Bitcoin’s movements have been volatile over the period. The Fund’s protective design proved particularly valuable during the extreme volatility and selloff in Bitcoin that occurred in late February through early April. As Bitcoin plummeted approximately -25%, the Fund’s 100% downside protection safeguarded investor capital. Conversely, when Bitcoin staged a dramatic recovery, the Fund also gained and demonstrated its ability to benefit from positive price movements.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
1/22/25	$10,000	$10,000
1/31/25	$10,020	$10,022
2/28/25	$9,892	$10,242
3/31/25	$9,904	$10,246
4/30/25	$10,024	$10,286
5/31/25	$10,172	$10,213
6/30/25	$10,232	$10,370
7/31/25	$10,388	$10,342

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 1/22/25
NAV	3.72
Bloomberg U.S. Aggregate Bond Index	3.42

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOJ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$42,776,765	3	0%	$157,621

Calamos Bitcoin Structured Alt Protection ETF® – January

CBOJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while protecting against 100% of losses over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be restruck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	94.0
Long Call Option	21.3
Short Call Option	(15.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOJTSRA  25

Calamos Bitcoin Structured Alt Protection ETF® – April

CBOA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – April for the period of April 7, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOA	$22Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on April 7, 2025, the Fund has delivered a 5.36% return by participating in Bitcoin's upside and providing 100% downside protection. Incidentally, just before the Fund's launch, Bitcoin plummeted approximately 25%. When Bitcoin staged a dramatic recovery in April, the newly launched Fund also gained and demonstrated its ability to benefit from positive price movements.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,248	$9,952
5/31/25	$10,404	$9,881
6/30/25	$10,480	$10,033
7/31/25	$10,580	$10,006

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/7/25
NAV	5.36
Bloomberg U.S. Aggregate Bond Index	0.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOA for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,267,921	3	0%	$10,579

Calamos Bitcoin Structured Alt Protection ETF® – April

CBOA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while protecting against 100% of losses over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be restruck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	92.2
Long Call Option	53.5
Short Call Option	(45.6)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOATSRA  25

Calamos Bitcoin Structured Alt Protection ETF® – July

CBOY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin Structured Alt Protection ETF® – July for the period of July 8, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBOY	$4Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on July 8, 2025, the Fund has delivered a 1.00% return by participating in Bitcoin’s upside and providing 100% downside protection, as Bitcoin’s movements have been volatile over the period.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,116	$10,045

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 7/8/25
NAV	1.00
Bloomberg U.S. Aggregate Bond Index	0.45

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBOY for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,050,041	3	0%	$1,524

Calamos Bitcoin Structured Alt Protection ETF® – July

CBOY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while protecting against 100% of losses over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be restruck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	95.3
Long Call Option	24.7
Short Call Option	(20.0)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBOYTSRA  25

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January

CBTJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January for the period of February 4, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTJ	$36Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on February 4, 2025, the Fund has delivered a 13.48% return by participating in Bitcoin’s upside and providing robust risk management, as Bitcoin’s movements have been volatile over the period. The Fund’s protective design proved particularly valuable during the extreme volatility and selloff in Bitcoin that occurred in late February through early April. As Bitcoin plummeted approximately -25%, the Fund’s 80% downside protection helped safeguard investor capital. Conversely, when Bitcoin staged a dramatic recovery, the Fund also gained and demonstrated its ability to benefit from positive price movements.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,364	$10,213
3/31/25	$9,288	$10,217
4/30/25	$9,856	$10,257
5/31/25	$10,576	$10,184
6/30/25	$10,820	$10,340
7/31/25	$11,484	$10,313

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 2/4/25
NAV	13.48
Bloomberg U.S. Aggregate Bond Index	3.13

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTJ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$48,229,471	3	0%	$129,536

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – January

CBTJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while limiting maximum potential losses to 20% over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be re-struck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	68.8
Long Call Option	37.1
Short Call Option	(5.9)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTJTSRA  25

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April

CBTA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April for the period of April 7, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTA	$25Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on April 7, 2025, the Fund has delivered a 26.52% return by participating in Bitcoin's upside and providing 80% downside protection should Bitcoin decline. Incidentally, just before the Fund's launch, Bitcoin plummeted approximately 25%. When Bitcoin staged a dramatic recovery in April, the newly launched Fund also gained and demonstrated its ability to benefit from positive price movements.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$11,148	$9,952
5/31/25	$12,000	$9,881
6/30/25	$12,268	$10,033
7/31/25	$12,460	$10,006

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/7/25
NAV	26.52
Bloomberg U.S. Aggregate Bond Index	0.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTA for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,162,370	3	0%	$8,898

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April

CBTA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while limiting maximum potential losses to 20% over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be re-struck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	61.4
Long Call Option	58.0
Short Call Option	(19.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTATSRA  25

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July

CBTY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July for the period of July 8, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBTY	$4Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on July 8, 2025, the Fund has delivered a 3.48% return by participating in Bitcoin’s upside and providing 80% downside protection, as Bitcoin’s movements have been volatile over the period.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,348	$10,045

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 7/8/25
NAV	3.48
Bloomberg U.S. Aggregate Bond Index	0.45

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBTY for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$10,347,230	3	0%	$2,043

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – July

CBTY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while limiting maximum potential losses to 20% over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be re-struck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	74.4
Long Call Option	35.7
Short Call Option	(10.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBTYTSRA  25

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January

CBXJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January for the period of February 4, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXJ	$35Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on February 4, 2025, the Fund has delivered a 9.48% return by participating in Bitcoin’s upside and providing robust risk management, as Bitcoin’s movements have been volatile over the period. The Fund’s protective design proved particularly valuable during the extreme volatility and selloff in Bitcoin that occurred in late February through early April. As Bitcoin plummeted approximately -25%, the Fund’s 90% downside protection helped safeguard investor capital. Conversely, when Bitcoin staged a dramatic recovery, the Fund also gained and demonstrated its ability to benefit from positive price movements.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
2/4/25	$10,000	$10,001
2/28/25	$9,656	$10,213
3/31/25	$9,604	$10,217
4/30/25	$9,960	$10,257
5/31/25	$10,428	$10,184
6/30/25	$10,596	$10,340
7/31/25	$11,048	$10,313

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 2/4/25
NAV	9.48
Bloomberg U.S. Aggregate Bond Index	3.13

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXJ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$25,995,224	3	0%	$87,249

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – January

CBXJ: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while limiting maximum potential losses to 10% over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be re-struck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	80.2
Long Call Option	31.2
Short Call Option	(11.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXJTSRA  25

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April

CBXA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April for the period of April 7, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXA	$23Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on April 7, 2025, the Fund has delivered a 16.04% return by participating in Bitcoin's upside and providing 90% downside protection should Bitcoin decline. Incidentally, just before the Fund's launch, Bitcoin plummeted approximately 25%. When Bitcoin staged a dramatic recovery in April, the newly launched Fund also gained, having demonstrated its ability to benefit from positive price movements.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
4/7/25	$10,000	$10,001
4/30/25	$10,720	$9,952
5/31/25	$11,180	$9,881
6/30/25	$11,412	$10,033
7/31/25	$11,740	$10,006

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/7/25
NAV	16.04
Bloomberg U.S. Aggregate Bond Index	0.06

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXA for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,801,036	3	0%	$14,305

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – April

CBXA: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while limiting maximum potential losses to 10% over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be re-struck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	75.4
Long Call Option	55.6
Short Call Option	(31.0)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXATSRA  25

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July

CBXY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July for the period of July 8, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CBXY	$4Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception on July 8, 2025, the Fund has delivered a 1.80% return by participating in Bitcoin’s upside and providing 90% downside protection, as Bitcoin’s movements have been volatile over the period.

GROWTH OF $10,000

	NAV	Bloomberg U.S. Aggregate Bond Index
7/8/25	$10,000	$10,001
7/31/25	$10,272	$10,045

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 7/8/25
NAV	1.80
Bloomberg U.S. Aggregate Bond Index	0.45

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CBXY for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$5,089,784	3	0%	$1,879

Calamos Bitcoin 90 Series Structured Alt Protection ETF® – July

CBXY: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund is designed to match the positive price return of Bitcoin up to a defined cap while limiting maximum potential losses to 10% over a predetermined one-year outcome period (before fees and expenses). The Fund seeks to achieve its objective through investments in FLEX® Options on indexes of ETPs that own bitcoin (CBOE Bitcoin US ETF Index). US Treasuries (with maturities to match the outcome period) are utilized to guarantee the return of principal (before fees and expenses). The FLEX Options package consists of a long call option (to establish the long position) and a short out-of-the-money call option (to establish the upside cap and fund the long call position). The options share the same underlying asset, expiration date, and style (European). At the end of the period, the positions will be re-struck for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
U.S. Government and Agency Security	85.1
Long Call Option	29.4
Short Call Option	(14.6)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CBXYTSRA  25

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Laddered S&P 500® Structured Alt Protection ETF® for the period of September 9, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSL	$9Footnote Reference(1)	0.10%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception September 9, 2024, the Fund generated a 6.22% return while demonstrating effective risk management and reducing volatility through its innovative approach. As a fund of funds, CPSL equally allocates capital across 12 Calamos S&P 500® Structured Alt Protection ETFs® with staggered monthly outcome periods. This design enabled CPSL to provide notable downside protection during the late February to early April tariff-related selloff, which sent the S&P 500 tumbling -18.75%, while capturing upside participation in the subsequent market recovery.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
9/9/24	$10,000	$10,003
9/30/24	$10,169	$10,666
10/31/24	$10,148	$10,570
11/30/24	$10,269	$11,190
12/31/24	$10,257	$10,923
1/31/25	$10,341	$11,228
2/28/25	$10,333	$11,081
3/31/25	$10,205	$10,457
4/30/25	$10,237	$10,386
5/31/25	$10,409	$11,040
6/30/25	$10,558	$11,601
7/31/25	$10,622	$11,861

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 9/9/24
NAV	6.22
S&P 500 Total Return Index	18.61

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSL for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$79,401,177	12	18%	$43,301

Calamos Laddered S&P 500® Structured Alt Protection ETF®

CPSL: Cboe BZX Exchange, Inc

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

CPSL offers a systematic approach to investing in 100% downside protection ETFs. It allocates equally across 12 monthly Calamos S&P 500® Structured Alt Protection ETFs®, each initiating its one-year outcome period in a different month for continuous laddered exposure to 100% downside protection and long-term equity upside potential.

TOP 10 HOLDINGS	% OF NET ASSETS
Calamos S&P 500® Structured Alt Protection ETF® - August	8.4
Calamos S&P 500® Structured Alt Protection ETF® - December	8.4
Calamos S&P 500® Structured Alt Protection ETF® - July	8.4
Calamos S&P 500® Structured Alt Protection ETF® - September	8.4
Calamos S&P 500® Structured Alt Protection ETF® - October	8.3
Calamos S&P 500® Structured Alt Protection ETF® - February	8.3
Calamos S&P 500® Structured Alt Protection ETF® - January	8.3
Calamos S&P 500® Structured Alt Protection ETF® - November	8.3
Calamos S&P 500® Structured Alt Protection ETF® - March	8.3
Calamos S&P 500® Structured Alt Protection ETF® - April	8.3

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSLTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – January

CPSY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – January for the period of January 2, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSY	$41Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.75% since its inception January 2, 2025. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
1/2/25	$10,000	$9,994
1/31/25	$10,077	$10,272
2/28/25	$10,085	$10,138
3/31/25	$9,970	$9,567
4/30/25	$10,068	$9,502
5/31/25	$10,158	$10,100
6/30/25	$10,294	$10,614
7/31/25	$10,367	$10,852

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 1/2/25
NAV	3.75
S&P 500 Total Return Index	8.52

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSY for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$22,515,478	3	0%	$77,857

Calamos S&P 500® Structured Alt Protection ETF® – January

CPSY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	103.3
Long Put Option	1.8
Short Call Option	(5.0)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSYTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – February

CPSF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – February for the period of February 3, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSF	$34Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 2.91% since its inception February 3, 2025. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
2/3/25	$10,000	$10,007
2/28/25	$10,008	$9,876
3/31/25	$9,900	$9,320
4/30/25	$9,971	$9,256
5/31/25	$10,062	$9,839
6/30/25	$10,208	$10,339
7/31/25	$10,274	$10,571

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 2/3/25
NAV	2.91
S&P 500 Total Return Index	5.71

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSF for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,025,726	3	0%	$73,983

Calamos S&P 500® Structured Alt Protection ETF® – February

CPSF: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	101.5
Long Put Option	2.5
Short Call Option	(3.9)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSFTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – March

CPSR: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – March for the period of March 3, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSR	$29Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 2.94% since its inception March 3, 2025. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,920	$9,431
4/30/25	$10,021	$9,367
5/31/25	$10,097	$9,956
6/30/25	$10,214	$10,463
7/31/25	$10,282	$10,698

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 3/3/25
NAV	2.94
S&P 500 Total Return Index	6.98

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSR for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$23,253,687	3	0%	$58,280

Calamos S&P 500® Structured Alt Protection ETF® – March

CPSR: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	102.8
Long Put Option	2.5
Short Call Option	(5.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSRTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – April

CPSP: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – April for the period of April 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSP	$23Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.33% since its inception April 1, 2025. The Fund's protective attributes were particularly evident during the S&P 500's -12% early April drawdown precipitated by trade and tariff concerns. Overall, the Fund generated favorable returns while protecting investors' principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
4/1/25	$10,000	$9,999
4/30/25	$10,065	$9,932
5/31/25	$10,166	$10,557
6/30/25	$10,280	$11,094
7/31/25	$10,312	$11,343

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/1/25
NAV	3.33
S&P 500 Total Return Index	13.43

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSP for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,914,576	3	0%	$32,686

Calamos S&P 500® Structured Alt Protection ETF® – April

CPSP: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	108.6
Long Put Option	2.0
Short Call Option	(10.7)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSPTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – May

CPSM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – May for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSM	$72	0.69%

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 7.81% over the reporting period. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
5/1/24	$10,000	$9,999
5/31/24	$10,172	$10,495
6/30/24	$10,276	$10,871
7/31/24	$10,368	$11,004
8/31/24	$10,476	$11,270
9/30/24	$10,544	$11,511
10/31/24	$10,568	$11,407
11/30/24	$10,680	$12,076
12/31/24	$10,680	$11,788
1/31/25	$10,780	$12,117
2/28/25	$10,824	$11,959
3/31/25	$10,752	$11,285
4/30/25	$10,948	$11,208
5/31/25	$11,040	$11,914
6/30/25	$11,148	$12,520
7/31/25	$11,184	$12,801

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 5/1/24
NAV	7.81	9.50
S&P 500 Total Return Index	16.37	21.80

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSM for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$64,420,048	3	0%	$469,919

Calamos S&P 500® Structured Alt Protection ETF® – May

CPSM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.0
Long Put Option	2.2
Short Call Option	(12.8)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSMTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – June

CPSU: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – June for the period of June 2, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSU	$11Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 1.89% since its inception June 2, 2025. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
6/2/25	$10,000	$9,996
6/30/25	$10,135	$10,504
7/31/25	$10,170	$10,740

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 6/2/25
NAV	1.89
S&P 500 Total Return Index	7.40

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSU for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$11,892,095	3	0%	$16,430

Calamos S&P 500® Structured Alt Protection ETF® – June

CPSU: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.1
Long Put Option	3.1
Short Call Option	(7.8)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSUTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – July

CPSJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – July for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSJ	$72	0.69%

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 8.03% over the reporting period. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
7/1/24	$10,000	$10,002
7/31/24	$10,096	$10,124
8/31/24	$10,238	$10,369
9/30/24	$10,317	$10,591
10/31/24	$10,326	$10,495
11/30/24	$10,463	$11,111
12/31/24	$10,447	$10,846
1/31/25	$10,547	$11,148
2/28/25	$10,538	$11,003
3/31/25	$10,355	$10,383
4/30/25	$10,346	$10,312
5/31/25	$10,659	$10,961
6/30/25	$10,881	$11,519
7/31/25	$10,935	$11,777

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	8.03	8.70
S&P 500 Total Return Index	16.37	16.27

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSJ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$43,288,831	3	0%	$244,236

Calamos S&P 500® Structured Alt Protection ETF® – July

CPSJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.2
Long Put Option	4.3
Short Call Option	(5.4)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSJTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – August

CPSA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – August for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSA	$72	0.69%

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 8.12% over the reporting period. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
8/1/24	$10,000	$10,003
8/31/24	$10,136	$10,246
9/30/24	$10,239	$10,465
10/31/24	$10,223	$10,370
11/30/24	$10,346	$10,979
12/31/24	$10,342	$10,717
1/31/25	$10,441	$11,015
2/28/25	$10,425	$10,872
3/31/25	$10,272	$10,259
4/30/25	$10,285	$10,189
5/31/25	$10,528	$10,831
6/30/25	$10,713	$11,382
7/31/25	$10,804	$11,637

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 8/1/24
NAV	8.12
S&P 500 Total Return Index	16.37

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSA for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,360,383	3	0%	$272,828

Calamos S&P 500® Structured Alt Protection ETF® – August

CPSA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	98.5
Long Put Option	5.0
Short Call Option	(4.2)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSATSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – September

CPST: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – September for the period of September 3, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPST	$65Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 6.17% since its inception September 3, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,206	$10,459
1/31/25	$10,286	$10,750
2/28/25	$10,282	$10,610
3/31/25	$10,149	$10,012
4/30/25	$10,181	$9,944
5/31/25	$10,363	$10,570
6/30/25	$10,524	$11,107
7/31/25	$10,613	$11,357

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 9/3/24
NAV	6.17
S&P 500 Total Return Index	13.57

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPST for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$26,341,817	3	0%	$165,789

Calamos S&P 500® Structured Alt Protection ETF® – September

CPST: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.2
Long Put Option	0.2
Short Call Option	(5.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSTTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – October

CPSO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – October for the period of October 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSO	$59Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 4.63% since its inception October 1, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
10/1/24	$10,000	$9,998
10/31/24	$9,992	$9,908
11/30/24	$10,091	$10,489
12/31/24	$10,087	$10,239
1/31/25	$10,166	$10,524
2/28/25	$10,166	$10,387
3/31/25	$10,044	$9,802
4/30/25	$10,091	$9,735
5/31/25	$10,238	$10,348
6/30/25	$10,384	$10,874
7/31/25	$10,459	$11,118

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 10/1/24
NAV	4.63
S&P 500 Total Return Index	11.18

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSO for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$17,842,963	3	0%	$120,338

Calamos S&P 500® Structured Alt Protection ETF® – October

CPSO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	104.9
Long Put Option	0.5
Short Call Option	(5.1)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSOTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – November

CPSN: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – November for the period of November 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSN	$53Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 4.83% since its inception November 1, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
11/1/24	$10,000	$9,995
11/30/24	$10,120	$10,582
12/31/24	$10,104	$10,329
1/31/25	$10,196	$10,617
2/28/25	$10,196	$10,479
3/31/25	$10,084	$9,888
4/30/25	$10,164	$9,821
5/31/25	$10,272	$10,439
6/30/25	$10,404	$10,970
7/31/25	$10,479	$11,216

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 11/1/24
NAV	4.83
S&P 500 Total Return Index	12.16

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSN for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$20,339,705	3	0%	$101,025

Calamos S&P 500® Structured Alt Protection ETF® – November

CPSN: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.6
Long Put Option	0.9
Short Call Option	(6.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSNTSRA  25

Calamos S&P 500® Structured Alt Protection ETF® – December

CPSD: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos S&P 500® Structured Alt Protection ETF® – December for the period of December 2, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPSD	$47Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.81% since its inception December 2, 2024. The Fund’s protective attributes were particularly evident during the S&P 500’s -18.75% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,025	$9,761
1/31/25	$10,075	$10,033
2/28/25	$10,087	$9,902
3/31/25	$9,909	$9,344
4/30/25	$10,000	$9,281
5/31/25	$10,108	$9,865
6/30/25	$10,286	$10,367
7/31/25	$10,373	$10,599

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 12/2/24
NAV	3.81
S&P 500 Total Return Index	5.99

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPSD for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$55,085,316	3	0%	$210,682

Calamos S&P 500® Structured Alt Protection ETF® – December

CPSD: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund annually invests in a combination of FLEX® Options on SPDR S&P 500 ETF Trust (SPY) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (SPY), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period. (European).

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	100.6
Long Put Option	1.8
Short Call Option	(2.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPSDTSRA  25

Calamos Nasdaq 100® Structured Alt Protection ETF® – March

CPNM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Nasdaq 100® Structured Alt Protection ETF® – March for the period of March 3, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNM	$29Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 3.52% since its inception March 3, 2025. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns, as the Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
3/3/25	$10,000	$9,994
3/31/25	$9,918	$9,431
4/30/25	$9,988	$9,367
5/31/25	$10,135	$9,956
6/30/25	$10,274	$10,463
7/31/25	$10,340	$10,698

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 3/3/25
NAV	3.52
S&P 500 Total Return Index	6.98

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNM for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$15,793,058	3	0%	$38,530

Calamos Nasdaq 100® Structured Alt Protection ETF® – March

CPNM: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (QQQ), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	107.2
Long Put Option	2.5
Short Call Option	(9.7)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNMTSRA  25

Calamos Nasdaq – 100® Structured Alt Protection ETF® – June

CPNJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – June for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNJ	$72	0.69%

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 9.62% over the period. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
6/3/24	$10,000	$10,000
6/30/24	$10,182	$10,359
7/31/24	$10,195	$10,485
8/31/24	$10,280	$10,740
9/30/24	$10,382	$10,969
10/31/24	$10,386	$10,870
11/30/24	$10,535	$11,508
12/31/24	$10,569	$11,233
1/31/25	$10,658	$11,546
2/28/25	$10,641	$11,395
3/31/25	$10,433	$10,753
4/30/25	$10,535	$10,680
5/31/25	$10,950	$11,353
6/30/25	$11,099	$11,930
7/31/25	$11,150	$12,198

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 6/3/24
NAV	9.62	10.00
S&P 500 Total Return Index	16.37	18.65

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNJ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$45,421,219	3	0%	$278,292

Calamos Nasdaq – 100® Structured Alt Protection ETF® – June

CPNJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (QQQ), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	106.2
Long Put Option	3.8
Short Call Option	(10.6)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNJTSRA  25

Calamos Nasdaq – 100® Structured Alt Protection ETF® – September

CPNS: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – September for the period of September 3, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNS	$65Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 7.14% since its inception September 3, 2024. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
9/3/24	$10,000	$9,999
9/30/24	$10,105	$10,213
10/31/24	$10,097	$10,120
11/30/24	$10,202	$10,714
12/31/24	$10,242	$10,459
1/31/25	$10,327	$10,750
2/28/25	$10,307	$10,610
3/31/25	$10,157	$10,012
4/30/25	$10,230	$9,944
5/31/25	$10,472	$10,570
6/30/25	$10,634	$11,107
7/31/25	$10,714	$11,357

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 9/3/24
NAV	7.14
S&P 500 Total Return Index	13.57

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNS for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$23,896,863	3	0%	$211,820

Calamos Nasdaq – 100® Structured Alt Protection ETF® – September

CPNS: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (QQQ), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	110.3
Long Put Option	0.1
Short Call Option	(10.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNSTSRA  25

Calamos Nasdaq – 100® Structured Alt Protection ETF® – December

CPNQ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Nasdaq – 100® Structured Alt Protection ETF® – December for the period of December 2, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPNQ	$47Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

The Fund performed as designed, delivering a return of 5.02% since its inception December 2, 2024. The Fund’s protective attributes were particularly evident during the Nasdaq-100 Index’s -22.8% drawdown in early 2025 surrounding trade and tariff concerns. The Fund successfully preserved investor capital and reduced volatility. Overall, the Fund generated favorable returns while protecting investors’ principal investment.

GROWTH OF $10,000

	NAV	S&P 500 Total Return Index
12/2/24	$10,000	$10,000
12/31/24	$10,057	$9,761
1/31/25	$10,135	$10,033
2/28/25	$10,118	$9,902
3/31/25	$9,963	$9,344
4/30/25	$10,025	$9,281
5/31/25	$10,241	$9,865
6/30/25	$10,400	$10,367
7/31/25	$10,490	$10,599

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 12/2/24
NAV	5.02
S&P 500 Total Return Index	5.99

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPNQ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$14,788,388	3	0%	$124,240

Calamos Nasdaq – 100® Structured Alt Protection ETF® – December

CPNQ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the Invesco QQQ TrustSM, Series 1 to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (QQQ), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.4
Long Put Option	1.5
Short Call Option	(6.8)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPNQTSRA  25

Calamos Russell 2000® Structured Alt Protection ETF® – January

CPRY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – January for the period of January 2, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRY	$40Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception January 2, 2025, the Fund delivered a positive return of 1.53% despite the underlying Russell 2000 Index’s decline. The portfolio’s structure provided upside participation and delivered 100% gross protection during volatile markets. The Fund’s protective attributes were particularly evident during rocky stretches for the small-cap market, especially the late February to early April tariff-related market selloff when the Russell 2000 plummeted -27%, while the Fund successfully safeguarded investor capital and reduced volatility.

GROWTH OF $10,000

	NAV	Russell 3000 Total Return Index
1/2/25	$10,000	$10,006
1/31/25	$10,097	$10,322
2/28/25	$10,004	$10,124
3/31/25	$9,911	$9,534
4/30/25	$9,907	$9,470
5/31/25	$9,984	$10,070
6/30/25	$10,109	$10,581
7/31/25	$10,158	$10,815

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 1/2/25
NAV	1.53
Russell 3000 Total Return Index	8.15

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRY for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$59,711,197	3	0%	$185,489

Calamos Russell 2000® Structured Alt Protection ETF® – January

CPRY: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (IWM), expiration date, and style (European). At the end of the initial period, the positions will be re-struck for another one-year time period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	97.0
Long Put Option	5.0
Short Call Option	(1.9)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRYTSRA  25

Calamos Russell 2000® Structured Alt Protection ETF® – April

CPRA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – April for the period of April 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRA	$23Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception April 1, 2025, the Fund delivered a positive return of 3.39%. The Fund's 100% gross protection was critical from the start as the Russell 2000 declined  -13% in early April.

GROWTH OF $10,000

	NAV	Russell 3000 Total Return Index
4/1/25	$10,000	$9,996
4/30/25	$10,036	$9,928
5/31/25	$10,145	$10,558
6/30/25	$10,271	$11,094
7/31/25	$10,331	$11,338

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 4/1/25
NAV	3.39
Russell 3000 Total Return Index	13.38

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRA for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,038,954	3	0%	$13,648

Calamos Russell 2000® Structured Alt Protection ETF® – April

CPRA: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (IWM), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	105.5
Long Put Option	3.3
Short Call Option	(8.8)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRATSRA  25

Calamos Russell 2000® Structured Alt Protection ETF® – July

CPRJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – July for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRJ	$70	0.69%

HOW THE FUND PERFORMED

The Fund delivered a positive return of 3.07% despite the underlying Russell 2000 Index’s decline over the annual period. The portfolio’s structure provided upside participation and delivered 100% gross protection during volatile markets. The Fund’s protective attributes were particularly evident during rocky stretches for the small-cap market, especially the late February to early April tariff-related market selloff when the Russell 2000 plummeted -27%, while the Fund successfully safeguarded investor capital and reduced volatility.

GROWTH OF $10,000

	NAV	Russell 3000 Total Return Index
7/1/24	$10,000	$9,996
7/31/24	$10,263	$10,182
8/31/24	$10,312	$10,403
9/30/24	$10,361	$10,619
10/31/24	$10,361	$10,541
11/30/24	$10,603	$11,242
12/31/24	$10,464	$10,898
1/31/25	$10,587	$11,242
2/28/25	$10,439	$11,027
3/31/25	$10,189	$10,384
4/30/25	$10,082	$10,314
5/31/25	$10,230	$10,968
6/30/25	$10,579	$11,525
7/31/25	$10,612	$11,779

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 YEAR	SINCE INCEPTION 7/1/24
NAV	3.07	5.59
Russell 3000 Total Return Index	15.69	16.29

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRJ for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$52,973,178	3	0%	$360,649

Calamos Russell 2000® Structured Alt Protection ETF® – July

CPRJ: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (IWM), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	99.5
Long Put Option	6.1
Short Call Option	(6.3)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPRJTSRA  25

Calamos Russell 2000® Structured Alt Protection ETF® – October

CPRO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

This annual shareholder report contains important information about the Calamos Russell 2000® Structured Alt Protection ETF® – October for the period of October 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 866-363-9219.

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Fund Ticker	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
CPRO	$58Footnote Reference(1)	0.69%Footnote Reference(2)
Footnote	Description
Footnote(1)	The period from inception to the date of this report is less than a full reporting period. Expenses for a full reporting period would be higher.
Footnote(2)	Annualized.

HOW THE FUND PERFORMED

Since its inception October 1, 2024, the Fund delivered a positive return of 1.49% despite the underlying Russell 2000 Index’s decline. The portfolio’s structure provided upside participation and delivered 100% gross protection during volatile markets. The Fund’s protective attributes were particularly evident during rocky stretches for the small-cap market, especially the late February to early April tariff-related market selloff when the Russell 2000 plummeted -27%, while the Fund successfully safeguarded investor capital and reduced volatility.

GROWTH OF $10,000

	NAV	Russell 3000 Total Return Index
10/1/24	$10,000	$9,995
10/31/24	$9,996	$9,922
11/30/24	$10,158	$10,582
12/31/24	$10,053	$10,258
1/31/25	$10,129	$10,582
2/28/25	$10,032	$10,379
3/31/25	$9,907	$9,774
4/30/25	$9,907	$9,708
5/31/25	$9,968	$10,324
6/30/25	$10,081	$10,848
7/31/25	$10,141	$11,087

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	SINCE INCEPTION 10/1/24
NAV	1.49
Russell 3000 Total Return Index	10.87

The Fund's past performance is not a good predictor of the Fund's future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund cannot guarantee the desired protection, which may only be realized if shares are held from the first day of the one-year outcome period through the last day. Principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average. All performance shown assumes reinvestment of dividends and capital gains distributions. Visit https://www.calamos.com/CPRO for the most recent performance information.

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$27,627,401	3	0%	$159,571

Calamos Russell 2000® Structured Alt Protection ETF® – October

CPRO: NYSE Arca, Inc.

Annual Shareholder Report  - July 31, 2025

WHAT DID THE FUND INVEST IN?

The Fund invests in a combination of FLEX® Options on the iShares® Russell2000® ETF (IWM) to create a predetermined risk-reward profile that seeks to deliver the upside of the reference asset to a cap, with 100% protection over the one-year outcome period. The FLEX Options package at the start of the period consists of three positions: a long call option (to establish the long position), a long at-the-money put option (to establish the protection), and a short out-of-the-money call option (to establish the upside cap and fund the protection level). All three options share the same underlying (IWM), expiration date, and style (European). At the end of the outcome period, the Fund will re-initiate the positions for another one-year period.

ASSET ALLOCATION	% OF NET ASSETS
Long Call Option	97.5
Long Put Option	3.5
Short Call Option	(0.6)

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, please visit www.calamos.com/resources. You can also request information by contacting us at 866-363-9219.

©2025 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

Calamos Investments LLC | 2020 Calamos Court | Naperville, IL 60563 | 866-363-9219 | www.calamos.com | CPROTSRA  25

Item 2: Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or person performing similar functions.

(b) No response required.

(c) The registrant has not amended its Code of Ethics as it relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2 during the period covered by this report.

(d) The registrant has not granted a waiver or an implicit waiver from its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3: Audit Committee Financial Expert.

(a)	The registrant’s Board of Trustees has determined that it has five audit committee financial experts serving on its audit committee, each of whom is an independent Trustee for purpose of this N-CSR item: John E. Neal, William R. Rybak, Virginia G. Breen, Karen L. Stuckey and Christopher M. Toub. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert pursuant to this Item. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed on such personas a member of audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert pursuant to this Item does not affect the duties, obligations, or liabilities of any other member of the audit committee or board of trustees.

Item 4: Principal Accountant Fees and Services.

Fiscal Years Ended	07/31/2024	07/31/2025
Audit Fees(a)	$175,843	$373,843
Audit-Related Fees(b)	$39,267	$91,187
Tax Fees(c)	$-	$-
All Other Fees(d)	$-	$-
Total	$215,110	$465,030

(a) Audit fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-related fees are the aggregate fees billed in each of the last two fiscal years for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax fees are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

(d) All other fees are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraph (a)-(c) of this Item 4.

(e)(1) Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant, including the fees and other compensation to be paid to the principal accountants; provided that the pre-approval of non-audit services is waived if (i) the services were not recognized by management at the time of the engagement as non-audit services,(ii) the aggregate fees for all non-audit services provided to the registrant are less than 5% of the total fees paid by the registrant to its principal accountants during the fiscal year in which the non-audit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant, including the fees and other compensation to be paid to the principal accountants; provided that pre-approval of non-audit services to the adviser or an affiliate of the adviser is not required if (i) the services were not recognized by management at the time of the engagement as non-audit services, (ii) the aggregate fees for all non-audit services provided to the adviser and all entities controlling, controlled by or under common control with the adviser are less than 5% of the total fees for non-audit services requiring preapproval under paragraph (e)(1)of this Item 4 paid by the registrant, the adviser or its affiliates to the registrant’s principal accountants during the fiscal year in which the nonaudit services are provided, and (iii) such services are promptly brought to the attention of the audit committee by management and the audit committee approves them prior to the completion of the audit.

(e)(2) No percentage of the principal accountant’s fees or services described in each of paragraphs (b)—(d) of this Item were approved pursuant to the waiver provision paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The following table presents the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant and the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser or any entity controlling, controlled by or under common control of the adviser.

Fiscal Years Ended	07/31/2024	07/31/2025
Registrant	$-	$-
Investment Adviser	$-	$-

(h) No disclosures are required by this Item 4(h).

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has an audit committee as specified in Section 3(a)(58)(A) of the Exchange Act of 1934. The audit committee members are William R. Rybak, John E. Neal, Virginia G. Breen, Lloyd A. Wennlund, Karen L. Stuckey, and Christopher M. Toub.

(b) Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of the N-CSR.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

TIMELY INFORMATION INSIDE

ETF Family of Funds

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION JULY 31, 2025

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses and other shareholder materials.

TABLE OF CONTENTS

The Funds	1
Disclaimers	2
Statements of Assets and Liabilities	3
Statements of Operations	10
Statements of Changes In Net Assets	17
Financial Highlights	29
Schedules of Investments	64
Notes to Financial Statements	103
Report of Independent Registered Public Accounting Firm	134
Statement Regarding Basis for Approval of Investment Advisory Contract	137
Tax Information	145

The Funds

Fund	Ticker
Calamos Antetokounmpo Global Sustainable Equities ETF	SROI
Calamos Autocallable Income ETF	CAIE
Calamos CEF Income & Arbitrage ETF	CCEF
Calamos Convertible Equity Alternative ETF	CVRT
Calamos Nasdaq® Equity & Income ETF*	CANQ
Calamos Bitcoin Structured Alt Protection ETF®—January	CBOJ
Calamos Bitcoin Structured Alt Protection ETF®—April	CBOA
Calamos Bitcoin Structured Alt Protection ETF®—July	CBOY
Calamos Bitcoin 80 Series Structured Alt Protection ETF®—January	CBTJ
Calamos Bitcoin 80 Series Structured Alt Protection ETF®—April	CBTA
Calamos Bitcoin 80 Series Structured Alt Protection ETF®—July	CBTY
Calamos Bitcoin 90 Series Structured Alt Protection ETF®—January	CBXJ
Calamos Bitcoin 90 Series Structured Alt Protection ETF®—April	CBXA
Calamos Bitcoin 90 Series Structured Alt Protection ETF®—July	CBXY
Calamos Laddered S&P 500® Structured Alt Protection ETF®	CPSL
Calamos S&P 500® Structured Alt Protection ETF®—January	CPSY
Calamos S&P 500® Structured Alt Protection ETF®—February	CPSF
Calamos S&P 500® Structured Alt Protection ETF®—March	CPSR
Calamos S&P 500® Structured Alt Protection ETF®—April	CPSP
Calamos S&P 500® Structured Alt Protection ETF®—May	CPSM
Calamos S&P 500® Structured Alt Protection ETF®—June	CPSU
Calamos S&P 500® Structured Alt Protection ETF®—July	CPSJ
Calamos S&P 500® Structured Alt Protection ETF®—August	CPSA
Calamos S&P 500® Structured Alt Protection ETF®—September	CPST
Calamos S&P 500® Structured Alt Protection ETF®—October	CPSO
Calamos S&P 500® Structured Alt Protection ETF®—November	CPSN
Calamos S&P 500® Structured Alt Protection ETF®—December	CPSD
Calamos Nasdaq-100® Structured Alt Protection ETF®—March	CPNM
Calamos Nasdaq-100® Structured Alt Protection ETF®—June	CPNJ
Calamos Nasdaq-100® Structured Alt Protection ETF®—September	CPNS
Calamos Nasdaq-100® Structured Alt Protection ETF®—December	CPNQ
Calamos Russell 2000® Structured Alt Protection ETF®—January	CPRY
Calamos Russell 2000® Structured Alt Protection ETF®—April	CPRA
Calamos Russell 2000® Structured Alt Protection ETF®—July	CPRJ
Calamos Russell 2000® Structured Alt Protection ETF®—October	CPRO

*  Formerly, the Calamos Alternative Nasdaq® & Bond ETF

www.calamos.com

Disclaimers

S&P:

The "S&P 500®" is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for use by Calamos Advisors LLC ("Calamos Advisors"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Calamos S&P 500 Structured Alt Protection ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500® to track general market performance. S&P Dow Jones Indices' only relationship to Calamos Advisors with respect to the S&P 500® is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500® is determined, composed and calculated by S&P Dow Jones Indices without regard to Calamos Advisors or the Fund. S&P Dow Jones Indices has no obligation to take the needs of Calamos or the owners of the Fund into consideration in determining, composing or calculating the S&P 500®. S&P Dow Jones is not responsible for and has not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the S&P 500® will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500® OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY CALAMOS ADVISORS, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND CALAMOS ADVISORS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Nasdaq:

Nasdaq®; Nasdaq-100® and QQQ® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Calamos Advisors LLC. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

Russell:

The Calamos Russell 2000® Structured Alt Protection ETFs have been developed solely by Calamos Advisors. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 2000® Index (the "Index") vest in the relevant LSE Group company which owns the Index. The Russell 2000® Index is a trademark(s) of the relevant LSE Group company and is used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited, FTSE Fixed Income, LLC or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by Calamos Advisors.

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities July 31, 2025

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF		AUTOCALLABLE INCOME ETF	CEF INCOME & ARBITRAGE ETF	CONVERTIBLE EQUITY ALTERNATIVE ETF	NASDAQ® EQUITY & INCOME ETF
ASSETS
Investments in securities, at cost	$12,612,027		$63,695,020	$16,871,648	$13,376,490	$25,205,224
Investment in securities, at value*	$15,799,376		$63,694,226	$17,608,637	$14,987,251	$26,085,875
Cash with custodian	146,885		538,195	176,979	26,752	173,591
Unrealized appreciation on total return swaps	—		1,053,082	—	—	—
Receivables:
Investments sold	—		—	—	1,866,745	—
Funds shares sold	—		1,987,624	—	—	—
Accrued dividends	9,849		—	38,335	31,763	—
Total assets	15,956,110		67,273,127	17,823,951	16,912,511	26,259,466
LIABILITIES
Collateral for securities loaned	—		—	—	1,701,611	—
Foreign currency overdraft (cost $3)	3		—	—	—	—
Payables:
Investments purchased	—		997,861	—	1,822,841	—
Affiliates:
Investment advisory fees	12,994		21,044	10,788	7,259	15,140
Other accounts payable and accrued liabilities	4,075		—	—	—	—
Total liabilities	17,072		1,018,905	10,788	3,531,711	15,140
NET ASSETS	$15,939,038		$66,254,222	$17,813,163	$13,380,800	$26,244,326
COMPOSITION OF NET ASSETS
Paid in capital	$12,866,479		$65,099,144	$16,898,216	$12,223,388	$25,375,643
Accumulated distributable earnings (loss)	3,072,559	(a)	1,155,078	914,947	1,157,412	868,683
NET ASSETS	$15,939,038		$66,254,222	$17,813,163	$13,380,800	$26,244,326
Shares outstanding (no par value; unlimited number of shares authorized)	504,000		2,500,001	625,001	400,001	900,001
Net asset value per share	$31.63		$26.50	$28.50	$33.45	$29.16
* Includes securities on loan	$—		$—	$—	$1,824,947	$—

(a)  Net of deferred foreign capital gains tax of $(4,075).

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities July 31, 2025

	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY	BITCOIN STRUCTURED ALT PROTECTION ETF®—APRIL	BITCOIN STRUCTURED ALT PROTECTION ETF®—JULY	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL
ASSETS
Investments in securities, at cost	$50,610,800	$7,954,304	$6,106,199	$52,581,043	$3,898,048
Investment in securities, at value	$49,338,748	$7,674,764	$6,058,727	$51,064,747	$3,774,728
Cash with custodian	80,506	—	3,328	69,149	2,226
Cash held at broker	1,630	348	—	10,246	1,093
Receivables:
Investments sold	—	—	251,446	—	—
Funds shares sold	—	—	1,262,546	—	—
Total assets	49,420,884	7,675,112	7,576,047	51,144,142	3,778,047
LIABILITIES
Due to custodian bank	—	2,410	—	—	—
Options written, at value (premium $7,177,058, $1,895,620, $925,827, $2,635,216 and $452,362)	6,566,847	2,401,500	1,011,320	2,834,542	613,659
Payables:
Investments purchased	—	—	1,513,161	—	—
Affiliates:
Investment advisory fees	77,272	3,281	1,525	80,129	2,018
Total liabilities	6,644,119	2,407,191	2,526,006	2,914,671	615,677
NET ASSETS	$42,776,765	$5,267,921	$5,050,041	$48,229,471	$3,162,370
COMPOSITION OF NET ASSETS
Paid in capital	$42,044,015	$5,230,904	$5,043,194	$47,809,362	$3,143,093
Accumulated distributable earnings (loss)	732,750	37,017	6,847	420,109	19,277
NET ASSETS	$42,776,765	$5,267,921	$5,050,041	$48,229,471	$3,162,370
Shares outstanding (no par value; unlimited number of shares authorized)	1,650,001	200,001	200,001	1,700,001	100,001
Net asset value per share	$25.93	$26.34	$25.25	$28.37	$31.62

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities July 31, 2025

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JULY	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JULY	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
ASSETS
Investments in securities, at cost	$11,491,774	$29,719,393	$7,901,470	$5,938,272	$—
Investments in affiliated funds, at cost	—	—	—	—	77,033,465
Investment in securities, at value	$11,394,967	$28,951,634	$7,599,171	$5,827,506	$—
Investments in affiliated funds, at value	—	—	—	—	79,388,375
Cash with custodian	11,802	44,439	1,952	8,197	26,528
Cash held at broker	—	3,184	1,135	—	—
Receivables:
Investments sold	534,999	—	—	—	1,984,679
Funds shares sold	5,173,928	—	—	—	—
Total assets	17,115,696	28,999,257	7,602,258	5,835,703	81,399,582
LIABILITIES
Options written, at value (premium $1,022,241, $2,826,817, $1,362,228 and $686,531)	1,073,380	2,956,234	1,797,619	744,040	—
Payables:
Investments purchased	5,693,043	—	—	—	—
Funds shares redeemed	—	—	—	—	1,985,026
Affiliates:
Investment advisory fees	2,043	47,799	3,603	1,879	13,379
Total liabilities	6,768,466	3,004,033	1,801,222	745,919	1,998,405
NET ASSETS	$10,347,230	$25,995,224	$5,801,036	$5,089,784	$79,401,177
COMPOSITION OF NET ASSETS
Paid in capital	$10,369,520	$25,652,817	$5,762,140	$5,112,397	$77,126,606
Accumulated distributable earnings (loss)	(22,290)	342,407	38,896	(22,613)	2,274,571
NET ASSETS	$10,347,230	$25,995,224	$5,801,036	$5,089,784	$79,401,177
Shares outstanding (no par value; unlimited number of shares authorized)	400,001	950,001	200,001	200,001	3,000,001
Net asset value per share	$25.87	$27.36	$29.01	$25.45	$26.47

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities July 31, 2025

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY	S&P 500® STRUCTURED ALT PROTECTION ETF®—FEBRUARY	S&P 500® STRUCTURED ALT PROTECTION ETF®—MARCH	S&P 500® STRUCTURED ALT PROTECTION ETF®—APRIL	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY
ASSETS
Investments in securities, at cost	$22,596,972	$26,413,503	$23,019,968	$15,997,786	$66,177,543
Investment in securities, at value	$23,674,652	$27,058,980	$24,490,804	$17,605,482	$72,260,109
Cash with custodian	—	33,478	26,946	17,459	484,293
Total assets	23,674,652	27,092,458	24,517,750	17,622,941	72,744,402
LIABILITIES
Due to custodian bank	12,047	—	—	—	—
Options written, at value (premium $848,913, $657,130, $574,826, $582,149 and $3,733,840)	1,133,978	1,023,007	1,237,720	1,699,085	8,214,713
Payables:
Affiliates:
Investment advisory fees	13,149	43,725	26,343	9,280	109,641
Total liabilities	1,159,174	1,066,732	1,264,063	1,708,365	8,324,354
NET ASSETS	$22,515,478	$26,025,726	$23,253,687	$15,914,576	$64,420,048
COMPOSITION OF NET ASSETS
Paid in capital	$21,724,419	$25,747,295	$22,445,745	$15,423,816	$62,976,004
Accumulated distributable earnings (loss)	791,059	278,431	807,942	490,760	1,444,044
NET ASSETS	$22,515,478	$26,025,726	$23,253,687	$15,914,576	$64,420,048
Shares outstanding (no par value; unlimited number of shares authorized)	925,001	1,050,001	950,001	625,001	2,300,001
Net asset value per share	$24.34	$24.79	$24.48	$25.46	$28.01

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities July 31, 2025

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JUNE	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER
ASSETS
Investments in securities, at cost	$12,354,746	$44,618,222	$38,667,477	$25,670,905	$17,966,261
Investment in securities, at value	$12,752,809	$45,251,409	$38,665,584	$27,760,409	$18,807,333
Cash with custodian	87,333	388,648	—	4,636	—
Receivables:
Investments sold	—	—	41,094,070	—	—
Total assets	12,840,142	45,640,057	79,759,654	27,765,045	18,807,333
LIABILITIES
Due to custodian bank	—	—	20,951	—	37,685
Options written, at value (premium $600,073, $1,961,711, $1,574,069, $682,826 and $637,657)	931,617	2,327,178	1,575,015	1,393,250	916,268
Payables:
Investments purchased	—	—	40,737,663	—	—
Affiliates:
Investment advisory fees	16,430	24,048	65,642	29,978	10,417
Total liabilities	948,047	2,351,226	42,399,271	1,423,228	964,370
NET ASSETS	$11,892,095	$43,288,831	$37,360,383	$26,341,817	$17,842,963
COMPOSITION OF NET ASSETS
Paid in capital	$11,825,576	$44,257,491	$40,581,253	$24,970,028	$17,283,015
Accumulated distributable earnings (loss)	66,519	(968,660)	(3,220,870)	1,371,789	559,948
NET ASSETS	$11,892,095	$43,288,831	$37,360,383	$26,341,817	$17,842,963
Shares outstanding (no par value; unlimited number of shares authorized)	450,001	1,650,001	1,425,001	1,000,001	675,001
Net asset value per share	$26.43	$26.24	$26.22	$26.34	$26.43

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities July 31, 2025

	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—MARCH	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
ASSETS
Investments in securities, at cost	$20,448,034	$54,468,441	$15,748,454	$47,741,636	$24,314,257
Investment in securities, at value	$21,658,168	$56,419,135	$17,332,100	$49,966,971	$26,385,261
Cash with custodian	—	—	18,054	296,295	2,782
Total assets	21,658,168	56,419,135	17,350,154	50,263,266	26,388,043
LIABILITIES
Due to custodian bank	11,766	10,453	—	—	—
Options written, at value (premium $861,260, $1,356,900, $610,735, $3,225,764 and $919,188)	1,272,286	1,260,780	1,539,044	4,792,560	2,462,507
Payables:
Affiliates:
Investment advisory fees	34,411	62,586	18,052	49,487	28,673
Total liabilities	1,318,463	1,333,819	1,557,096	4,842,047	2,491,180
NET ASSETS	$20,339,705	$55,085,316	$15,793,058	$45,421,219	$23,896,863
COMPOSITION OF NET ASSETS
Paid in capital	$19,542,523	$53,042,072	$15,137,721	$46,162,064	$23,376,588
Accumulated distributable earnings (loss)	797,182	2,043,244	655,337	(740,845)	520,275
NET ASSETS	$20,339,705	$55,085,316	$15,793,058	$45,421,219	$23,896,863
Shares outstanding (no par value; unlimited number of shares authorized)	775,001	2,200,001	625,001	1,725,001	900,001
Net asset value per share	$26.24	$25.04	$25.27	$26.33	$26.55

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Assets and Liabilities July 31, 2025

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—APRIL	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER
ASSETS
Investments in securities, at cost	$15,209,511	$61,374,573	$7,258,659	$55,558,802	$28,911,949
Investment in securities, at value	$15,809,358	$60,911,340	$7,659,762	$55,951,380	$27,891,359
Cash with custodian	540	—	4,204	389,631	—
Receivables:
Investments sold	—	11,883	—	40,902	—
Funds shares sold	—	628,540	—	645,999	—
Total assets	15,809,898	61,551,763	7,663,966	57,027,912	27,891,359
LIABILITIES
Due to custodian bank	—	31,103	—	—	69,753
Options written, at value (premium $634,617, $2,391,172, $354,148, $3,163,664 and $1,403,007)	998,258	1,133,160	620,546	3,337,425	177,615
Payables:
Investments purchased	—	641,262	—	686,616	—
Affiliates:
Investment advisory fees	23,252	35,041	4,466	30,693	16,590
Total liabilities	1,021,510	1,840,566	625,012	4,054,734	263,958
NET ASSETS	$14,788,388	$59,711,197	$7,038,954	$52,973,178	$27,627,401
COMPOSITION OF NET ASSETS
Paid in capital	$14,555,565	$58,924,947	$6,904,249	$55,193,178	$27,429,359
Accumulated distributable earnings (loss)	232,823	786,250	134,705	(2,220,000)	198,042
NET ASSETS	$14,788,388	$59,711,197	$7,038,954	$52,973,178	$27,627,401
Shares outstanding (no par value; unlimited number of shares authorized)	575,001	2,375,001	275,001	2,050,001	1,100,001
Net asset value per share	$25.72	$25.14	$25.60	$25.84	$25.12

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year or Period Ended July 31, 2025

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF		AUTOCALLABLE INCOME ETF(a)	CEF INCOME & ARBITRAGE ETF	CONVERTIBLE EQUITY ALTERNATIVE ETF	NASDAQ® EQUITY & INCOME ETF
INVESTMENT INCOME
Interest	$10,452		$1,641	$9,404	$137,868	$2,577
(Amortization)/accretion of investment securities	—		122,705	—	(1,211,772)	—
Net interest	10,452		124,346	9,404	(1,073,904)	2,577
Dividends	229,586		—	1,481,952	179,408	309,983
Dividend taxes withheld	(24,020)		—	—	—	—
Securities lending income, net of rebates received or paid to borrowers	—		—	—	4,552	—
Total investment income (loss)	216,018		124,346	1,491,356	(889,944)	312,560
EXPENSES
Investment advisory fees	126,700		21,556	122,600	83,106	48,641
Total expenses	126,700		21,556	122,600	83,106	48,641
NET INVESTMENT INCOME (LOSS)	89,318		102,790	1,368,756	(973,050)	263,919
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(104,459	)(b)	—	138,700	1,449,330	(48,450)
In-kind redemptions	—		—	185,767	559,347	263,774
Purchased options	—		—	—	—	86,878
Foreign currency transactions	(789)		—	—	—	—
Total return swaps	—		—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	1,239,261	(c)	(794)	26,546	827,539	89,398
Purchased options	—		—	—	—	732,947
Foreign currency translations	99		—	—	—	—
Total return swaps	—		1,053,082	—	—	—
NET GAIN (LOSS)	1,134,112		1,052,288	351,013	2,836,216	1,124,547
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,223,430		$1,155,078	$1,719,769	$1,863,166	$1,388,466

(a)  Calamos Autocallable Income ETF commenced operations on June 25, 2025.

(b)  Net of foreign capital gains tax of $(32).

(c)  Net of change in deferred capital gains tax of $2,367.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Operations Year or Period Ended July 31, 2025

	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY(d)	BITCOIN STRUCTURED ALT PROTECTION ETF®—APRIL(e)	BITCOIN STRUCTURED ALT PROTECTION ETF®—JULY(f)	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY(g)	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL(h)
INVESTMENT INCOME
Interest	$9,201	$1,079	$1,095	$12,914	$—
(Amortization)/accretion of investment securities	908,491	55,251	8,022	569,662	32,517
Net interest	917,692	56,330	9,117	582,576	32,517
Total investment income (loss)	917,692	56,330	9,117	582,576	32,517
EXPENSES
Investment advisory fees	157,621	10,579	1,524	129,536	8,898
Total expenses	157,621	10,579	1,524	129,536	8,898
NET INVESTMENT INCOME (LOSS)	760,071	45,751	7,593	453,040	23,619
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	(164)	—	—	(200)	—
In-kind redemptions	5,955,654	1,559,253	139,785	6,279,704	1,330,577
Purchased options	(3,485,471)	243,545	—	964,488	120,294
Written options	(1,022,089)	(866,996)	—	(561,062)	(251,071)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	(27,320)	(8,734)	(597)	(32,730)	(4,342)
Purchased options	(1,244,732)	(270,806)	(46,875)	(1,483,566)	(118,978)
Written options	610,211	(505,880)	(85,493)	(199,326)	(161,297)
NET GAIN (LOSS)	786,089	150,382	6,820	4,967,308	915,183
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,546,160	$196,133	$14,413	$5,420,348	$938,802

(d)  Calamos Bitcoin Structured Alt Protection ETF®—January commenced operations on January 22, 2025.

(e)  Calamos Bitcoin Structured Alt Protection ETF®—April commenced operations on April 7, 2025.

(f)  Calamos Bitcoin Structured Alt Protection ETF®—July commenced operations on July 8, 2025.

(g)  Calamos Bitcoin 80 Series Structured Alt Protection ETF®—January commenced operations on February 4, 2025.

(h)  Calamos Bitcoin 80 Series Structured Alt Protection ETF®—April commenced operations on April 7, 2025.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year or Period Ended July 31, 2025

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JULY(i)	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY(j)	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL(k)	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JULY(l)	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®(m)
INVESTMENT INCOME
Interest	$1,375	$5,447	$—	$1,307	$12,807
(Amortization)/accretion of investment securities	8,473	443,078	62,891	8,820	—
Net interest	9,848	448,525	62,891	10,127	12,807
Total investment income (loss)	9,848	448,525	62,891	10,127	12,807
EXPENSES
Investment advisory fees	2,043	87,249	14,305	1,879	43,301
Total expenses	2,043	87,249	14,305	1,879	43,301
NET INVESTMENT INCOME (LOSS)	7,805	361,276	48,586	8,248	(30,494)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(89)	—	—	—
In-kind redemptions	117,851	3,307,393	2,184,754	137,414	785,282
Affiliated funds	—	—	—	—	(80,515)
Purchased options	—	69,252	34,972	—	—
Written options	—	(597,164)	(751,447)	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	(879)	(18,869)	(9,690)	(473)	—
Affiliated funds	—	—	—	—	2,354,910
Purchased options	(95,928)	(748,890)	(292,609)	(110,293)	—
Written options	(51,139)	(129,417)	(435,391)	(57,509)	—
NET GAIN (LOSS)	(30,095)	1,882,216	730,589	(30,861)	3,059,677
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,290)	$2,243,492	$779,175	$(22,613)	$3,029,183

(i)  Calamos Bitcoin 80 Series Structured Alt Protection ETF®—July commenced operations on July 8, 2025.

(j)  Calamos Bitcoin 90 Series Structured Alt Protection ETF®—January commenced operations on February 4, 2025.

(k)  Calamos Bitcoin 90 Series Structured Alt Protection ETF®—April commenced operations on April 7, 2025.

(l)  Calamos Bitcoin 90 Series Structured Alt Protection ETF®—July commenced operations on July 8, 2025.

(m)  Calamos Laddered S&P 500® Structured Alt Protection ETF® commenced operations on September 9, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Operations Year or Period Ended July 31, 2025

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY(n)	S&P 500® STRUCTURED ALT PROTECTION ETF®—FEBRUARY(o)	S&P 500® STRUCTURED ALT PROTECTION ETF®—MARCH(p)	S&P 500® STRUCTURED ALT PROTECTION ETF®—APRIL(q)	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY
INVESTMENT INCOME
Interest	$1,100	$999	$744	$679	$10,884
Total investment income (loss)	1,100	999	744	679	10,884
EXPENSES
Investment advisory fees	77,857	73,983	58,280	32,686	469,919
Total expenses	77,857	73,983	58,280	32,686	469,919
NET INVESTMENT INCOME (LOSS)	(76,757)	(72,984)	(57,536)	(32,007)	(459,035)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	17,151	573,653	—	77,635	7,293,219
Purchased options	(1,021)	(769)	—	—	(68,718)
Written options	(533)	(400)	—	—	(160,532)
Change in net unrealized appreciation/(depreciation) on:
Purchased options	1,077,680	645,477	1,470,836	1,607,696	11,297
Written options	(285,065)	(365,877)	(662,894)	(1,116,936)	(870,877)
NET GAIN (LOSS)	808,212	852,084	807,942	568,395	6,204,389
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$731,455	$779,100	$750,406	$536,388	$5,745,354

(n)  Calamos S&P 500® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

(o)  Calamos S&P 500® Structured Alt Protection ETF®—February commenced operations on February 3, 2025.

(p)  Calamos S&P 500® Structured Alt Protection ETF®—March commenced operations on March 3, 2025.

(q)  Calamos S&P 500® Structured Alt Protection ETF®—April commenced operations on April 1, 2025.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year or Period Ended July 31, 2025

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JUNE(r)	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST(s)	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER(t)	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER(u)
INVESTMENT INCOME
Interest	$745	$2,659	$2,422	$1,418	$1,046
Total investment income (loss)	745	2,659	2,422	1,418	1,046
EXPENSES
Investment advisory fees	16,430	244,236	272,828	165,789	120,338
Total expenses	16,430	244,236	272,828	165,789	120,338
NET INVESTMENT INCOME (LOSS)	(15,685)	(241,577)	(270,406)	(164,371)	(119,292)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	242,027	4,212,160	6,685,389	399,320	424,496
Purchased options	—	(656,471)	(1,976,304)	(6,001)	(1,652)
Written options	—	(582,518)	(1,241,726)	(1,290)	(861)
Change in net unrealized appreciation/(depreciation) on:
Purchased options	398,063	382,477	(1,893)	2,089,504	841,072
Written options	(331,544)	(382,814)	(946)	(710,424)	(278,611)
NET GAIN (LOSS)	308,546	2,972,834	3,464,520	1,771,109	984,444
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$292,861	$2,731,257	$3,194,114	$1,606,738	$865,152

(r)  Calamos S&P 500® Structured Alt Protection ETF®—June commenced operations on June 2, 2025.

(s)  Calamos S&P 500® Structured Alt Protection ETF®—August commenced operations on August 1, 2024.

(t)  Calamos S&P 500® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

(u)  Calamos S&P 500® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Operations Year or Period Ended July 31, 2025

	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER(v)	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER(w)	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—MARCH(x)	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER(y)
INVESTMENT INCOME
Interest	$840	$2,392	$470	$11,180	$1,690
Total investment income (loss)	840	2,392	470	11,180	1,690
EXPENSES
Investment advisory fees	101,025	210,682	38,530	278,292	211,820
Total expenses	101,025	210,682	38,530	278,292	211,820
NET INVESTMENT INCOME (LOSS)	(100,185)	(208,290)	(38,060)	(267,112)	(210,130)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	180,391	181,398	—	5,084,235	2,033,137
Purchased options	(1,264)	(2,355)	—	(1,446,113)	(7,042)
Written options	(662)	(1,216)	—	43,696	(2,400)
Change in net unrealized appreciation/(depreciation) on:
Purchased options	1,210,134	1,950,694	1,583,646	1,486,948	2,071,004
Written options	(411,026)	96,120	(928,309)	(1,453,397)	(1,543,319)
NET GAIN (LOSS)	977,573	2,224,641	655,337	3,715,369	2,551,380
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$877,388	$2,016,351	$617,277	$3,448,257	$2,341,250

(v)  Calamos S&P 500® Structured Alt Protection ETF®—November commenced operations on November 1, 2024.

(w)  Calamos S&P 500® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

(x)  Calamos Nasdaq-100® Structured Alt Protection ETF®—March commenced operations on March 3, 2025.

(y)  Calamos Nasdaq-100® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Year or Period Ended July 31, 2025

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER(z)	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY(aa)	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—APRIL(bb)	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER(cc)
INVESTMENT INCOME
Interest	$1,170	$2,008	$—	$1,674	$935
Total investment income (loss)	1,170	2,008	—	1,674	935
EXPENSES
Investment advisory fees	124,240	185,489	13,648	360,649	159,571
Total expenses	124,240	185,489	13,648	360,649	159,571
NET INVESTMENT INCOME (LOSS)	(123,070)	(183,481)	(13,648)	(358,975)	(158,636)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
In-kind redemptions	1,032,271	274,178	107,439	5,683,337	402,627
Purchased options	(2,218)	(5,699)	—	(2,431,647)	(4,474)
Written options	(1,165)	(2,830)	—	5,688	(2,286)
Change in net unrealized appreciation/(depreciation) on:
Purchased options	599,847	(463,233)	401,103	(4,342,074)	(1,020,590)
Written options	(363,641)	1,258,012	(266,398)	3,085,680	1,225,392
NET GAIN (LOSS)	1,265,094	1,060,428	242,144	2,000,984	600,669
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,142,024	$876,947	$228,496	$1,642,009	$442,033

(z)  Calamos Nasdaq-100® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

(aa)  Calamos Russell 2000® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

(bb)  Calamos Russell 2000® Structured Alt Protection ETF®—April commenced operations on April 1, 2025.

(cc)  Calamos Russell 2000® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF		AUTOCALLABLE INCOME ETF	CEF INCOME & ARBITRAGE ETF
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2025(a)	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024(b)
OPERATIONS
Net investment income (loss)	$89,318	$109,767	$102,790	$1,368,756	$330,457
Net realized gain (loss)	(105,248)	(35,864)	—	324,467	57,579
Change in unrealized appreciation/(depreciation)	1,239,360	1,069,023	1,052,288	26,546	710,443
Net increase (decrease) in net assets resulting from operations	1,223,430	1,142,926	1,155,078	1,719,769	1,098,479
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(89,738)	(100,956)	—	(1,327,910)	(252,902)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	3,020,850	—	65,099,144	7,725,412	12,924,470
Redeemed	—	—	—	(3,431,609)	(642,546)
Net increase (decrease) in net assets from capital stock transactions	3,020,850	—	65,099,144	4,293,803	12,281,924
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,154,542	1,041,970	66,254,222	4,685,662	13,127,501
NET ASSETS
Beginning of year	$11,784,496	$10,742,526	$—	$13,127,501	$—
End of year	$15,939,038	$11,784,496	$66,254,222	$17,813,163	$13,127,501
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	404,000	404,000	—	475,001	—
Shares issued	100,000	—	2,500,001	275,000	500,001
Shares redeemed	—	—	—	(125,000)	(25,000)
Net increase (decrease) in capital shares outstanding	100,000	—	2,500,001	150,000	475,001
Shares outstanding, end of year	504,000	404,000	2,500,001	625,001	475,001

(a)  Calamos Autocallable Income ETF commenced operations on June 25, 2025.

(b)  Calamos CEF Income & Arbitrage ETF commenced operations on January 16, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	CONVERTIBLE EQUITY ALTERNATIVE ETF		NASDAQ® EQUITY & INCOME ETF		BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024(c)	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024(d)	YEAR ENDED JULY 31, 2025(e)
OPERATIONS
Net investment income (loss)	$(973,050)	$(1,115,034)	$263,919	$27,963	$760,071
Net realized gain (loss)	2,008,677	1,838,056	302,202	(637)	1,447,930
Change in unrealized appreciation/(depreciation)	827,539	783,222	822,345	58,306	(661,841)
Net increase (decrease) in net assets resulting from operations	1,863,166	1,506,244	1,388,466	85,632	1,546,160
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(146,566)	(142,447)	(281,051)	(21,565)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	17,242,711	17,917,543	26,579,459	1,242,791	137,701,762
Redeemed	(13,792,656)	(11,067,195)	(2,749,406)	—	(96,471,157)
Net increase (decrease) in net assets from capital stock transactions	3,450,055	6,850,348	23,830,053	1,242,791	41,230,605
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,166,655	8,214,145	24,937,468	1,306,858	42,776,765
NET ASSETS
Beginning of year	$8,214,145	$—	$1,306,858	$—	$—
End of year	$13,380,800	$8,214,145	$26,244,326	$1,306,858	$42,776,765
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	300,001	—	50,001	—	—
Shares issued	600,000	700,001	950,000	50,001	5,400,001
Shares redeemed	(500,000)	(400,000)	(100,000)	—	(3,750,000)
Net increase (decrease) in capital shares outstanding	100,000	300,001	850,000	50,001	1,650,001
Shares outstanding, end of year	400,001	300,001	900,001	50,001	1,650,001

(c)  Calamos Convertible Equity Alternative ETF commenced operations on October 4, 2023.

(d)  Calamos Nasdaq® Equity & Income ETF commenced operations on February 13, 2024.

(e)  Calamos Bitcoin Structured Alt Protection ETF®—January commenced operations on January 22, 2025.
See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	BITCOIN STRUCTURED ALT PROTECTION ETF®— APRIL	BITCOIN STRUCTURED ALT PROTECTION ETF®— JULY	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®— JANUARY
	YEAR ENDED JULY 31, 2025(f)	YEAR ENDED JULY 31, 2025(g)	YEAR ENDED JULY 31, 2025(h)
OPERATIONS
Net investment income (loss)	$45,751	$7,593	$453,040
Net realized gain (loss)	935,802	139,785	6,682,930
Change in unrealized appreciation/(depreciation)	(785,420)	(132,965)	(1,715,622)
Net increase (decrease) in net assets resulting from operations	196,133	14,413	5,420,348
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	15,584,880	8,814,037	261,639,790
Redeemed	(10,513,092)	(3,778,409)	(218,830,667)
Net increase (decrease) in net assets from capital stock transactions	5,071,788	5,035,628	42,809,123
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,267,921	5,050,041	48,229,471
NET ASSETS
Beginning of year	$—	$—	$—
End of year	$5,267,921	$5,050,041	$48,229,471
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	—	—
Shares issued	600,001	350,001	9,550,001
Shares redeemed	(400,000)	(150,000)	(7,850,000)
Net increase (decrease) in capital shares outstanding	200,001	200,001	1,700,001
Shares outstanding, end of year	200,001	200,001	1,700,001

(f)  Calamos Bitcoin Structured Alt Protection ETF®—April commenced operations on April 7, 2025.

(g)  Calamos Bitcoin Structured Alt Protection ETF®—July commenced operations on July 8, 2025.

(h)  Calamos Bitcoin 80 Series Structured Alt Protection ETF®—January commenced operations on February 4, 2025.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®— APRIL	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®— JULY	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®— JANUARY
	YEAR ENDED JULY 31, 2025(i)	YEAR ENDED JULY 31, 2025(j)	YEAR ENDED JULY 31, 2025(k)
OPERATIONS
Net investment income (loss)	$23,619	$7,805	$361,276
Net realized gain (loss)	1,199,800	117,851	2,779,392
Change in unrealized appreciation/(depreciation)	(284,617)	(147,946)	(897,176)
Net increase (decrease) in net assets resulting from operations	938,802	(22,290)	2,243,492
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	16,065,201	15,494,405	119,977,600
Redeemed	(13,841,633)	(5,124,885)	(96,225,868)
Net increase (decrease) in net assets from capital stock transactions	2,223,568	10,369,520	23,751,732
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,162,370	10,347,230	25,995,224
NET ASSETS
Beginning of year	$—	$—	$—
End of year	$3,162,370	$10,347,230	$25,995,224
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	—	—
Shares issued	550,001	600,001	4,550,001
Shares redeemed	(450,000)	(200,000)	(3,600,000)
Net increase (decrease) in capital shares outstanding	100,001	400,001	950,001
Shares outstanding, end of year	100,001	400,001	950,001

(i)  Calamos Bitcoin 80 Series Structured Alt Protection ETF®—April commenced operations on April 7, 2025.

(j)  Calamos Bitcoin 80 Series Structured Alt Protection ETF®—July commenced operations on July 8, 2025.

(k)  Calamos Bitcoin 90 Series Structured Alt Protection ETF®—January commenced operations on February 4, 2025.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®— APRIL	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®— JULY	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
	YEAR ENDED JULY 31, 2025(l)	YEAR ENDED JULY 31, 2025(m)	YEAR ENDED JULY 31, 2025(n)
OPERATIONS
Net investment income (loss)	$48,586	$8,248	$(30,494)
Net realized gain (loss)	1,468,279	137,414	704,767
Change in unrealized appreciation/(depreciation)	(737,690)	(168,275)	2,354,910
Net increase (decrease) in net assets resulting from operations	779,175	(22,613)	3,029,183
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	23,502,246	10,197,220	114,310,288
Redeemed	(18,480,385)	(5,084,823)	(37,938,294)
Net increase (decrease) in net assets from capital stock transactions	5,021,861	5,112,397	76,371,994
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,801,036	5,089,784	79,401,177
NET ASSETS
Beginning of year	$—	$—	$—
End of year	$5,801,036	$5,089,784	$79,401,177
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	—	—
Shares issued	850,001	400,001	4,475,001
Shares redeemed	(650,000)	(200,000)	(1,475,000)
Net increase (decrease) in capital shares outstanding	200,001	200,001	3,000,001
Shares outstanding, end of year	200,001	200,001	3,000,001

(l)  Calamos Bitcoin 90 Series Structured Alt Protection ETF®—April commenced operations on April 7, 2025.

(m)  Calamos Bitcoin 90 Series Structured Alt Protection ETF®—July commenced operations on July 8, 2025.

(n)  Calamos Laddered S&P 500® Structured Alt Protection ETF® commenced operations on September 9, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	S&P 500® STRUCTURED ALT PROTECTION ETF®— JANUARY	S&P 500® STRUCTURED ALT PROTECTION ETF®— FEBRUARY	S&P 500® STRUCTURED ALT PROTECTION ETF®— MARCH
	YEAR ENDED JULY 31, 2025(o)	YEAR ENDED JULY 31, 2025(p)	YEAR ENDED JULY 31, 2025(q)
OPERATIONS
Net investment income (loss)	$(76,757)	$(72,984)	$(57,536)
Net realized gain (loss)	15,597	572,484	—
Change in unrealized appreciation/(depreciation)	792,615	279,600	807,942
Net increase (decrease) in net assets resulting from operations	731,455	779,100	750,406
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	22,373,673	29,467,312	22,503,281
Redeemed	(589,650)	(4,220,686)	—
Net increase (decrease) in net assets from capital stock transactions	21,784,023	25,246,626	22,503,281
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,515,478	26,025,726	23,253,687
NET ASSETS
Beginning of year	$—	$—	$—
End of year	$22,515,478	$26,025,726	$23,253,687
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	—	—
Shares issued	950,001	1,225,001	950,001
Shares redeemed	(25,000)	(175,000)	—
Net increase (decrease) in capital shares outstanding	925,001	1,050,001	950,001
Shares outstanding, end of year	925,001	1,050,001	950,001

(o)  Calamos S&P 500® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

(p)  Calamos S&P 500® Structured Alt Protection ETF®—February commenced operations on February 3, 2025.

(q)  Calamos S&P 500® Structured Alt Protection ETF®—March commenced operations on March 3, 2025.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	S&P 500® STRUCTURED ALT PROTECTION ETF®— APRIL	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY		S&P 500® STRUCTURED ALT PROTECTION ETF®— JUNE
	YEAR ENDED JULY 31, 2025(r)	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024(s)	YEAR ENDED JULY 31, 2025(t)
OPERATIONS
Net investment income (loss)	$(32,007)	$(459,035)	$(167,575)	$(15,685)
Net realized gain (loss)	77,635	7,063,969	1,068,992	242,027
Change in unrealized appreciation/(depreciation)	490,760	(859,580)	2,461,273	66,519
Net increase (decrease) in net assets resulting from operations	536,388	5,745,354	3,362,690	292,861
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	15,999,620	69,714,344	117,361,737	24,751,271
Redeemed	(621,432)	(118,842,963)	(12,921,114)	(13,152,037)
Net increase (decrease) in net assets from capital stock transactions	15,378,188	(49,128,619)	104,440,623	11,599,234
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,914,576	(43,383,265)	107,803,313	11,892,095
NET ASSETS
Beginning of year	$—	$107,803,313	$—	$—
End of year	$15,914,576	$64,420,048	$107,803,313	$11,892,095
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	4,150,001	—	—
Shares issued	650,001	2,650,000	4,650,001	950,001
Shares redeemed	(25,000)	(4,500,000)	(500,000)	(500,000)
Net increase (decrease) in capital shares outstanding	625,001	(1,850,000)	4,150,001	450,001
Shares outstanding, end of year	625,001	2,300,001	4,150,001	450,001

(r)  Calamos S&P 500® Structured Alt Protection ETF®—April commenced operations on April 1, 2025.

(s)  Calamos S&P 500® Structured Alt Protection ETF®—May commenced operations on May 1, 2024.

(t)  Calamos S&P 500® Structured Alt Protection ETF®—June commenced operations on June 2, 2025.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY		S&P 500® STRUCTURED ALT PROTECTION ETF®— AUGUST	S&P 500® STRUCTURED ALT PROTECTION ETF®— SEPTEMBER
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024(u)	YEAR ENDED JULY 31, 2025(v)	YEAR ENDED JULY 31, 2025(w)
OPERATIONS
Net investment income (loss)	$(241,577)	$(13,756)	$(270,406)	$(164,371)
Net realized gain (loss)	2,973,171	(2,664)	3,467,359	392,029
Change in unrealized appreciation/(depreciation)	(337)	268,057	(2,839)	1,379,080
Net increase (decrease) in net assets resulting from operations	2,731,257	251,637	3,194,114	1,606,738
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	20,838,035	30,096,744	47,995,135	29,826,071
Redeemed	(10,628,842)	—	(13,828,866)	(5,090,992)
Net increase (decrease) in net assets from capital stock transactions	10,209,193	30,096,744	34,166,269	24,735,079
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,940,450	30,348,381	37,360,383	26,341,817
NET ASSETS
Beginning of year	$30,348,381	$—	$—	$—
End of year	$43,288,831	$30,348,381	$37,360,383	$26,341,817
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	1,250,001	—	—	—
Shares issued	825,000	1,250,001	1,975,001	1,200,001
Shares redeemed	(425,000)	—	(550,000)	(200,000)
Net increase (decrease) in capital shares outstanding	400,000	1,250,001	1,425,001	1,000,001
Shares outstanding, end of year	1,650,001	1,250,001	1,425,001	1,000,001

(u)  Calamos S&P 500® Structured Alt Protection ETF®—July commenced operations on July 1, 2024.

(v)  Calamos S&P 500® Structured Alt Protection ETF®—August commenced operations on August 1, 2024.

(w)  Calamos S&P 500® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	S&P 500® STRUCTURED ALT PROTECTION ETF®— OCTOBER	S&P 500® STRUCTURED ALT PROTECTION ETF®— NOVEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®— DECEMBER
	YEAR ENDED JULY 31, 2025(x)	YEAR ENDED JULY 31, 2025(y)	YEAR ENDED JULY 31, 2025(z)
OPERATIONS
Net investment income (loss)	$(119,292)	$(100,185)	$(208,290)
Net realized gain (loss)	421,983	178,465	177,827
Change in unrealized appreciation/(depreciation)	562,461	799,108	2,046,814
Net increase (decrease) in net assets resulting from operations	865,152	877,388	2,016,351
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	30,990,136	23,251,073	55,486,434
Redeemed	(14,012,325)	(3,788,756)	(2,417,469)
Net increase (decrease) in net assets from capital stock transactions	16,977,811	19,462,317	53,068,965
TOTAL INCREASE (DECREASE) IN NET ASSETS	17,842,963	20,339,705	55,085,316
NET ASSETS
Beginning of year	$—	$—	$—
End of year	$17,842,963	$20,339,705	$55,085,316
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	—	—
Shares issued	1,225,001	925,001	2,300,001
Shares redeemed	(550,000)	(150,000)	(100,000)
Net increase (decrease) in capital shares outstanding	675,001	775,001	2,200,001
Shares outstanding, end of year	675,001	775,001	2,200,001

(x)  Calamos S&P 500® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

(y)  Calamos S&P 500® Structured Alt Protection ETF®—November commenced operations on November 1, 2024.

(z)  Calamos S&P 500® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®— MARCH	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE		NASDAQ-100® STRUCTURED ALT PROTECTION ETF®— SEPTEMBER
	YEAR ENDED JULY 31, 2025(aa)	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024(bb)	YEAR ENDED JULY 31, 2025(cc)
OPERATIONS
Net investment income (loss)	$(38,060)	$(267,112)	$(58,137)	$(210,130)
Net realized gain (loss)	—	3,681,818	94,510	2,023,695
Change in unrealized appreciation/(depreciation)	655,337	33,551	624,988	527,685
Net increase (decrease) in net assets resulting from operations	617,277	3,448,257	661,361	2,341,250
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	15,175,781	50,269,111	65,397,058	50,904,567
Redeemed	—	(73,146,270)	(1,208,298)	(29,348,954)
Net increase (decrease) in net assets from capital stock transactions	15,175,781	(22,877,159)	64,188,760	21,555,613
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,793,058	(19,428,902)	64,850,121	23,896,863
NET ASSETS
Beginning of year	$—	$64,850,121	$—	$—
End of year	$15,793,058	$45,421,219	$64,850,121	$23,896,863
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	2,700,001	—	—
Shares issued	625,001	1,950,000	2,750,001	2,050,001
Shares redeemed	—	(2,925,000)	(50,000)	(1,150,000)
Net increase (decrease) in capital shares outstanding	625,001	(975,000)	2,700,001	900,001
Shares outstanding, end of year	625,001	1,725,001	2,700,001	900,001

(aa)  Calamos Nasdaq-100® Structured Alt Protection ETF®—March commenced operations on March 3, 2025.

(bb)  Calamos Nasdaq-100® Structured Alt Protection ETF®—June commenced operations on June 3, 2024.

(cc)  Calamos Nasdaq-100® Structured Alt Protection ETF®—September commenced operations on September 3, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Statements of Changes in Net Assets

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®— DECEMBER	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®— JANUARY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®— APRIL
	YEAR ENDED JULY 31, 2025(dd)	YEAR ENDED JULY 31, 2025(ee)	YEAR ENDED JULY 31, 2025(ff)
OPERATIONS
Net investment income (loss)	$(123,070)	$(183,481)	$(13,648)
Net realized gain (loss)	1,028,888	265,649	107,439
Change in unrealized appreciation/(depreciation)	236,206	794,779	134,705
Net increase (decrease) in net assets resulting from operations	1,142,024	876,947	228,496
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	38,772,816	60,714,488	7,452,867
Redeemed	(25,126,452)	(1,880,238)	(642,409)
Net increase (decrease) in net assets from capital stock transactions	13,646,364	58,834,250	6,810,458
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,788,388	59,711,197	7,038,954
NET ASSETS
Beginning of year	$—	$—	$—
End of year	$14,788,388	$59,711,197	$7,038,954
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	—	—	—
Shares issued	1,575,001	2,450,001	300,001
Shares redeemed	(1,000,000)	(75,000)	(25,000)
Net increase (decrease) in capital shares outstanding	575,001	2,375,001	275,001
Shares outstanding, end of year	575,001	2,375,001	275,001

(dd)  Calamos Nasdaq-100® Structured Alt Protection ETF®—December commenced operations on December 2, 2024.

(ee)  Calamos Russell 2000® Structured Alt Protection ETF®—January commenced operations on January 2, 2025.

(ff)  Calamos Russell 2000® Structured Alt Protection ETF®—April commenced operations on April 1, 2025.

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY		RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®— OCTOBER
	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024(gg)	YEAR ENDED JULY 31, 2025(hh)
OPERATIONS
Net investment income (loss)	$(358,975)	$(23,877)	$(158,636)
Net realized gain (loss)	3,257,378	(12,858)	395,867
Change in unrealized appreciation/(depreciation)	(1,256,394)	1,475,211	204,802
Net increase (decrease) in net assets resulting from operations	1,642,009	1,438,476	442,033
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	—	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	8,251,637	54,338,643	31,570,700
Redeemed	(12,697,587)	—	(4,385,332)
Net increase (decrease) in net assets from capital stock transactions	(4,445,950)	54,338,643	27,185,368
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,803,941)	55,777,119	27,627,401
NET ASSETS
Beginning of year	$55,777,119	$—	$—
End of year	$52,973,178	$55,777,119	$27,627,401
CAPITAL SHARE TRANSACTIONS
Shares outstanding, beginning of year	2,225,001	—	—
Shares issued	325,000	2,225,001	1,275,001
Shares redeemed	(500,000)	—	(175,000)
Net increase (decrease) in capital shares outstanding	(175,000)	2,225,001	1,100,001
Shares outstanding, end of year	2,050,001	2,225,001	1,100,001

(gg)  Calamos Russell 2000® Structured Alt Protection ETF®—July commenced operations on July 1, 2024.

(hh)  Calamos Russell 2000® Structured Alt Protection ETF®—October commenced operations on October 1, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Antetokounmpo Global Sustainable Equities ETF Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025	YEAR ENDED JULY 31, 2024	FEBRUARY 3, 2023• THROUGH JULY 31, 2023
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$29.17	$26.59	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.20	0.27	0.18
Net realized and unrealized gain (loss)	2.46	2.56	1.41
Total from investment operations	2.66	2.83	1.59
Less distributions to common shareholders from:
Net investment income	(0.20)	(0.25)	—
Total distributions(b)	(0.20)	(0.25)	—
Net asset value, end of year	$31.63	$29.17	$26.59
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(c)	9.13%	10.74%	6.36%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.95%	0.95%	0.95	%(d)
Net investment income (loss)	0.67%	1.02%	1.47	%(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$15,939	$11,784	$10,743
Portfolio turnover rate(e)(f)	15%	25%	7%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Distribution for annual periods determined in accordance with federal income tax regulations.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

(f)  Not annualized.

www.calamos.com

Calamos Autocallable Income ETF  Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	JUNE 25, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.09
Net realized and unrealized gain (loss)	1.41
Total from investment operations	1.50
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$26.50
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	6.00%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.74	%(c)
Net investment income (loss)	3.53	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$66,254
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos CEF Income & Arbitrage ETF Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025		JANUARY 16, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$27.64		$25.03
Income from investment operations:
Net investment income (loss)(a)	2.31		1.11
Net realized and unrealized gain (loss)	0.82		2.19
Total from investment operations	3.13		3.30
Less distributions to common shareholders from:
Net investment income	(1.74)		(0.69)
Net realized gains	(0.53)		—
Total distributions(b)	(2.27)		(0.69)
Net asset value, end of year	$28.50		$27.64
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(c)	11.81%		13.36%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.74	%(d)	0.74	%(d)(e)
Net investment income (loss)	8.26	%(d)	7.80	%(d)(e)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$17,813		$13,128
Portfolio turnover rate(f)(g)	74%		66%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Distribution for annual periods determined in accordance with federal income tax regulations.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)  Annualized.

(f)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

(g)  Not annualized.

www.calamos.com

Calamos Convertible Equity Alternative ETF Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025	OCTOBER 4, 2023• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$27.38	$24.23
Income from investment operations:
Net investment income (loss)(a)	(2.40)	(2.74)
Net realized and unrealized gain (loss)	8.85	6.21
Total from investment operations	6.45	3.47
Less distributions to common shareholders from:
Net investment income	(0.38)	(0.32)
Total distributions(b)	(0.38)	(0.32)
Net asset value, end of year	$33.45	$27.38
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(c)	23.85%	14.37%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69%	0.69	%(d)
Net investment income (loss)	(8.08%)	(12.44	%)(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$13,381	$8,214
Portfolio turnover rate(e)(f)	150%	123%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Distribution for annual periods determined in accordance with federal income tax regulations.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

(f)  Not annualized.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Nasdaq® Equity & Income ETF Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025	FEBRUARY 13, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$26.14	$24.86
Income from investment operations:
Net investment income (loss)(a)	1.14	0.56
Net realized and unrealized gain (loss)	3.40	1.15
Total from investment operations	4.54	1.71
Less distributions to common shareholders from:
Net investment income	(1.52)	(0.43)
Total distributions(b)	(1.52)	(0.43)
Net asset value, end of year	$29.16	$26.14
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(c)	17.94%	6.96%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.75%	0.77	%(d)
Net investment income (loss)	4.08%	4.74	%(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$26,244	$1,307
Portfolio turnover rate(e)(f)	27%	9%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Distribution for annual periods determined in accordance with federal income tax regulations.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

(f)  Not annualized.

www.calamos.com

Calamos Bitcoin Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	JANUARY 22, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.44
Net realized and unrealized gain (loss)	0.49
Total from investment operations	0.93
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.93
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.72%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	3.33	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$42,777
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Bitcoin Structured Alt Protection ETF®—April Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	APRIL 7, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.24
Net realized and unrealized gain (loss)	1.10
Total from investment operations	1.34
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.34
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	5.36%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	2.99	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$5,268
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Bitcoin Structured Alt Protection ETF®—July Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	JULY 8, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.05
Net realized and unrealized gain (loss)	0.20
Total from investment operations	0.25
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.25
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.00%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	3.44	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$5,050
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Bitcoin 80 Series Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	FEBRUARY 4, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.30
Net realized and unrealized gain (loss)	3.07
Total from investment operations	3.37
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$28.37
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	13.48%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	2.41	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$48,229
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Bitcoin 80 Series Structured Alt Protection ETF®—April Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	APRIL 7, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.17
Net realized and unrealized gain (loss)	6.45
Total from investment operations	6.62
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$31.62
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	26.52%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	1.83	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$3,162
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Bitcoin 80 Series Structured Alt Protection ETF®—July Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	JULY 8, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.04
Net realized and unrealized gain (loss)	0.83
Total from investment operations	0.87
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.87
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.48%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	2.64	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$10,347
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Bitcoin 90 Series Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	FEBRUARY 4, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.35
Net realized and unrealized gain (loss)	2.01
Total from investment operations	2.36
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$27.36
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	9.48%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	2.86	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$25,995
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Bitcoin 90 Series Structured Alt Protection ETF®—April Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	APRIL 7, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.21
Net realized and unrealized gain (loss)	3.80
Total from investment operations	4.01
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$29.01
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	16.04%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	2.36	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$5,801
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Bitcoin 90 Series Structured Alt Protection ETF®—July Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	JULY 8, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.00
Income from investment operations:
Net investment income (loss)(a)	0.05
Net realized and unrealized gain (loss)	0.40
Total from investment operations	0.45
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.45
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.80%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	3.03	%(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$5,090
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Laddered S&P 500® Structured Alt Protection ETF®   Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	SEPTEMBER 9, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.92
Income from investment operations:
Net investment income (loss)(a)	(0.02)
Net realized and unrealized gain (loss)	1.57
Total from investment operations	1.55
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.47
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	6.22%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.10	%(c)(d)
Net investment income (loss)	(0.07	%)(c)(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$79,401
Portfolio turnover rate(e)(f)	18%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)  Not annualized.

(f)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	JANUARY 2, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$23.46
Income from investment operations:
Net investment income (loss)(a)	(0.09)
Net realized and unrealized gain (loss)	0.97
Total from investment operations	0.88
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$24.34
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.75%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$22,515
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—February Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	FEBRUARY 3, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.09
Income from investment operations:
Net investment income (loss)(a)	(0.08)
Net realized and unrealized gain (loss)	0.78
Total from investment operations	0.70
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$24.79
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	2.91%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$26,026
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—March Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	MARCH 3, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$23.78
Income from investment operations:
Net investment income (loss)(a)	(0.07)
Net realized and unrealized gain (loss)	0.77
Total from investment operations	0.70
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$24.48
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	2.94%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$23,254
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—April Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	APRIL 1, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.64
Income from investment operations:
Net investment income (loss)(a)	(0.06)
Net realized and unrealized gain (loss)	0.88
Total from investment operations	0.82
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.46
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.33%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$15,915
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—May Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025	MAY 1, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.98	$25.00
Income from investment operations:
Net investment income (loss)(a)	(0.18)	(0.04)
Net realized and unrealized gain (loss)	2.21	1.02
Total from investment operations	2.03	0.98
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$28.01	$25.98
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	7.81%	3.92%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.67%)	(0.65	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$64,420	$107,803
Portfolio turnover rate(d)(e)	0%	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—June Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	JUNE 2, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.94
Income from investment operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss)	0.52
Total from investment operations	0.49
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.43
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.89%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.66	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$11,892
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—July Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025	JULY 1, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.28	$23.96
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	2.13	0.33
Total from investment operations	1.96	0.32
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$26.24	$24.28
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	8.03%	1.34%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.68%)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$43,289	$30,348
Portfolio turnover rate(d)(e)	0%	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—August Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	AUGUST 1, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.25
Income from investment operations:
Net investment income (loss)(a)	(0.17)
Net realized and unrealized gain (loss)	2.14
Total from investment operations	1.97
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.22
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	8.12%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$37,360
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—September Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	SEPTEMBER 3, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.81
Income from investment operations:
Net investment income (loss)(a)	(0.16)
Net realized and unrealized gain (loss)	1.69
Total from investment operations	1.53
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.34
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	6.17%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$26,342
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—October Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	OCTOBER 1, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.26
Income from investment operations:
Net investment income (loss)(a)	(0.15)
Net realized and unrealized gain (loss)	1.32
Total from investment operations	1.17
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.43
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	4.63%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$17,843
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos S&P 500® Structured Alt Protection ETF®—November Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	NOVEMBER 1, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.03
Income from investment operations:
Net investment income (loss)(a)	(0.13)
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.21
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.24
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	4.83%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$20,340
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos S&P 500® Structured Alt Protection ETF®—December Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	DECEMBER 2, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.12
Income from investment operations:
Net investment income (loss)(a)	(0.11)
Net realized and unrealized gain (loss)	1.03
Total from investment operations	0.92
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.04
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.81%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$55,085
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Nasdaq-100® Structured Alt Protection ETF®—March Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	MARCH 3, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.41
Income from investment operations:
Net investment income (loss)(a)	(0.07)
Net realized and unrealized gain (loss)	0.93
Total from investment operations	0.86
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.27
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.52%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$15,793
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Nasdaq-100® Structured Alt Protection ETF®—June Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025	JUNE 3, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.02	$23.57
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.03)
Net realized and unrealized gain (loss)	2.48	0.48
Total from investment operations	2.31	0.45
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$26.33	$24.02
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	9.62%	1.91%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.66%)	(0.65	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$45,421	$64,850
Portfolio turnover rate(d)(e)	0%	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Nasdaq-100® Structured Alt Protection ETF®—September Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	SEPTEMBER 3, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.78
Income from investment operations:
Net investment income (loss)(a)	(0.16)
Net realized and unrealized gain (loss)	1.93
Total from investment operations	1.77
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$26.55
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	7.14%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$23,897
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Nasdaq-100® Structured Alt Protection ETF®—December Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	DECEMBER 2, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.49
Income from investment operations:
Net investment income (loss)(a)	(0.11)
Net realized and unrealized gain (loss)	1.34
Total from investment operations	1.23
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.72
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	5.02%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$14,788
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF®—January Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	JANUARY 2, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.76
Income from investment operations:
Net investment income (loss)(a)	(0.10)
Net realized and unrealized gain (loss)	0.48
Total from investment operations	0.38
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.14
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.53%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$59,711
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Russell 2000® Structured Alt Protection ETF®—April Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	APRIL 1, 2025• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.76
Income from investment operations:
Net investment income (loss)(a)	(0.06)
Net realized and unrealized gain (loss)	0.90
Total from investment operations	0.84
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.60
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.39%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.69	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$7,039
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
www.calamos.com

Calamos Russell 2000® Structured Alt Protection ETF®—July Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	YEAR ENDED JULY 31, 2025	JULY 1, 2024• THROUGH JULY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$25.07	$24.36
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.01)
Net realized and unrealized gain (loss)	0.94	0.72
Total from investment operations	0.77	0.71
Less distributions to common shareholders from:
Net investment income	—	—
Total distributions	—	—
Net asset value, end of year	$25.84	$25.07
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	3.07%	2.91%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69%	0.69	%(c)
Net investment income (loss)	(0.69%)	(0.68	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$52,973	$55,777
Portfolio turnover rate(d)(e)	0%	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS ANNUAL REPORT

Calamos Russell 2000® Structured Alt Protection ETF®—October Financial Highlights

Selected data for a share outstanding throughout the year was as follows:

	OCTOBER 1, 2024• THROUGH JULY 31, 2025
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$24.75
Income from investment operations:
Net investment income (loss)(a)	(0.14)
Net realized and unrealized gain (loss)	0.51
Total from investment operations	0.37
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of year	$25.12
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	1.49%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(c)
Net investment income (loss)	(0.69	%)(c)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of year (000)	$27,627
Portfolio turnover rate(d)(e)	0%

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  Not annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Antetokounmpo Global Sustainable Equities ETF Schedule of Investments July 31, 2025

NUMBER OF SHARES			VALUE
COMMON STOCKS (99.1%)
		Communication Services (6.1%)
3,861		Alphabet, Inc. - Class A	$740,926
546,135	KES	Safaricom PLC	111,594
2,732		Verizon Communications, Inc.	116,820
			969,340
		Consumer Discretionary (10.2%)
1,906	EUR	Amadeus IT Group SA	153,173
15,576	HKD	BYD Co. Ltd. - Class H	228,977
2,570		Chipotle Mexican Grill, Inc.#	110,202
2,268	EUR	Cie Generale des Etablissements Michelin SCA	80,908
1,074	KRW	Coway Co. Ltd.	84,337
5,653	GBP	Greggs PLC	117,957
387		Home Depot, Inc.	142,226
2,842	EUR	Industria de Diseno Textil SA	135,926
41		MercadoLibre, Inc.#	97,330
6,563		Sony Group Corp. ADR	159,612
1,906		TJX Cos., Inc.	237,354
1,460		Tractor Supply Co.	83,147
			1,631,149
		Consumer Staples (6.0%)
1,199		Colgate-Palmolive Co.	100,536
147		Costco Wholesale Corp.	138,127
3,197		Darling Ingredients, Inc.#	103,519
25,307	GBP	Haleon PLC	120,151
5,292	EUR	Jeronimo Martins SGPS SA	129,240
1,393	EUR	Kerry Group PLC - Class A	129,003
202	EUR	L'Oreal SA	89,754
1,481		Walmart, Inc.	145,108
			955,438
		Financials (15.5%)
22,668	HKD	AIA Group Ltd.	211,953
16,370	GBP	Aviva PLC	140,221
1,398		Bank of New York Mellon Corp.	141,827
491,766	IDR	Bank Rakyat Indonesia Persero Tbk. PT	110,875
4,252	NOK	DNB Bank ASA	107,876
25,177	EUR	Eurobank Ergasias Services & Holdings SA	93,034
786		Fiserv, Inc.#	109,207
11,490	MXN	Grupo Financiero Banorte SAB de CV - Class O	102,329
3,222		HDFC Bank Ltd. ADR	247,353
1,959	HKD	Hong Kong Exchanges & Clearing Ltd.	106,559
716		Intercontinental Exchange, Inc.	132,338
12,695		Itau Unibanco Holding SA ADR	79,598
617		Jack Henry & Associates, Inc.	104,776
1,348	EUR	KBC Group NV	141,158
248		S&P Global, Inc.	136,673
1,998	JPY	Tokio Marine Holdings, Inc.	81,139
NUMBER OF SHARES			VALUE
636		Travelers Cos., Inc.	$165,513
766		Visa, Inc. - Class A	264,630
			2,477,059
		Health Care (9.4%)
794	GBP	AstraZeneca PLC	118,743
684	AUD	CSL Ltd.	119,080
3,222	JPY	Daiichi Sankyo Co. Ltd.	79,482
928		Edwards Lifesciences Corp.#	73,600
357	EUR	EssilorLuxottica SA	106,171
1,292		GE HealthCare Technologies, Inc.	92,145
1,330		Gilead Sciences, Inc.	149,346
175	CHF	Lonza Group AG	123,238
1,138		Merck & Co., Inc.	88,900
522	EUR	Merck KGaA	65,706
2,084	DKK	Novo Nordisk AS - Class B	100,205
383	CHF	Roche Holding AG	121,230
2,100	CNY	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	67,500
244		Thermo Fisher Scientific, Inc.	114,114
492		Zoetis, Inc.	71,729
			1,491,189
		Industrials (15.7%)
4,242	SEK	Atlas Copco AB - Class A	64,740
1,794		Canadian Pacific Kansas City Ltd.	131,949
1,391	EUR	Cie de Saint-Gobain SA	159,217
255		Deere & Co.	133,714
3,104	SEK	Epiroc AB - Class A	63,274
1,592	GBP	Experian PLC	84,183
596		Ferguson Enterprises, Inc.	133,105
5,968	JPY	Hitachi Ltd.	185,887
1,723		nVent Electric PLC	135,118
1,129		Otis Worldwide Corp.	96,744
548		Quanta Services, Inc.	222,559
1,700	JPY	Recruit Holdings Co. Ltd.	102,045
2,419	GBP	RELX PLC	125,742
219		Rockwell Automation, Inc.	77,024
434	EUR	Schneider Electric SE	113,048
709	EUR	Siemens AG	181,969
200	JPY	SMC Corp.	69,894
4,300	CNY	Sungrow Power Supply Co. Ltd. - Class A	43,042
302		Trane Technologies PLC	132,300
282		Verisk Analytics, Inc.	78,596
718		Waste Management, Inc.	164,537
			2,498,687
		Information Technology (26.9%)
302		Accenture PLC - Class A	80,664
2,480		Apple, Inc.	514,774

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Antetokounmpo Global Sustainable Equities ETF Schedule of Investments July 31, 2025

NUMBER OF SHARES			VALUE
685		Applied Materials, Inc.	$123,341
123	EUR	ASML Holding NV	86,059
3,222		Bentley Systems, Inc. - Class B	186,812
977		Broadcom, Inc.	286,945
3,280	EUR	Infineon Technologies AG	129,643
200	JPY	Keyence Corp.	73,210
1,654		Microsoft Corp.	882,409
3,610		NVIDIA Corp.	642,111
427		Oracle Corp.	108,360
371		Palo Alto Networks, Inc.#	64,406
1,091	EUR	SAP SE	312,258
583	KRW	SK Hynix, Inc.	114,977
1,744		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	421,385
978		TE Connectivity PLC	201,223
312		Texas Instruments, Inc.	56,491
			4,285,068
		Materials (5.1%)
450	EUR	Air Liquide SA	88,740
2,158		Ball Corp.	123,567
1,072	GBP	Croda International PLC	36,979
708	EUR	DSM-Firmenich AG	68,290
481		Ecolab, Inc.	125,906
16,715	BRL	Klabin SA	55,522
282		Linde PLC	129,793
1,282	DKK	Novonesis Novozymes B - Class B	83,458
459	CHF	Sika AG	108,838
			821,093
		Real Estate (1.1%)
454		American Tower Corp.	94,609
686		Prologis, Inc.	73,251
			167,860
		Utilities (3.1%)
6,656	EUR	Iberdrola SA	116,641
6,802	GBP	National Grid PLC	95,220
19,209	INR	Power Grid Corp. of India Ltd.	63,866
1,304		Sempra	106,511
3,548	EUR	Veolia Environnement SA	120,255
			502,493
		TOTAL COMMON STOCKS (Cost $12,612,027)	15,799,376
		TOTAL INVESTMENTS (99.1%) (Cost $12,612,027)	15,799,376
OTHER ASSETS, LESS LIABILITIES (0.9%)			139,662
NET ASSETS (100.0%)			$15,939,038

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

BRL  Brazilian Real

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

DKK  Danish Krone

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KES  Kenyan Shilling

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

SEK  Swedish Krona

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. Dollars.

See accompanying Notes to Schedule of Investments

www.calamos.com

Antetokounmpo Global Sustainable Equities ETF Schedule of Investments July 31, 2025

CURRENCY EXPOSURE
JULY 31, 2025

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$9,674,860	61.2%
European Monetary Unit	2,500,193	15.8%
British Pound Sterling	839,196	5.3%
Japanese Yen	591,657	3.7%
Hong Kong Dollar	547,489	3.5%
Swiss Franc	353,306	2.2%
South Korean Won	199,314	1.3%
Danish Krone	183,663	1.2%
Swedish Krona	128,014	0.8%
Australian Dollar	119,080	0.8%
Kenyan Shilling	111,594	0.7%
Indonesian Rupiah	110,875	0.7%
Chinese Yuan Renminbi	110,542	0.7%
Norwegian Krone	107,876	0.7%
Mexican Peso	102,329	0.6%
Indian Rupee	63,866	0.4%
Brazilian Real	55,522	0.4%
Total Investments	$15,799,376	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Autocallable Income ETF Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (96.1%)
	Other (96.1%)
63,830,600	U.S. Treasury Bills~ 4.169%, 08/19/25 (Cost $63,695,020)	$63,694,226
	TOTAL INVESTMENTS (96.1%) (Cost $63,695,020)	63,694,226
OTHER ASSETS, LESS LIABILITIES (3.9%)		2,559,996
NET ASSETS (100.0%)		$66,254,222

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
JPMorgan Chase Bank N.A.	MerQube U.S. Large-Cap Vol Advantage Autocallable Index	1 mo. SOFR Plus 0.100%	Equity returns on 83,427 shares of MerQube U.S. Large-Cap Vol Advantage Autocallable Index	08/31/26	Annual	$64,106,867	$—	$1,053,082	$1,053,082
							$—	$1,053,082	$1,053,082

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $16,689,067.

See accompanying Notes to Schedule of Investments

www.calamos.com

CEF Income & Arbitrage ETF Schedule of Investments July 31, 2025

NUMBER OF SHARES		VALUE
CLOSED-END FUNDS (98.9%)
	Convertible (2.2%)
31,502	Advent Convertible & Income Fund	$387,475
	Covered Call (15.3%)
49,700	BlackRock Enhanced Equity Dividend Trust	438,851
22,919	BlackRock Enhanced Large Cap Core Fund, Inc.	496,655
56,710	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	491,676
60,982	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	533,592
17,369	Nuveen Dow 30SM Dynamic Overwrite Fund	248,377
82,298	XAI Madison Equity Premium Income Fund	508,601
		2,717,752
	Equity-Sector (6.5%)
6,266	BlackRock Health Sciences Trust	222,694
9,332	Blackrock Science & Technology Trust	364,508
38,658	GAMCO Global Gold Natural Resources & Income Trust	171,641
10,660	Reaves Utility Income Fund	408,065
		1,166,908
	Global Allocation (1.3%)
12,258	Thornburg Income Builder Opportunities Trust	239,399
	High Yield Bond (6.9%)
16,772	AllianceBernstein Global High Income Fund, Inc.	186,505
119,875	Credit Suisse Asset Management Income Fund, Inc.	357,228
22,011	DoubleLine Yield Opportunities Fund	338,749
80,280	Western Asset High Income Fund II, Inc.	340,387
		1,222,869
	Master Limited Partnership (10.6%)
12,800	ClearBridge Energy Midstream Opportunity Fund, Inc.	612,736
34,245	Kayne Anderson Energy Infrastructure Fund	426,008
48,805	Neuberger Berman Energy Infrastructure & Income Fund, Inc.	427,531
9,847	Tortoise Energy Infrastructure Corp.	426,769
		1,893,044
	Municipal Bond (5.0%)
25,968	BlackRock Taxable Municipal Bond Trust	420,422
31,996	NYLI MacKay DefinedTerm Muni Opportunities Fund	466,501
		886,923
	Preferred (5.2%)
22,773	Flaherty & Crumrine Preferred & Income Securities Fund	372,111
41,148	John Hancock Premium Dividend Fund	548,914
		921,025
NUMBER OF SHARES		VALUE
	Real Estate Investment Trust (5.5%)
28,639	Cohen & Steers Quality Income Realty Fund, Inc.	$351,401
28,904	Highland Opportunities & Income Fund	152,613
147,110	Neuberger Berman Real Estate Securities Income Fund, Inc.	473,694
		977,708
	Senior Loan (11.4%)
20,799	Blackstone Strategic Credit 2027 Term Fund	258,116
28,295	Eaton Vance Senior Floating-Rate Trust	337,276
61,808	Eaton Vance Senior Income Trust	347,361
131,492	Nuveen Credit Strategies Income Fund	727,151
41,500	Nuveen Floating Rate Income Fund	353,580
		2,023,484
	U.S. Allocation (9.4%)
54,533	Bexil Investment Trust	745,466
14,025	Eaton Vance Tax-Advantaged Dividend Income Fund	335,899
24,400	John Hancock Tax-Advantaged Dividend Income Fund	592,188
		1,673,553
	U.S. Stock (5.8%)
104,103	Liberty All Star Growth Fund, Inc.	573,607
11,661	Nuveen Core Equity Alpha Fund	179,813
16,348	SRH Total Return Fund, Inc.	289,360
		1,042,780
	World Bond (3.0%)
10,606	abrdn Asia-Pacific Income Fund, Inc.	170,863
30,122	abrdn Income Credit Strategies Fund	179,226
13,648	Nuveen Global High Income Fund	180,426
		530,515
	World Stock (10.8%)
58,550	abrdn Total Dynamic Dividend Fund	522,851
38,211	India Fund, Inc.	590,742
12,680	Mexico Fund, Inc.	226,465
9,646	Morgan Stanley India Investment Fund, Inc.	263,529
21,484	Templeton Emerging Markets Fund	321,615
		1,925,202
	TOTAL CLOSED-END FUNDS (Cost $16,871,648)	17,608,637
	TOTAL INVESTMENTS (98.9%) (Cost $16,871,648)	17,608,637
OTHER ASSETS, LESS LIABILITIES (1.1%)		204,526
NET ASSETS (100.0%)		$17,813,163

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Convertible Equity Alternative ETF Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (72.0%)
	Communication Services (7.8%)
149,000	Liberty Media Corp.* 2.375%, 09/30/53	$225,032
59,000	Liberty Media Corp. - Liberty Formula One 2.250%, 08/15/27	76,893
132,000	Live Nation Entertainment, Inc. 3.125%, 01/15/29	198,628
41,000	Opendoor Technologies, Inc.* 7.000%, 05/15/30	61,663
	Uber Technologies, Inc.
226,000	0.875%, 12/01/28	308,879
148,000	0.000%, 12/15/25^	168,431
		1,039,526
	Consumer Discretionary (6.1%)
36,000	Burlington Stores, Inc. 1.250%, 12/15/27	51,697
148,000	Carnival Corp. 5.750%, 12/01/27	342,491
34,000	Patrick Industries, Inc. 1.750%, 12/01/28	52,937
44,000	Peloton Interactive, Inc. 5.500%, 12/01/29	83,084
56,000	Stride, Inc.^ 1.125%, 09/01/27	137,977
91,000	Wayfair, Inc. 3.500%, 11/15/28	147,159
		815,345
	Energy (1.1%)
45,000	CNX Resources Corp. 2.250%, 05/01/26	106,369
35,000	Eos Energy Enterprises, Inc.* 6.750%, 06/15/30	45,240
		151,609
	Financials (5.7%)
164,000	Coinbase Global, Inc. 0.250%, 04/01/30	224,800
114,000	SoFi Technologies, Inc.* 1.250%, 03/15/29	281,701
56,000	Upstart Holdings, Inc.* 2.000%, 10/01/29	111,957
114,000	Ventas Realty LP 3.750%, 06/01/26	142,015
		760,473
	Health Care (1.0%)
47,000	Insulet Corp. 0.375%, 09/01/26	62,667
41,000	Mirum Pharmaceuticals, Inc. 4.000%, 05/01/29	73,475
		136,142
PRINCIPAL AMOUNT		VALUE
	Industrials (8.8%)
36,000	Axon Enterprise, Inc. 0.500%, 12/15/27	$118,809
	Bloom Energy Corp.
68,000	3.000%, 06/01/29	134,524
82,000	3.000%, 06/01/28	172,430
76,000	Fluor Corp. 1.125%, 08/15/29	107,050
	Granite Construction, Inc.
44,000	3.250%, 06/15/30	60,372
53,000	3.750%, 05/15/28^	111,449
39,000	OSI Systems, Inc.* 2.250%, 08/01/29	52,245
46,000	Rocket Lab USA, Inc.* 4.250%, 02/01/29	413,317
		1,170,196
	Information Technology (28.8%)
223,000	Akamai Technologies, Inc.* 0.250%, 05/15/33	225,020
59,000	Core Scientific, Inc.* 3.000%, 09/01/29	86,169
61,000	InterDigital, Inc. 3.500%, 06/01/27	204,656
	Itron, Inc.
58,000	0.000%, 03/15/26	63,120
109,000	1.375%, 07/15/30	125,294
80,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	137,534
	MicroStrategy, Inc.
108,000	2.250%, 06/15/32	231,062
145,000	0.625%, 09/15/28*	332,665
82,000	0.625%, 03/15/30	225,129
90,000	0.875%, 03/15/31	169,273
65,000	Nutanix, Inc. 0.250%, 10/01/27	90,365
198,000	Seagate HDD Cayman^ 3.500%, 06/01/28	384,128
42,000	Semtech Corp. 1.625%, 11/01/27	64,552
91,000	Shift4 Payments, Inc. 0.000%, 12/15/25	118,360
	Snowflake, Inc.*
153,000	0.000%, 10/01/29	238,054
150,000	0.000%, 10/01/27^	227,451
299,000	Super Micro Computer, Inc.* 0.000%, 06/15/30	381,249
79,000	Tyler Technologies, Inc. 0.250%, 03/15/26	95,544
211,000	Western Digital Corp. 3.000%, 11/15/28	452,717
		3,852,342

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Equity Alternative ETF Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
	Materials (3.4%)
53,000	Centrus Energy Corp.*^ 2.250%, 11/01/30	$126,412
112,000	MP Materials Corp.* 3.000%, 03/01/30	328,249
		454,661
	Other (0.4%)
35,000	Chefs' Warehouse, Inc. 2.375%, 12/15/28	57,467
	Real Estate (3.1%)
	Welltower OP LLC*
135,000	2.750%, 05/15/28	234,770
133,000	3.125%, 07/15/29^	184,276
		419,046
	Utilities (5.8%)
143,000	Evergy, Inc. 4.500%, 12/15/27	170,402
123,000	Southern Co.^ 3.875%, 12/15/25	139,632
58,000	TXNM Energy, Inc. 5.750%, 06/01/54	76,082
91,000	UGI Corp. 5.000%, 06/01/28	124,968
	WEC Energy Group, Inc.
118,000	4.375%, 06/01/27	136,463
112,000	4.375%, 06/01/29	132,866
		780,413
	TOTAL CONVERTIBLE BONDS (Cost $8,195,814)	9,637,220
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (27.3%)
	Financials (6.7%)
3,739	Apollo Global Management, Inc. 6.750%, 07/31/26	284,837
3,931	ARES Management Corp. 6.750%, 10/01/27	222,495
6,729	KKR & Co., Inc. 6.250%, 03/01/28	386,581
		893,913
	Health Care (0.6%)
1,131	BrightSpring Health Services, Inc. 6.750%, 02/01/27	81,851
	Industrials (9.0%)
14,985	Boeing Co.^ 6.000%, 10/15/27	1,059,439
NUMBER OF SHARES		VALUE
767	Chart Industries, Inc. 6.750%, 12/15/25	$54,910
1,566	QXO, Inc.# 5.500%, 05/15/28	90,546
		1,204,895
	Information Technology (2.9%)
3,912	Hewlett Packard Enterprise Co. 7.625%, 09/01/27	234,720
1,274	Shift4 Payments, Inc.^ 6.000%, 05/01/28	150,268
		384,988
	Materials (1.5%)
5,766	Albemarle Corp. 7.250%, 03/01/27	195,813
	Utilities (6.6%)
2,325	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications, Time, Inc.)#§ 3.369%, 09/15/29	92,179
	NextEra Energy, Inc.
5,533	7.299%, 06/01/27^	265,806
3,955	7.234%, 11/01/27	174,969
4,779	6.926%, 09/01/25^	194,744
4,190	PG&E Corp.^ 6.000%, 12/01/27	159,262
		886,960
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,479,065)	3,648,420
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (12.7%)
1,701,611	State Street Navigator Securities Lending Government Money Market Portfolio, 4.325%†*** (Cost $1,701,611)	1,701,611
	TOTAL INVESTMENTS (112.0%) (Cost $13,376,490)	14,987,251
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-12.7%)		(1,701,611)
OTHER ASSETS, LESS LIABILITIES (0.7%)		95,160
NET ASSETS (100.0%)		$13,380,800

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Convertible Equity Alternative ETF Schedule of Investments July 31, 2025

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

#  Non-income producing security.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

†  Represents investment of cash collateral received from securities on loan as of July 31, 2025.

***  The rate disclosed is the 7 day net yield as of July 31, 2025.

See accompanying Notes to Schedule of Investments

www.calamos.com

Nasdaq® Equity & Income ETF Schedule of Investments July 31, 2025

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUNDS (85.5%)
	Other (85.5%)
99,002	Franklin Senior Loan ETF	$2,403,769
13,249	iShares 5-10 Year Investment Grade Corporate Bond ETF	704,184
2,718	iShares Broad USD Investment Grade Corporate Bond ETF	139,406
60,425	Janus Henderson AAA CLO ETF	3,068,986
57,130	Schwab 1-5 Year Corporate Bond ETF	1,414,539
115,456	Simplify MBS ETF	5,747,400
153,019	SPDR Portfolio High Yield Bond ETF	3,626,550
77,959	Vanguard Emerging Markets Government Bond ETF	5,107,094
3,096	Vanguard Long-Term Corporate Bond ETF	233,438
		22,445,366
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,343,685)	22,445,366
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (13.9%)#Ω
	Communication Services (2.8%)
90	Alphabet, Inc.
1,727,100	Expires 12/19/25, Strike $165.00	302,637
18	Meta Platforms, Inc.
1,392,192	Expires 03/20/26, Strike $705.00	231,221
18	Netflix, Inc.
2,086,920	Expires 09/26/25, Strike $1,192.00	71,353
36	T-Mobile U.S., Inc.
858,276	Expires 09/26/25, Strike $203.00	134,194
		739,405
	Consumer Discretionary (1.0%)
72	Amazon.com, Inc.
1,685,592	Expires 03/20/26, Strike $219.00	254,197
18	Tesla, Inc.
554,886	Expires 12/19/25, Strike $460.00	16,579
		270,776
	Consumer Staples (0.3%)
18	Costco Wholesale Corp.
1,691,352	Expires 06/18/26, Strike $1,060.00	85,007
		85,007
	Health Care (0.1%)
18	Amgen, Inc.
531,180	Expires 03/20/26, Strike $323.00	22,847
		22,847
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Information Technology (6.4%)
36	Advanced Micro Devices, Inc.
634,716	Expires 09/26/25, Strike $117.00	$218,302
18	Apple, Inc.
373,626	Expires 09/26/25, Strike $200.00	26,929
57	Broadcom, Inc.
1,674,090	Expires 06/18/26, Strike $315.00	237,880
72	Cisco Systems, Inc.
490,176	Expires 12/19/25, Strike $58.50	80,888
38	Microsoft Corp.
2,027,300	Expires 06/18/26, Strike $495.00	300,189
162	NVIDIA Corp.
2,881,494	Expires 12/19/25, Strike $135.00	792,008
18	QUALCOMM, Inc.
264,168	Expires 03/20/26, Strike $176.00	9,900
		1,666,096
	Materials (0.3%)
18	Linde PLC
828,468	Expires 06/18/26, Strike $455.00	77,183
		77,183
	Other (3.0%)
126	Direxion Nasdaq-100® Equal Weighted Index Shares
1,239,336	Expires 09/26/25, Strike $87.50	148,882
90	Direxion Nasdaq-100® Equal Weighted Index Shares
885,240	Expires 12/19/25, Strike $89.50	108,193
306	Direxion Nasdaq-100® Equal Weighted Index Shares
3,009,816	Expires 03/20/26, Strike $88.50	442,295
76	Direxion Nasdaq-100® Equal Weighted Index Shares
747,536	Expires 06/18/26, Strike $96.00	79,825
		779,195
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $2,861,539)	3,640,509
	TOTAL INVESTMENTS (99.4%) (Cost $25,205,224)	26,085,875
OTHER ASSETS, LESS LIABILITIES (0.6%)		158,451
NET ASSETS (100.0%)		$26,244,326

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Bitcoin Structured Alt Protection ETF®—January Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (94.0%)
	Other (94.0%)
41,059,000	U.S. Treasury Bill~ 4.146%, 01/22/26 (Cost $40,266,945)	$40,239,625
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (21.3%)#Ω
	Long Call Option (21.3%)
1,683 46,481,094	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $247.31 (Cost $10,343,855)	9,099,123
	TOTAL INVESTMENTS (115.3%) (Cost $50,610,800)	49,338,748
LIABILITIES, LESS OTHER ASSETS (-15.3%)		(6,561,983)
NET ASSETS (100.0%)		$42,776,765
EXCHANGE-TRADED WRITTEN OPTION (-15.4%)#Ω
	Short Call Option (-15.4%)
(1,683) (46,481,094)	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $275.85 (Premium $7,177,058)	$(6,566,847)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $40,239,625.

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Bitcoin Structured Alt Protection ETF®—April Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (92.2%)
	Other (92.2%)
4,988,000	U.S. Treasury Bill~ 3.926%, 03/19/26 (Cost $4,867,898)	$4,859,164
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (53.5%)#Ω
	Long Call Option (53.5%)
272 7,512,096	CBOE Mini Bitcoin U.S. ETF Index Expires 04/07/26, Strike $184.65 (Cost $3,086,406)	2,815,600
	TOTAL INVESTMENTS (145.7%) (Cost $7,954,304)	7,674,764
LIABILITIES, LESS OTHER ASSETS (-45.7%)		(2,406,843)
NET ASSETS (100.0%)		$5,267,921
EXCHANGE-TRADED WRITTEN OPTION (-45.6%)#Ω
	Short Call Option (-45.6%)
(272) (7,512,096)	CBOE Mini Bitcoin U.S. ETF Index Expires 04/07/26, Strike $204.76 (Premium $1,895,620)	$(2,401,500)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $4,859,164.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Bitcoin Structured Alt Protection ETF®—July Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (95.3%)
	Other (95.3%)
5,000,000	U.S. Treasury Bill~ 4.119%, 07/09/26 (Cost $4,813,895)	$4,813,298
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (24.7%)#Ω
	Long Call Option (24.7%)
193 5,330,274	CBOE Mini Bitcoin U.S. ETF Index Expires 07/07/26, Strike $257.50 (Cost $1,292,304)	1,245,429
	TOTAL INVESTMENTS (120.0%) (Cost $6,106,199)	6,058,727
LIABILITIES, LESS OTHER ASSETS (-20.0%)		(1,008,686)
NET ASSETS (100.0%)		$5,050,041
EXCHANGE-TRADED WRITTEN OPTION (-20.0%)#Ω
	Short Call Option (-20.0%)
(193) (5,330,274)	CBOE Mini Bitcoin U.S. ETF Index Expires 07/07/26, Strike $283.25 (Premium $925,827)	$(1,011,320)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,609,974.

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Bitcoin 80 Series Structured Alt Protection ETF®—January   Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (68.8%)
	Other (68.8%)
33,837,000	U.S. Treasury Bill~ 4.080%, 01/22/26 (Cost $33,194,478)	$33,161,747
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (37.1%)#Ω
	Long Call Option (37.1%)
1,836 50,706,648	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $187.14 (Cost $19,386,565)	17,903,000
	TOTAL INVESTMENTS (105.9%) (Cost $52,581,043)	51,064,747
LIABILITIES, LESS OTHER ASSETS (-5.9%)		(2,835,276)
NET ASSETS (100.0%)		$48,229,471
EXCHANGE-TRADED WRITTEN OPTION (-5.9%)#Ω
	Short Call Option (-5.9%)
(1,836) (50,706,648)	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $352.60 (Premium $2,635,216)	$(2,834,542)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $33,161,747.

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Bitcoin 80 Series Structured Alt Protection ETF®—April   Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (61.4%)
	Other (61.4%)
1,994,000	U.S. Treasury Bill~ 3.855%, 03/19/26 (Cost $1,946,838)	$1,942,496
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (58.0%)#Ω
	Long Call Option (58.0%)
136 3,756,048	CBOE Mini Bitcoin U.S. ETF Index Expires 04/07/26, Strike $147.72 (Cost $1,951,210)	1,832,232
	TOTAL INVESTMENTS (119.4%) (Cost $3,898,048)	3,774,728
LIABILITIES, LESS OTHER ASSETS (-19.4%)		(612,358)
NET ASSETS (100.0%)		$3,162,370
EXCHANGE-TRADED WRITTEN OPTION (-19.4%)#Ω
	Short Call Option (-19.4%)
(136) (3,756,048)	CBOE Mini Bitcoin U.S. ETF Index Expires 04/07/26, Strike $279.25 (Premium $452,362)	$(613,659)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,942,496.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Bitcoin 80 Series Structured Alt Protection ETF®—July   Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (74.4%)
	Other (74.4%)
8,000,000	U.S. Treasury Bill~ 4.120%, 07/09/26 (Cost $7,702,156)	$7,701,277
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (35.7%)#Ω
	Long Call Option (35.7%)
385 10,632,930	CBOE Mini Bitcoin U.S. ETF Index Expires 07/07/26, Strike $206.00 (Cost $3,789,618)	3,693,690
	TOTAL INVESTMENTS (110.1%) (Cost $11,491,774)	11,394,967
LIABILITIES, LESS OTHER ASSETS (-10.1%)		(1,047,737)
NET ASSETS (100.0%)		$10,347,230
EXCHANGE-TRADED WRITTEN OPTION (-10.4%)#Ω
	Short Call Option (-10.4%)
(385) (10,632,930)	CBOE Mini Bitcoin U.S. ETF Index Expires 07/07/26, Strike $363.20 (Premium $1,022,241)	$(1,073,380)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $3,850,638.

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Bitcoin 90 Series Structured Alt Protection ETF®—January   Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (80.2%)
	Other (80.2%)
21,282,000	U.S. Treasury Bill~ 4.097%, 01/22/26 (Cost $20,876,164)	$20,857,295
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (31.2%)#Ω
	Long Call Option (31.2%)
1,026 28,336,068	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $210.54 (Cost $8,843,229)	8,094,339
	TOTAL INVESTMENTS (111.4%) (Cost $29,719,393)	28,951,634
LIABILITIES, LESS OTHER ASSETS (-11.4%)		(2,956,410)
NET ASSETS (100.0%)		$25,995,224
EXCHANGE-TRADED WRITTEN OPTION (-11.4%)#Ω
	Short Call Option (-11.4%)
(1,026) (28,336,068)	CBOE Mini Bitcoin U.S. ETF Index Expires 01/30/26, Strike $301.14 (Premium $2,826,817)	$(2,956,234)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $20,857,295.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Bitcoin 90 Series Structured Alt Protection ETF®—April   Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (75.4%)
	Other (75.4%)
4,488,000	U.S. Treasury Bill~ 3.858%, 03/19/26 (Cost $4,381,768)	$4,372,078
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (55.6%)#Ω
	Long Call Option (55.6%)
272 7,512,096	CBOE Mini Bitcoin U.S. ETF Index Expires 04/07/26, Strike $166.19 (Cost $3,519,702)	3,227,093
	TOTAL INVESTMENTS (131.0%) (Cost $7,901,470)	7,599,171
LIABILITIES, LESS OTHER ASSETS (-31.0%)		(1,798,135)
NET ASSETS (100.0%)		$5,801,036
EXCHANGE-TRADED WRITTEN OPTION (-31.0%)#Ω
	Short Call Option (-31.0%)
(272) (7,512,096)	CBOE Mini Bitcoin U.S. ETF Index Expires 04/07/26, Strike $238.44 (Premium $1,362,228)	$(1,797,619)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $4,372,078.

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Bitcoin 90 Series Structured Alt Protection ETF®—July   Schedule of Investments July 31, 2025

PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (85.1%)
	Other (85.1%)
4,500,000	U.S. Treasury Bill~ 4.121%, 07/09/26 (Cost $4,332,441)	$4,331,968
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTION (29.4%)#Ω
	Long Call Option (29.4%)
193 5,330,274	CBOE Mini Bitcoin U.S. ETF Index Expires 07/07/26, Strike $231.75 (Cost $1,605,831)	1,495,538
	TOTAL INVESTMENTS (114.5%) (Cost $5,938,272)	5,827,506
LIABILITIES, LESS OTHER ASSETS (-14.5%)		(737,722)
NET ASSETS (100.0%)		$5,089,784
EXCHANGE-TRADED WRITTEN OPTION (-14.6%)#Ω
	Short Call Option (-14.6%)
(193) (5,330,274)	CBOE Mini Bitcoin U.S. ETF Index Expires 07/07/26, Strike $321.10 (Premium $686,531)	$(744,040)

NOTES TO SCHEDULE OF INVESTMENTS

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $4,331,968.

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Laddered S&P 500® Structured Alt Protection ETF®   Schedule of Investments July 31, 2025

NUMBER OF SHARES		VALUE
EXCHANGE-TRADED FUNDS (100.0%)
	Other (100.0%)
258,761	Calamos S&P 500® Structured Alt Protection ETF® - April	$6,575,117
254,048	Calamos S&P 500® Structured Alt Protection ETF® - August	6,656,439
265,932	Calamos S&P 500® Structured Alt Protection ETF® - December	6,654,257
267,474	Calamos S&P 500® Structured Alt Protection ETF® - February	6,619,206
271,997	Calamos S&P 500® Structured Alt Protection ETF® - January	6,614,749
253,786	Calamos S&P 500® Structured Alt Protection ETF® - July	6,649,295
249,232	Calamos S&P 500® Structured Alt Protection ETF® - June	6,574,790
270,016	Calamos S&P 500® Structured Alt Protection ETF® - March	6,601,081
234,883	Calamos S&P 500® Structured Alt Protection ETF® - May	6,567,188
252,206	Calamos S&P 500® Structured Alt Protection ETF® - November	6,614,254
250,705	Calamos S&P 500® Structured Alt Protection ETF® - October	6,623,601
252,123	Calamos S&P 500® Structured Alt Protection ETF® - September	6,638,398
		79,388,375
	TOTAL EXCHANGE-TRADED FUNDS (Cost $77,033,465)	79,388,375
	TOTAL INVESTMENTS (100.0%) (Cost $77,033,465)	79,388,375
OTHER ASSETS, LESS LIABILITIES (0.0%)		12,802
NET ASSETS (100.0%)		$79,401,177

Amounts relating to investments in affiliated funds at July 31, 2025, and for the fiscal year-to-date period September 9, 2024 (commencement of operations) through July 31, 2025 are as follows:

AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	DIVIDEND INCOME	NET REALIZED GAINS/(LOSS)	NET INCREASE/ DECREASE IN UNREALIZED APPRECIATION/ DEPRECIATION	VALUE, END OF PERIOD
Calamos S&P 500® Structured Alt Protection ETF® - April	$—	$6,897,156	$493,077	$—	$16,974	$154,064	$6,575,117
Calamos S&P 500® Structured Alt Protection ETF® - August	—	12,227,203	5,950,442	—	126,622	253,056	6,656,439
Calamos S&P 500® Structured Alt Protection ETF® - December	—	10,673,940	4,242,319	—	23,735	198,901	6,654,257
Calamos S&P 500® Structured Alt Protection ETF® - February	—	8,704,394	2,257,125	—	14,743	157,194	6,619,206
Calamos S&P 500® Structured Alt Protection ETF® - January	—	10,004,791	3,613,356	—	26,451	196,863	6,614,749
Calamos S&P 500® Structured Alt Protection ETF® - July	—	12,233,788	5,978,930	—	130,396	264,041	6,649,295
Calamos S&P 500® Structured Alt Protection ETF® - June	—	6,969,167	493,178	—	7,347	91,454	6,574,790
Calamos S&P 500® Structured Alt Protection ETF® - March	—	7,972,096	1,534,708	—	12,017	151,676	6,601,081
Calamos S&P 500® Structured Alt Protection ETF® - May	—	12,216,081	6,023,978	—	130,629	244,456	6,567,188
Calamos S&P 500® Structured Alt Protection ETF® - November	—	10,620,090	4,264,130	—	55,290	203,004	6,614,254
Calamos S&P 500® Structured Alt Protection ETF® - October	—	12,331,633	5,965,739	—	49,730	207,977	6,623,601
Calamos S&P 500® Structured Alt Protection ETF® - September	—	12,245,118	5,949,777	—	110,833	232,224	6,638,398
	$—	$123,095,457	$46,766,759	$—	$704,767	$2,354,910	$79,388,375

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—January Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (105.1%)#Ω
	Long Call Option (103.3%)
370 23,386,960	SPDR® S&P 500® ETF Trust Expires 12/31/25, Strike $0.82	$23,270,973
	Long Put Option (1.8%)
370 23,386,960	SPDR® S&P 500® ETF Trust Expires 12/31/25, Strike $586.08	403,679
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $22,596,972)	23,674,652
	TOTAL INVESTMENTS (105.1%) (Cost $22,596,972)	23,674,652
LIABILITIES, LESS OTHER ASSETS (-5.1%)		(1,159,174)
NET ASSETS (100.0%)		$22,515,478
EXCHANGE-TRADED WRITTEN OPTION (-5.0%)#Ω
	Short Call Option (-5.0%)
(370) (23,386,960)	SPDR® S&P 500® ETF Trust Expires 12/31/25, Strike $630.45 (Premium $848,913)	$(1,133,978)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—February Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (104.0%)#Ω
	Long Call Option (101.5%)
420 26,547,360	SPDR® S&P 500® ETF Trust Expires 01/30/26, Strike $0.84	$26,422,753
	Long Put Option (2.5%)
420 26,547,360	SPDR® S&P 500® ETF Trust Expires 01/30/26, Strike $601.82	636,227
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $26,413,503)	27,058,980
	TOTAL INVESTMENTS (104.0%) (Cost $26,413,503)	27,058,980
LIABILITIES, LESS OTHER ASSETS (-4.0%)		(1,033,254)
NET ASSETS (100.0%)		$26,025,726
EXCHANGE-TRADED WRITTEN OPTION (-3.9%)#Ω
	Short Call Option (-3.9%)
(420) (26,547,360)	SPDR® S&P 500® ETF Trust Expires 01/30/26, Strike $646.78 (Premium $657,130)	$(1,023,007)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—March Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (105.3%)#Ω
	Long Call Option (102.8%)
380 24,019,040	SPDR® S&P 500® ETF Trust Expires 02/27/26, Strike $0.83	$23,906,979
	Long Put Option (2.5%)
380 24,019,040	SPDR® S&P 500® ETF Trust Expires 02/27/26, Strike $594.18	583,825
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $23,019,968)	24,490,804
	TOTAL INVESTMENTS (105.3%) (Cost $23,019,968)	24,490,804
LIABILITIES, LESS OTHER ASSETS (-5.3%)		(1,237,117)
NET ASSETS (100.0%)		$23,253,687
EXCHANGE-TRADED WRITTEN OPTION (-5.3%)#Ω
	Short Call Option (-5.3%)
(380) (24,019,040)	SPDR® S&P 500® ETF Trust Expires 02/27/26, Strike $639.52 (Premium $574,826)	$(1,237,720)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—April Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (110.6%)#Ω
	Long Call Option (108.6%)
275 17,382,200	SPDR® S&P 500® ETF Trust Expires 03/31/26, Strike $0.78	$17,280,754
	Long Put Option (2.0%)
275 17,382,200	SPDR® S&P 500® ETF Trust Expires 03/31/26, Strike $559.39	324,728
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $15,997,786)	17,605,482
	TOTAL INVESTMENTS (110.6%) (Cost $15,997,786)	17,605,482
LIABILITIES, LESS OTHER ASSETS (-10.6%)		(1,690,906)
NET ASSETS (100.0%)		$15,914,576
EXCHANGE-TRADED WRITTEN OPTION (-10.7%)#Ω
	Short Call Option (-10.7%)
(275) (17,382,200)	SPDR® S&P 500® ETF Trust Expires 03/31/26, Strike $602.91 (Premium $582,149)	$(1,699,085)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—May Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (112.2%)#Ω
	Long Call Option (110.0%)
1,133 71,614,664	SPDR® S&P 500® ETF Trust Expires 04/30/26, Strike $3.83	$70,862,312
	Long Put Option (2.2%)
1,133 71,614,664	SPDR® S&P 500® ETF Trust Expires 04/30/26, Strike $554.54	1,397,797
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $66,177,543)	72,260,109
	TOTAL INVESTMENTS (112.2%) (Cost $66,177,543)	72,260,109
LIABILITIES, LESS OTHER ASSETS (-12.2%)		(7,840,061)
NET ASSETS (100.0%)		$64,420,048
EXCHANGE-TRADED WRITTEN OPTION (-12.8%)#Ω
	Short Call Option (-12.8%)
(1,133) (71,614,664)	SPDR® S&P 500® ETF Trust Expires 04/30/26, Strike $593.36 (Premium $3,733,840)	$(8,214,713)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—June Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (107.2%)#Ω
	Long Call Option (104.1%)
198 12,515,184	SPDR® S&P 500® ETF Trust Expires 05/29/26, Strike $4.07	$12,376,835
	Long Put Option (3.1%)
198 12,515,184	SPDR® S&P 500® ETF Trust Expires 05/29/26, Strike $589.39	375,974
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $12,354,746)	12,752,809
	TOTAL INVESTMENTS (107.2%) (Cost $12,354,746)	12,752,809
LIABILITIES, LESS OTHER ASSETS (-7.2%)		(860,714)
NET ASSETS (100.0%)		$11,892,095
EXCHANGE-TRADED WRITTEN OPTION (-7.8%)#Ω
	Short Call Option (-7.8%)
(198) (12,515,184)	SPDR® S&P 500® ETF Trust Expires 05/29/26, Strike $632.61 (Premium $600,073)	$(931,617)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—July Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (104.5%)#Ω
	Long Call Option (100.2%)
695 43,929,560	SPDR® S&P 500® ETF Trust Expires 06/30/26, Strike $4.26	$43,400,583
	Long Put Option (4.3%)
695 43,929,560	SPDR® S&P 500® ETF Trust Expires 06/30/26, Strike $617.85	1,850,826
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $44,618,222)	45,251,409
	TOTAL INVESTMENTS (104.5%) (Cost $44,618,222)	45,251,409
LIABILITIES, LESS OTHER ASSETS (-4.5%)		(1,962,578)
NET ASSETS (100.0%)		$43,288,831
EXCHANGE-TRADED WRITTEN OPTION (-5.4%)#Ω
	Short Call Option (-5.4%)
(695) (43,929,560)	SPDR® S&P 500® ETF Trust Expires 06/30/26, Strike $660.01 (Premium $1,961,711)	$(2,327,178)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—August Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (103.5%)#Ω
	Long Call Option (98.5%)
591 37,355,928	SPDR® S&P 500® ETF Trust Expires 07/31/26, Strike $4.36	$36,806,298
	Long Put Option (5.0%)
591 37,355,928	SPDR® S&P 500® ETF Trust Expires 07/31/26, Strike $632.08	1,859,286
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $38,667,477)	38,665,584
	TOTAL INVESTMENTS (103.5%) (Cost $38,667,477)	38,665,584
LIABILITIES, LESS OTHER ASSETS (-3.5%)		(1,305,201)
NET ASSETS (100.0%)		$37,360,383
EXCHANGE-TRADED WRITTEN OPTION (-4.2%)#Ω
	Short Call Option (-4.2%)
(591) (37,355,928)	SPDR® S&P 500® ETF Trust Expires 07/31/26, Strike $677.21 (Premium $1,574,069)	$(1,575,015)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—September Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (105.4%)#Ω
	Long Call Option (105.2%)
439 27,748,312	SPDR® S&P 500® ETF Trust Expires 08/29/25, Strike $0.79	$27,722,627
	Long Put Option (0.2%)
439 27,748,312	SPDR® S&P 500® ETF Trust Expires 08/29/25, Strike $563.68	37,782
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $25,670,905)	27,760,409
	TOTAL INVESTMENTS (105.4%) (Cost $25,670,905)	27,760,409
LIABILITIES, LESS OTHER ASSETS (-5.4%)		(1,418,592)
NET ASSETS (100.0%)		$26,341,817
EXCHANGE-TRADED WRITTEN OPTION (-5.3%)#Ω
	Short Call Option (-5.3%)
(439) (27,748,312)	SPDR® S&P 500® ETF Trust Expires 08/29/25, Strike $606.01 (Premium $682,826)	$(1,393,250)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—October Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (105.4%)#Ω
	Long Call Option (104.9%)
297 18,772,776	SPDR® S&P 500® ETF Trust Expires 09/30/25, Strike $0.80	$18,710,271
	Long Put Option (0.5%)
297 18,772,776	SPDR® S&P 500® ETF Trust Expires 09/30/25, Strike $573.76	97,062
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $17,966,261)	18,807,333
	TOTAL INVESTMENTS (105.4%) (Cost $17,966,261)	18,807,333
LIABILITIES, LESS OTHER ASSETS (-5.4%)		(964,370)
NET ASSETS (100.0%)		$17,842,963
EXCHANGE-TRADED WRITTEN OPTION (-5.1%)#Ω
	Short Call Option (-5.1%)
(297) (18,772,776)	SPDR® S&P 500® ETF Trust Expires 09/30/25, Strike $612.03 (Premium $637,657)	$(916,268)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

S&P 500® Structured Alt Protection ETF®—November Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (106.5%)#Ω
	Long Call Option (105.6%)
341 21,553,928	SPDR® S&P 500® ETF Trust Expires 10/31/25, Strike $0.80	$21,484,487
	Long Put Option (0.9%)
341 21,553,928	SPDR® S&P 500® ETF Trust Expires 10/31/25, Strike $568.64	173,681
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $20,448,034)	21,658,168
	TOTAL INVESTMENTS (106.5%) (Cost $20,448,034)	21,658,168
LIABILITIES, LESS OTHER ASSETS (-6.5%)		(1,318,463)
NET ASSETS (100.0%)		$20,339,705
EXCHANGE-TRADED WRITTEN OPTION (-6.3%)#Ω
	Short Call Option (-6.3%)
(341) (21,553,928)	SPDR® S&P 500® ETF Trust Expires 10/31/25, Strike $610.89 (Premium $861,260)	$(1,272,286)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

S&P 500® Structured Alt Protection ETF®—December Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (102.4%)#Ω
	Long Call Option (100.6%)
880 55,623,040	SPDR® S&P 500® ETF Trust Expires 11/28/25, Strike $0.84	$55,441,217
	Long Put Option (1.8%)
880 55,623,040	SPDR® S&P 500® ETF Trust Expires 11/28/25, Strike $602.55	977,918
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $54,468,441)	56,419,135
	TOTAL INVESTMENTS (102.4%) (Cost $54,468,441)	56,419,135
LIABILITIES, LESS OTHER ASSETS (-2.4%)		(1,333,819)
NET ASSETS (100.0%)		$55,085,316
EXCHANGE-TRADED WRITTEN OPTION (-2.3%)#Ω
	Short Call Option (-2.3%)
(880) (55,623,040)	SPDR® S&P 500® ETF Trust Expires 11/28/25, Strike $651.18 (Premium $1,356,900)	$(1,260,780)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Nasdaq-100® Structured Alt Protection ETF®—March   Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (109.7%)#Ω
	Long Call Option (107.2%)
300 16,950,300	Invesco QQQ Trust Series 1 Expires 02/27/26, Strike $0.71	$16,930,497
	Long Put Option (2.5%)
300 16,950,300	Invesco QQQ Trust Series 1 Expires 02/27/26, Strike $508.17	401,603
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $15,748,454)	17,332,100
	TOTAL INVESTMENTS (109.7%) (Cost $15,748,454)	17,332,100
LIABILITIES, LESS OTHER ASSETS (-9.7%)		(1,539,042)
NET ASSETS (100.0%)		$15,793,058
EXCHANGE-TRADED WRITTEN OPTION (-9.7%)#Ω
	Short Call Option (-9.7%)
(300) (16,950,300)	Invesco QQQ Trust Series 1 Expires 02/27/26, Strike $549.69 (Premium $610,735)	$(1,539,044)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Nasdaq-100® Structured Alt Protection ETF®—June Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (110.0%)#Ω
	Long Call Option (106.2%)
859 48,534,359	Invesco QQQ Trust Series 1 Expires 05/29/26, Strike $3.58	$48,249,487
	Long Put Option (3.8%)
859 48,534,359	Invesco QQQ Trust Series 1 Expires 05/29/26, Strike $519.11	1,717,484
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $47,741,636)	49,966,971
	TOTAL INVESTMENTS (110.0%) (Cost $47,741,636)	49,966,971
LIABILITIES, LESS OTHER ASSETS (-10.0%)		(4,545,752)
NET ASSETS (100.0%)		$45,421,219
EXCHANGE-TRADED WRITTEN OPTION (-10.6%)#Ω
	Short Call Option (-10.6%)
(859) (48,534,359)	Invesco QQQ Trust Series 1 Expires 05/29/26, Strike $558.82 (Premium $3,225,764)	$(4,792,560)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Nasdaq-100® Structured Alt Protection ETF®—September Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (110.4%)#Ω
	Long Call Option (110.3%)
467 26,385,967	Invesco QQQ Trust Series 1 Expires 08/29/25, Strike $0.67	$26,358,393
	Long Put Option (0.1%)
467 26,385,967	Invesco QQQ Trust Series 1 Expires 08/29/25, Strike $476.27	26,868
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $24,314,257)	26,385,261
	TOTAL INVESTMENTS (110.4%) (Cost $24,314,257)	26,385,261
LIABILITIES, LESS OTHER ASSETS (-10.4%)		(2,488,398)
NET ASSETS (100.0%)		$23,896,863
EXCHANGE-TRADED WRITTEN OPTION (-10.3%)#Ω
	Short Call Option (-10.3%)
(467) (26,385,967)	Invesco QQQ Trust Series 1 Expires 08/29/25, Strike $516.04 (Premium $919,188)	$(2,462,507)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).
See accompanying Notes to Schedule of Investments

www.calamos.com

Nasdaq-100® Structured Alt Protection ETF®—December Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (106.9%)#Ω
	Long Call Option (105.4%)
276 15,594,276	Invesco QQQ Trust Series 1 Expires 11/28/25, Strike $0.71	$15,581,446
	Long Put Option (1.5%)
276 15,594,276	Invesco QQQ Trust Series 1 Expires 11/28/25, Strike $509.74	227,912
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $15,209,511)	15,809,358
	TOTAL INVESTMENTS (106.9%) (Cost $15,209,511)	15,809,358
LIABILITIES, LESS OTHER ASSETS (-6.9%)		(1,020,970)
NET ASSETS (100.0%)		$14,788,388
EXCHANGE-TRADED WRITTEN OPTION (-6.8%)#Ω
	Short Call Option (-6.8%)
(276) (15,594,276)	Invesco QQQ Trust Series 1 Expires 11/28/25, Strike $553.93 (Premium $634,617)	$(998,258)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Russell 2000® Structured Alt Protection ETF®—January Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (102.0%)#Ω
	Long Call Option (97.0%)
2,660 58,357,740	iShares® Russell 2000® ETF Expires 12/31/25, Strike $0.31	$57,902,880
	Long Put Option (5.0%)
2,660 58,357,740	iShares® Russell 2000® ETF Expires 12/31/25, Strike $220.96	3,008,460
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $61,374,573)	60,911,340
	TOTAL INVESTMENTS (102.0%) (Cost $61,374,573)	60,911,340
LIABILITIES, LESS OTHER ASSETS (-2.0%)		(1,200,143)
NET ASSETS (100.0%)		$59,711,197
EXCHANGE-TRADED WRITTEN OPTION (-1.9%)#Ω
	Short Call Option (-1.9%)
(2,660) (58,357,740)	iShares® Russell 2000® ETF Expires 12/31/25, Strike $242.15 (Premium $2,391,172)	$(1,133,160)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Russell 2000® Structured Alt Protection ETF®—April Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (108.8%)#Ω
	Long Call Option (105.5%)
341 7,481,199	iShares® Russell 2000® ETF Expires 03/31/26, Strike $0.28	$7,429,952
	Long Put Option (3.3%)
341 7,481,199	iShares® Russell 2000® ETF Expires 03/31/26, Strike $199.49	229,810
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $7,258,659)	7,659,762
	TOTAL INVESTMENTS (108.8%) (Cost $7,258,659)	7,659,762
LIABILITIES, LESS OTHER ASSETS (-8.8%)		(620,808)
NET ASSETS (100.0%)		$7,038,954
EXCHANGE-TRADED WRITTEN OPTION (-8.8%)#Ω
	Short Call Option (-8.8%)
(341) (7,481,199)	iShares® Russell 2000® ETF Expires 03/31/26, Strike $218.28 (Premium $354,148)	$(620,546)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Russell 2000® Structured Alt Protection ETF®—July Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (105.6%)#Ω
	Long Call Option (99.5%)
2,445 53,640,855	iShares® Russell 2000® ETF Expires 06/30/26, Strike $1.49	$52,736,205
	Long Put Option (6.1%)
2,445 53,640,855	iShares® Russell 2000® ETF Expires 06/30/26, Strike $215.79	3,215,175
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $55,558,802)	55,951,380
	TOTAL INVESTMENTS (105.6%) (Cost $55,558,802)	55,951,380
LIABILITIES, LESS OTHER ASSETS (-5.6%)		(2,978,202)
NET ASSETS (100.0%)		$52,973,178
EXCHANGE-TRADED WRITTEN OPTION (-6.3%)#Ω
	Short Call Option (-6.3%)
(2,445) (53,640,855)	iShares® Russell 2000® ETF Expires 06/30/26, Strike $233.27 (Premium $3,163,664)	$(3,337,425)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

www.calamos.com

Russell 2000® Structured Alt Protection ETF®—October Schedule of Investments July 31, 2025

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
EXCHANGE-TRADED PURCHASED OPTIONS (101.0%)#Ω
	Long Call Option (97.5%)
1,232 27,028,848	iShares® Russell 2000® ETF Expires 09/30/25, Strike $0.31	$26,917,485
	Long Put Option (3.5%)
1,232 27,028,848	iShares® Russell 2000® ETF Expires 09/30/25, Strike $220.89	973,874
	TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost $28,911,949)	27,891,359
	TOTAL INVESTMENTS (101.0%) (Cost $28,911,949)	27,891,359
LIABILITIES, LESS OTHER ASSETS (-1.0%)		(263,958)
NET ASSETS (100.0%)		$27,627,401
EXCHANGE-TRADED WRITTEN OPTION (-0.6%)#Ω
	Short Call Option (-0.6%)
(1,232) (27,028,848)	iShares® Russell 2000® ETF Expires 09/30/25, Strike $239.56 (Premium $1,403,007)	$(177,615)

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

Ω  FLexible EXchange® Options (see Note 1).

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the "Trust"), a Delaware statutory trust organized on June 17, 2013, consists of thirty-five series as of the date of this report. These financial statements relate only to the following funds (each, a "Fund" and collectively, the "Funds"):

FUND	TICKER	COMMENCEMENT OF OPERATIONS	EXCHANGE
Antetokounmpo Global Sustainable Equities ETF	SROI	2/3/2023	NYSE
Autocallable Income ETF	CAIE	6/25/2025	NYSE
CEF Income & Arbitrage ETF	CCEF	1/16/2024	NYSE
Convertible Equity Alternative ETF	CVRT	10/4/2023	NYSE
Nasdaq® Equity & Income ETF*	CANQ	2/13/2024	NASDAQ
Bitcoin Structured Alt Protection ETF®—January	CBOJ	1/22/2025	CBOE
Bitcoin Structured Alt Protection ETF®—April	CBOA	4/7/2025	CBOE
Bitcoin Structured Alt Protection ETF®—July	CBOY	7/8/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF®—January	CBTJ	2/4/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF®—April	CBTA	4/7/2025	CBOE
Bitcoin 80 Series Structured Alt Protection ETF®—July	CBTY	7/8/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF®—January	CBXJ	2/4/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF®—April	CBXA	4/7/2025	CBOE
Bitcoin 90 Series Structured Alt Protection ETF®—July	CBXY	7/8/2025	CBOE
Laddered S&P 500® Structured Alt Protection ETF®	CPSL	9/9/2024	CBOE
S&P 500® Structured Alt Protection ETF®—January	CPSY	1/2/2025	NYSE
S&P 500® Structured Alt Protection ETF®—February	CPSF	2/3/2025	NYSE
S&P 500® Structured Alt Protection ETF®—March	CPSR	3/3/2025	NYSE
S&P 500® Structured Alt Protection ETF®—April	CPSP	4/1/2025	NYSE
S&P 500® Structured Alt Protection ETF®—May	CPSM	5/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—June	CPSU	6/2/2025	NYSE
S&P 500® Structured Alt Protection ETF®—July	CPSJ	7/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—August	CPSA	8/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—September	CPST	9/3/2024	NYSE
S&P 500® Structured Alt Protection ETF®—October	CPSO	10/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—November	CPSN	11/1/2024	NYSE
S&P 500® Structured Alt Protection ETF®—December	CPSD	12/2/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF®—March	CPNM	3/3/2025	NYSE
Nasdaq-100® Structured Alt Protection ETF®—June	CPNJ	6/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF®—September	CPNS	9/3/2024	NYSE
Nasdaq-100® Structured Alt Protection ETF®—December	CPNQ	12/2/2024	NYSE
Russell 2000® Structured Alt Protection ETF®—January	CPRY	1/2/2025	NYSE
Russell 2000® Structured Alt Protection ETF®—April	CPRA	4/1/2025	NYSE
Russell 2000® Structured Alt Protection ETF®—July	CPRJ	7/1/2024	NYSE
Russell 2000® Structured Alt Protection ETF®—October	CPRO	10/1/2024	NYSE

*  formerly Alternative Nasdaq® & Bond ETF

The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC, except the Calamos Antetokounmpo Global Sustainable Equities ETF which issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000.

www.calamos.com

Notes to Financial Statements

Each Fund is actively managed. The diversification classification and investment objectives of the Funds are as follows:

TICKER	DIVERSIFICATION CLASSIFICATION	OBJECTIVE(a)
SROI	Diversified	Long-term capital appreciation.
CAIE	Non-Diversified	Seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube US Large Cap Vol Advantage Autocallable Index.
CCEF	Non-Diversified	High current income and long-term capital appreciation.
CVRT	Non-Diversified	Total return through capital appreciation and current income.
CANQ	Non-Diversified	Attractive risk-adjusted return through capital appreciation and current income.
CBOJ	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBOA	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBOY	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while protecting against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBTJ	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBTA	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBTY	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 20% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBXJ	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBXA	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CBXY	Non-Diversified

Seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate—New York Variant ("BRRNY") ("Spot bitcoin"), up to a predetermined Cap, while seeking to provide a Floor with protection against a loss exceeding 10% of the negative price return of Spot bitcoin (before total fund operating fees and expenses), over a defined period (the "Outcome Period").

CPSL	Non-Diversified	Seeks to provide investors with capital appreciation.
CPSY	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

TICKER	DIVERSIFICATION CLASSIFICATION	OBJECTIVE(a)
CPSF	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSR	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSP	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSM	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSU	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSJ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSA	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPST	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSO	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSN	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPSD	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPNM	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPNJ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPNS	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPNQ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPRY	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

www.calamos.com

Notes to Financial Statements

TICKER	DIVERSIFICATION CLASSIFICATION	OBJECTIVE(a)
CPRA	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPRJ	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell 2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

CPRO	Non-Diversified

Seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the iShares® Russell2000® ETF up to a predetermined Cap, while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), over a defined period (the "Outcome Period").

(a)  Capitalized terms not defined herein have the same meaning as in the Fund's prospectus. Current Caps and Outcome Periods are reflected in each Fund's prospectus.

Calamos Antetokounmpo Asset Management LLC ("CGAM"), serves as the Fund's adviser for the Calamos Antetokounmpo Global Sustainable Equities ETF. CGAM is jointly owned by Calamos Advisors LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund's subadviser. Mr. Antetokounmpo serves on CGAM's Board of Directors and has indirect control of half of CGAM's Board of Directors. Mr. Antetokounmpo is not a portfolio manager of the Fund and will not be involved in the day-to-day management of the Fund's investments, and neither Original C nor Mr. Antetokounmpo shall provide any "investment advice" to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund. Mr. Antetokounmpo will be involved with marketing efforts on behalf of CGAM. If Mr. Antetokounmpo is no longer involved with the Fund or CGAM then "Antetokounmpo" will be removed from the name of the Fund and CGAM. Further, shareholders would be notified of any change in the name of the Fund or its strategy. CGAM is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with CGAM. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

For all other Funds in the ETF Trust, Calamos Advisors LLC ("Calamos Advisors" or the "Adviser"), serves as the Funds' adviser.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Funds, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which a Fund's NAV is determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market® are valued at the NASDAQ® Official Closing Price, as determined by NASDAQ®, or lacking a NASDAQ® Official Closing Price, the last current reported sale price on NASDAQ® at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board. Futures, swaps and options contracts listed for trading on a futures or options exchange or board

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

FLexible EXchange® Options ("FLEX Options") listed on an exchange will typically be valued at a model-based price at the official close of that exchange's trading day. However, when a Fund's option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange's model-based price. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the valuation designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2025. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at year end.

Allocation of Expenses Among Funds. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity &

www.calamos.com

Notes to Financial Statements

Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds' taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2023-2025 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and Trustees against certain liabilities incurred by them by reason of having been an officer or Trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Segment Reporting. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expense, has operating results that are regularly reviewed by the chief operating decision maker, and for which discrete financial information is available. Consistent with the definition of a chief operating decision maker ("CODM") provided by FASB Accounting Standards Update 2023-07, the Funds' CODM consists of the members of Calamos Advisors' Investment Committee and Senior Executive Team. The Funds operate as a single reportable segment, which reflects how the CODM monitors and manages the operating results of the Funds. The financial information used by the CODM to assess the segment's performance and to allocate resources, including total return, expense ratios, changes in net assets from operations and portfolio composition, is consistent with that presented within the Funds' financial statements and financial highlights.

Note 2 – Investment Adviser and Transactions with Affiliates or Certain Other Parties

Advisory Fee. Pursuant to an investment advisory agreement, each Fund pays Calamos Advisors (or CGAM with respect to Antetokounmpo Global Sustainable Equities ETF) a monthly unitary advisory fee based on the average daily net assets of the Fund at the following annual rates:

FUND	ADVISORY FEE
Antetokounmpo Global Sustainable Equities ETF	0.95%
Autocallable Income ETF	0.74
CEF Income & Arbitrage ETF	0.74
Convertible Equity Alternative ETF	0.69
Nasdaq® Equity & Income ETF*	0.74	**
Bitcoin Structured Alt Protection ETF®—January	0.69
Bitcoin Structured Alt Protection ETF®—April	0.69
Bitcoin Structured Alt Protection ETF®—July	0.69
Bitcoin 80 Series Structured Alt Protection ETF®—January	0.69
Bitcoin 80 Series Structured Alt Protection ETF®—April	0.69
Bitcoin 80 Series Structured Alt Protection ETF®—July	0.69
Bitcoin 90 Series Structured Alt Protection ETF®—January	0.69
Bitcoin 90 Series Structured Alt Protection ETF®—April	0.69

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

FUND	ADVISORY FEE
Bitcoin 90 Series Structured Alt Protection ETF®—July	0.69%
Laddered S&P 500® Structured Alt Protection ETF®	0.10
S&P 500® Structured Alt Protection ETF®—January	0.69
S&P 500® Structured Alt Protection ETF®—February	0.69
S&P 500® Structured Alt Protection ETF®—March	0.69
S&P 500® Structured Alt Protection ETF®—April	0.69
S&P 500® Structured Alt Protection ETF®—May	0.69
S&P 500® Structured Alt Protection ETF®—June	0.69
S&P 500® Structured Alt Protection ETF®—July	0.69
S&P 500® Structured Alt Protection ETF®—August	0.69
S&P 500® Structured Alt Protection ETF®—September	0.69
S&P 500® Structured Alt Protection ETF®—October	0.69
S&P 500® Structured Alt Protection ETF®—November	0.69
S&P 500® Structured Alt Protection ETF®—December	0.69
Nasdaq-100® Structured Alt Protection ETF®—March	0.69
Nasdaq-100® Structured Alt Protection ETF®—June	0.69
Nasdaq-100® Structured Alt Protection ETF®—September	0.69
Nasdaq-100® Structured Alt Protection ETF®—December	0.69
Russell 2000® Structured Alt Protection ETF®—January	0.69
Russell 2000® Structured Alt Protection ETF®—April	0.69
Russell 2000® Structured Alt Protection ETF®—July	0.69
Russell 2000® Structured Alt Protection ETF®—October	0.69

*  formerly Alternative Nasdaq® & Bond ETF.

**  Monthly unitary advisory fee was changed from 0.77% on May 2, 2025.

Distributor. The distributor of each Fund is Calamos Financial Services LLC ("CFS" or the "Distributor"). CFS is a limited purpose broker-dealer affiliated with Calamos Advisors. The Distributor has entered into a distribution agreement with the Trust pursuant to which it distributes Fund shares.

Affiliated Trustees and Officers. For the Antetokounmpo Global Sustainable Equities ETF, a Trustee and certain officers of the Trust are also officers and/or directors of CGAM. A Trustee and certain officers of the Fund are also officers and/or directors of Calamos Advisors. For all other Funds, a Trustee and certain officers of the Trust are also officers and/or directors of CFS and Calamos Advisors. Such Trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and officers and is available without charge, upon request, at www.calamos.com or by calling 866.363.9219.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding short-term investments and in-kind transactions, for the year ended July 31, 2025 are shown in the table below.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Antetokounmpo Global Sustainable Equities ETF	$—	$2,437,020	$—	$1,976,979
Autocallable Income ETF	—	—	—	—
CEF Income & Arbitrage ETF	—	12,145,668	—	11,990,696
Convertible Equity Alternative ETF	—	17,756,912	—	16,281,835
Nasdaq® Equity & Income ETF	—	4,551,976	—	1,649,241
Bitcoin Structured Alt Protection ETF®—January	—	—	—	—
Bitcoin Structured Alt Protection ETF®—April	—	—	—	—

www.calamos.com

Notes to Financial Statements

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Bitcoin Structured Alt Protection ETF®—July	$—	$—	$—	$—
Bitcoin 80 Series Structured Alt Protection ETF®—January	—	—	—	—
Bitcoin 80 Series Structured Alt Protection ETF®—April	—	—	—	—
Bitcoin 80 Series Structured Alt Protection ETF®—July	—	—	—	—
Bitcoin 90 Series Structured Alt Protection ETF®—January	—	—	—	—
Bitcoin 90 Series Structured Alt Protection ETF®—April	—	—	—	—
Bitcoin 90 Series Structured Alt Protection ETF®—July	—	—	—	—
Laddered S&P 500® Structured Alt Protection ETF®	—	48,512,663	—	8,842,063
S&P 500® Structured Alt Protection ETF®—January	—	—	—	—
S&P 500® Structured Alt Protection ETF®—February	—	—	—	—
S&P 500® Structured Alt Protection ETF®—March	—	—	—	—
S&P 500® Structured Alt Protection ETF®—April	—	—	—	—
S&P 500® Structured Alt Protection ETF®—May	—	—	—	—
S&P 500® Structured Alt Protection ETF®—June	—	—	—	—
S&P 500® Structured Alt Protection ETF®—July	—	—	—	—
S&P 500® Structured Alt Protection ETF®—August	—	—	—	—
S&P 500® Structured Alt Protection ETF®—September	—	—	—	—
S&P 500® Structured Alt Protection ETF®—October	—	—	—	—
S&P 500® Structured Alt Protection ETF®—November	—	—	—	—
S&P 500® Structured Alt Protection ETF®—December	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—March	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—June	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—September	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—December	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—January	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—April	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—July	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—October	—	—	—	—

The cost of purchases and proceeds from in-kind transactions associated with creations and redemptions for the year ended July 31, 2025 are shown in the table below.

FUND	COST OF IN-KIND PURCHASES	PROCEEDS FROM IN-KIND SALES
Antetokounmpo Global Sustainable Equities ETF	$2,750,713	$—
Autocallable Income ETF	—	—
CEF Income & Arbitrage ETF	7,578,440	3,357,649
Convertible Equity Alternative ETF	16,818,172	13,319,954
Nasdaq® Equity & Income ETF	20,869,877	2,746,006
Bitcoin Structured Alt Protection ETF®—January	—	29,572,712
Bitcoin Structured Alt Protection ETF®—April	—	5,416,835
Bitcoin Structured Alt Protection ETF®—July	—	1,678,945
Bitcoin 80 Series Structured Alt Protection ETF®—January	—	92,166,188
Bitcoin 80 Series Structured Alt Protection ETF®—April	—	11,216,786
Bitcoin 80 Series Structured Alt Protection ETF®—July	—	2,345,237
Bitcoin 90 Series Structured Alt Protection ETF®—January	—	42,915,049
Bitcoin 90 Series Structured Alt Protection ETF®—April	—	16,168,531
Bitcoin 90 Series Structured Alt Protection ETF®—July	—	2,245,374
Laddered S&P 500® Structured Alt Protection ETF®	74,582,794	37,924,696

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

FUND	COST OF IN-KIND PURCHASES	PROCEEDS FROM IN-KIND SALES
S&P 500® Structured Alt Protection ETF®—January	$—	$619,787
S&P 500® Structured Alt Protection ETF®—February	—	4,380,681
S&P 500® Structured Alt Protection ETF®—March	—	—
S&P 500® Structured Alt Protection ETF®—April	—	682,210
S&P 500® Structured Alt Protection ETF®—May	—	124,602,965
S&P 500® Structured Alt Protection ETF®—June	—	14,845,381
S&P 500® Structured Alt Protection ETF®—July	2,570,600	83,164,992
S&P 500® Structured Alt Protection ETF®—August	—	92,952,079
S&P 500® Structured Alt Protection ETF®—September	—	5,451,146
S&P 500® Structured Alt Protection ETF®—October	—	14,985,040
S&P 500® Structured Alt Protection ETF®—November	—	4,134,734
S&P 500® Structured Alt Protection ETF®—December	—	2,465,882
Nasdaq-100® Structured Alt Protection ETF®—March	—	—
Nasdaq-100® Structured Alt Protection ETF®—June	—	80,851,592
Nasdaq-100® Structured Alt Protection ETF®—September	—	33,396,789
Nasdaq-100® Structured Alt Protection ETF®—December	—	27,299,012
Russell 2000® Structured Alt Protection ETF®—January	—	1,976,342
Russell 2000® Structured Alt Protection ETF®—April	—	774,132
Russell 2000® Structured Alt Protection ETF®—July	—	109,727,470
Russell 2000® Structured Alt Protection ETF®—October	—	4,724,463

Note 4 – Income Taxes

For the fiscal year ended July 31, 2025, the Funds recorded the following permanent reclassifications to reflect tax character. The results of operations and net assets were not affected by these reclassifications.

FUND	PAID-IN CAPITAL	ACCUMULATED UNDISTRIBUTED/ (OVERDISTRIBUTED) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS
Antetokounmpo Global Sustainable Equities ETF	$—	$(975)	$975
Autocallable Income ETF	—	—	—
CEF Income & Arbitrage ETF	296,150	(179,254)	(116,896)
Convertible Equity Alternative ETF	557,034	1,211,736	(1,768,770)
Nasdaq® Equity & Income ETF	302,799	10,734	(313,533)
Bitcoin Structured Alt Protection ETF®—January	813,410	—	(813,410)
Bitcoin Structured Alt Protection ETF®—April	159,116	—	(159,116)
Bitcoin Structured Alt Protection ETF®—July	7,566	—	(7,566)
Bitcoin 80 Series Structured Alt Protection ETF®—January	5,000,239	—	(5,000,239)
Bitcoin 80 Series Structured Alt Protection ETF®—April	919,525	—	(919,525)
Bitcoin 80 Series Structured Alt Protection ETF®—July	—	—	—
Bitcoin 90 Series Structured Alt Protection ETF®—January	1,901,085	—	(1,901,085)
Bitcoin 90 Series Structured Alt Protection ETF®—April	740,279	—	(740,279)
Bitcoin 90 Series Structured Alt Protection ETF®—July	—	—	—
Laddered S&P 500® Structured Alt Protection ETF®	754,612	30,494	(785,106)
S&P 500® Structured Alt Protection ETF®—January	(59,604)	76,757	(17,153)
S&P 500® Structured Alt Protection ETF®—February	500,669	72,984	(573,653)
S&P 500® Structured Alt Protection ETF®—March	(57,536)	57,536	—
S&P 500® Structured Alt Protection ETF®—April	45,628	32,007	(77,635)

www.calamos.com

Notes to Financial Statements

FUND	PAID-IN CAPITAL	ACCUMULATED UNDISTRIBUTED/ (OVERDISTRIBUTED) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS) ON INVESTMENTS
S&P 500® Structured Alt Protection ETF®—May	$6,762,583	$459,035	$(7,221,618)
S&P 500® Structured Alt Protection ETF®—June	226,342	15,685	(242,027)
S&P 500® Structured Alt Protection ETF®—July	3,965,310	241,577	(4,206,887)
S&P 500® Structured Alt Protection ETF®—August	6,414,984	270,406	(6,685,390)
S&P 500® Structured Alt Protection ETF®—September	234,949	164,371	(399,320)
S&P 500® Structured Alt Protection ETF®—October	305,204	119,292	(424,496)
S&P 500® Structured Alt Protection ETF®—November	80,206	100,185	(180,391)
S&P 500® Structured Alt Protection ETF®—December	(26,893)	208,290	(181,397)
Nasdaq-100® Structured Alt Protection ETF®—March	(38,060)	38,060	—
Nasdaq-100® Structured Alt Protection ETF®—June	4,814,090	267,112	(5,081,202)
Nasdaq-100® Structured Alt Protection ETF®—September	1,820,975	210,130	(2,031,105)
Nasdaq-100® Structured Alt Protection ETF®—December	909,201	123,070	(1,032,271)
Russell 2000® Structured Alt Protection ETF®—January	90,697	183,481	(274,178)
Russell 2000® Structured Alt Protection ETF®—April	93,791	13,648	(107,439)
Russell 2000® Structured Alt Protection ETF®—July	5,324,362	358,975	(5,683,337)
Russell 2000® Structured Alt Protection ETF®—October	243,991	158,636	(402,627)

The following information is presented on a federal income tax basis as of July 31, 2025. Differences between the cost basis under U.S. GAAP and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2025 was as follows:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Antetokounmpo Global Sustainable Equities ETF	$12,614,261	$3,772,681	$(587,566)	$3,185,115
Autocallable Income ETF	63,695,020	1,053,082	(794)	1,052,288
CEF Income & Arbitrage ETF	16,862,633	968,326	(222,322)	746,004
Convertible Equity Alternative ETF	13,732,935	1,389,403	(135,087)	1,254,316
Nasdaq® Equity & Income ETF	25,217,192	1,226,363	(357,680)	868,683
Bitcoin Structured Alt Protection ETF®—January	42,799,222	610,211	(637,532)	(27,321)
Bitcoin Structured Alt Protection ETF®—April	5,281,998	—	(8,734)	(8,734)
Bitcoin Structured Alt Protection ETF®—July	5,048,153	—	(746)	(746)
Bitcoin 80 Series Structured Alt Protection ETF®—January	48,263,136	—	(32,931)	(32,931)
Bitcoin 80 Series Structured Alt Protection ETF®—April	3,165,411	—	(4,342)	(4,342)
Bitcoin 80 Series Structured Alt Protection ETF®—July	10,323,060	—	(1,473)	(1,473)
Bitcoin 90 Series Structured Alt Protection ETF®—January	26,014,269	—	(18,869)	(18,869)
Bitcoin 90 Series Structured Alt Protection ETF®—April	5,811,242	—	(9,690)	(9,690)
Bitcoin 90 Series Structured Alt Protection ETF®—July	5,083,939	—	(473)	(473)
Laddered S&P 500® Structured Alt Protection ETF®	77,053,545	2,334,830	—	2,334,830
S&P 500® Structured Alt Protection ETF®—January	21,748,059	1,697,307	(904,692)	792,615
S&P 500® Structured Alt Protection ETF®—February	25,756,373	1,636,575	(1,356,975)	279,600
S&P 500® Structured Alt Protection ETF®—March	22,445,142	2,430,180	(1,622,238)	807,942
S&P 500® Structured Alt Protection ETF®—April	15,415,637	2,484,720	(1,993,960)	490,760
S&P 500® Structured Alt Protection ETF®—May	62,443,703	8,821,121	(7,219,428)	1,601,693

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
S&P 500® Structured Alt Protection ETF®—June	$11,754,673	$633,446	$(566,927)	$66,519
S&P 500® Structured Alt Protection ETF®—July	42,656,511	1,017,828	(750,108)	267,720
S&P 500® Structured Alt Protection ETF®—August	37,093,408	—	(2,839)	(2,839)
S&P 500® Structured Alt Protection ETF®—September	24,988,079	3,417,913	(2,038,833)	1,379,080
S&P 500® Structured Alt Protection ETF®—October	17,328,604	1,616,874	(1,054,413)	562,461
S&P 500® Structured Alt Protection ETF®—November	19,586,774	1,976,838	(1,177,730)	799,108
S&P 500® Structured Alt Protection ETF®—December	53,111,541	4,025,965	(1,979,151)	2,046,814
Nasdaq-100® Structured Alt Protection ETF®—March	15,137,719	2,657,720	(2,002,383)	655,337
Nasdaq-100® Structured Alt Protection ETF®—June	44,515,872	3,480,139	(2,821,600)	658,539
Nasdaq-100® Structured Alt Protection ETF®—September	23,397,358	3,851,472	(3,326,076)	525,396
Nasdaq-100® Structured Alt Protection ETF®—December	14,574,894	1,348,065	(1,111,859)	236,206
Russell 2000® Structured Alt Protection ETF®—January	58,983,401	2,349,062	(1,554,283)	794,779
Russell 2000® Structured Alt Protection ETF®—April	6,904,511	766,575	(631,870)	134,705
Russell 2000® Structured Alt Protection ETF®—July	52,395,138	874,485	(655,668)	218,817
Russell 2000® Structured Alt Protection ETF®—October	27,508,942	1,274,664	(1,069,862)	204,802

Distributions were characterized for federal income tax purposes as follows:

	YEAR OR PERIOD ENDED JULY 31, 2025			YEAR OR PERIOD ENDED JULY 31, 2024
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Antetokounmpo Global Sustainable Equities ETF	$89,738	$—	$—	$100,956	$—	$—
Autocallable Income ETF	—	—	—	—	—	—
CEF Income & Arbitrage ETF	1,270,831	57,079	—	252,902	—	—
Convertible Equity Alternative ETF	146,566	—	—	142,447	—	—
Nasdaq® Equity & Income ETF	281,051	—	—	21,565	—	—
Bitcoin Structured Alt Protection ETF®—January	—	—	—	—	—	—
Bitcoin Structured Alt Protection ETF®—April	—	—	—	—	—	—
Bitcoin Structured Alt Protection ETF®—July	—	—	—	—	—	—
Bitcoin 80 Series Structured Alt Protection ETF®—January	—	—	—	—	—	—
Bitcoin 80 Series Structured Alt Protection ETF®—April	—	—	—	—	—	—
Bitcoin 80 Series Structured Alt Protection ETF®—July	—	—	—	—	—	—
Bitcoin 90 Series Structured Alt Protection ETF®—January	—	—	—	—	—	—
Bitcoin 90 Series Structured Alt Protection ETF®—April	—	—	—	—	—	—
Bitcoin 90 Series Structured Alt Protection ETF®—July	—	—	—	—	—	—
Laddered S&P 500® Structured Alt Protection ETF®	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—January	—	—	—	—	—	—

www.calamos.com

Notes to Financial Statements

	YEAR OR PERIOD ENDED JULY 31, 2025			YEAR OR PERIOD ENDED JULY 31, 2024
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
S&P 500® Structured Alt Protection ETF®—February	$—	$—	$—	$—	$—	$—
S&P 500® Structured Alt Protection ETF®—March	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—April	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—May	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—June	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—July	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—August	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—September	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—October	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—November	—	—	—	—	—	—
S&P 500® Structured Alt Protection ETF®—December	—	—	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—March	—	—	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—June	—	—	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—September	—	—	—	—	—	—
Nasdaq-100® Structured Alt Protection ETF®—December	—	—	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—January	—	—	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—April	—	—	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—July	—	—	—	—	—	—
Russell 2000® Structured Alt Protection ETF®—October	—	—	—	—	—	—

As of July 31, 2025, the components of accumulated earnings/(loss) on a tax basis were as follows:

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF	AUTOCALLABLE INCOME ETF	CEF INCOME & ARBITRAGE ETF	CONVERTIBLE EQUITY ALTERNATIVE ETF	NASDAQ® EQUITY & INCOME ETF
Undistributed ordinary income	$67,184	$102,790	$62,048	$69,429	$—
Undistributed capital gains	—	—	106,895	—	—
Total undistributed earnings	67,184	102,790	168,943	69,429	—
Accumulated capital and other losses	(175,770)	—	—	(166,333)	—
Net unrealized gains/(losses)	3,181,145	1,052,288	746,004	1,254,316	868,683
Total accumulated earnings/(losses)	3,072,559	1,155,078	914,947	1,157,412	868,683
Other	—	—	—	—	—
Paid-in-capital	12,866,479	65,099,144	16,898,216	12,223,388	25,375,643
Net assets applicable to common shareholders	$15,939,038	$66,254,222	$17,813,163	$13,380,800	$26,244,326

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY	BITCOIN STRUCTURED ALT PROTECTION ETF®—APRIL	BITCOIN STRUCTURED ALT PROTECTION ETF®—JULY	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL
Undistributed ordinary income	$760,071	$45,751	$7,593	$453,040	$23,619
Undistributed capital gains	—	—	—	—	—
Total undistributed earnings	760,071	45,751	7,593	453,040	23,619
Accumulated capital and other losses	—	—	—	—	—
Net unrealized gains/(losses)	(27,321)	(8,734)	(746)	(32,931)	(4,342)
Total accumulated earnings/(losses)	732,750	37,017	6,847	420,109	19,277
Other	—	—	—	—	—
Paid-in-capital	42,044,015	5,230,904	5,043,194	47,809,362	3,143,093
Net assets applicable to common shareholders	$42,776,765	$5,267,921	$5,050,041	$48,229,471	$3,162,370
	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JULY	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JULY	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
Undistributed ordinary income	$7,805	$361,276	$48,586	$8,248	$—
Undistributed capital gains	—	—	—	—	—
Total undistributed earnings	7,805	361,276	48,586	8,248	—
Accumulated capital and other losses	(28,622)	—	—	(30,388)	(60,259)
Net unrealized gains/(losses)	(1,473)	(18,869)	(9,690)	(473)	2,334,830
Total accumulated earnings/(losses)	(22,290)	342,407	38,896	(22,613)	2,274,571
Other	—	—	—	—	—
Paid-in-capital	10,369,520	25,652,817	5,762,140	5,112,397	77,126,606
Net assets applicable to common shareholders	$10,347,230	$25,995,224	$5,801,036	$5,089,784	$79,401,177
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY	S&P 500® STRUCTURED ALT PROTECTION ETF®—FEBRUARY	S&P 500® STRUCTURED ALT PROTECTION ETF®—MARCH	S&P 500® STRUCTURED ALT PROTECTION ETF®—APRIL	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed capital gains	—	—	—	—	—
Total undistributed earnings	—	—	—	—	—
Accumulated capital and other losses	(1,556)	(1,169)	—	—	(157,649)
Net unrealized gains/(losses)	792,615	279,600	807,942	490,760	1,601,693
Total accumulated earnings/(losses)	791,059	278,431	807,942	490,760	1,444,044
Other	—	—	—	—	—
Paid-in-capital	21,724,419	25,747,295	22,445,745	15,423,816	62,976,004
Net assets applicable to common shareholders	$22,515,478	$26,025,726	$23,253,687	$15,914,576	$64,420,048
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JUNE	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed capital gains	—	—	—	—	—
Total undistributed earnings	—	—	—	—	—
Accumulated capital and other losses	—	(1,236,380)	(3,218,031)	(6,834)	(2,513)
Net unrealized gains/(losses)	66,519	267,720	(2,839)	1,379,080	562,461
Total accumulated earnings/(losses)	66,519	(968,660)	(3,220,870)	1,372,246	559,948

www.calamos.com

Notes to Financial Statements

	S&P 500® STRUCTURED ALT PROTECTION ETF®—JUNE	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER
Other	$—	$—	$—	$(457)	$—
Paid-in-capital	11,825,576	44,257,491	40,581,253	24,970,028	17,283,015
Net assets applicable to common shareholders	$11,892,095	$43,288,831	$37,360,383	$26,341,817	$17,842,963
	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—MARCH	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed capital gains	—	—	—	—	—
Total undistributed earnings	—	—	—	—	—
Accumulated capital and other losses	(1,926)	(3,570)	—	(1,399,384)	(5,121)
Net unrealized gains/(losses)	799,108	2,046,814	655,337	658,539	525,396
Total accumulated earnings/(losses)	797,182	2,043,244	655,337	(740,845)	520,275
Other	—	—	—	—	—
Paid-in-capital	19,542,523	53,042,072	15,137,721	46,162,064	23,376,588
Net assets applicable to common shareholders	$20,339,705	$55,085,316	$15,793,058	$45,421,219	$23,896,863
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—APRIL	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER
Undistributed ordinary income	$—	$—	$—	$—	$—
Undistributed capital gains	—	—	—	—	—
Total undistributed earnings	—	—	—	—	—
Accumulated capital and other losses	(3,383)	(8,529)	—	(2,438,817)	(6,760)
Net unrealized gains/(losses)	236,206	794,779	134,705	218,817	204,802
Total accumulated earnings/(losses)	232,823	786,250	134,705	(2,220,000)	198,042
Other	—	—	—	—	—
Paid-in-capital	14,555,565	58,924,947	6,904,249	55,193,178	27,429,359
Net assets applicable to common shareholders	$14,788,388	$59,711,197	$7,038,954	$52,973,178	$27,627,401

The following Funds had capital loss carryforwards for the year ended July 31, 2025, with no expiration date, available to offset future realized capital gains:

FUND	SHORT-TERM	LONG-TERM
Antetokounmpo Global Sustainable Equities ETF	$35,848	$139,922
Autocallable Income ETF	—	—
Convertible Equity Alternative ETF	166,333	—
Bitcoin 80 Series Structured Alt Protection ETF®—July	11,449	17,173
Bitcoin 90 Series Structured Alt Protection ETF®—July	12,156	18,232
Laddered S&P 500® Structured Alt Protection ETF®	60,259	—
S&P 500® Structured Alt Protection ETF®—January	1,556	—
S&P 500® Structured Alt Protection ETF®—February	1,169	—
S&P 500® Structured Alt Protection ETF®—May	157,649	—
S&P 500® Structured Alt Protection ETF®—July	1,236,380	—
S&P 500® Structured Alt Protection ETF®—August	3,218,031	—
S&P 500® Structured Alt Protection ETF®—September	6,834	—

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

FUND	SHORT-TERM	LONG-TERM
S&P 500® Structured Alt Protection ETF®—October	$2,513	$—
S&P 500® Structured Alt Protection ETF®—November	1,926	—
S&P 500® Structured Alt Protection ETF®—December	3,570	—
Nasdaq-100® Structured Alt Protection ETF®—June	1,399,384	—
Nasdaq-100® Structured Alt Protection ETF®—September	5,121	—
Nasdaq-100® Structured Alt Protection ETF®—December	3,383	—
Russell 2000® Structured Alt Protection ETF®—January	8,529	—
Russell 2000® Structured Alt Protection ETF®—July	2,438,817	—
Russell 2000® Structured Alt Protection ETF®—October	6,760	—

Note 5 – Derivative Instruments

Counterparty Risk. A Fund will be subject to credit risk with respect to the counterparties to the derivative contracts entered into by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all. Even temporary disruptions in a counterparty's ability to perform under derivative agreements could significantly impact Fund performance. A Fund may have substantial exposure to a single counterparty, which may result in the Fund being more susceptible to a single economic or regulatory occurrence affecting such counterparty. With respect to Calamos Autocallable Income ETF (CAIE), the Fund's holdings consist primarily of contractual claims against swap counterparties, making the Fund particularly vulnerable to counterparty failure.

Derivatives Risk. Derivatives are instruments, such as swaps, options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. The use of derivatives will increase expenses and volatility, and there is no guarantee that a derivatives strategy will work as anticipated. While hedging with derivatives can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom a Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement.

Digital Assets Risk. The Bitcoin, Bitcoin 80 Series and Bitcoin 90 Series Structured Alt Protection ETFs® may engage in option transactions that reference the price performance of one or more underlying exchange-traded products ("Underlying ETPs") which, in turn, own bitcoin and/or one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index"). The value of the Underlying ETPs and/or Bitcoin Index relate to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

Equity Risk. Each Fund may engage in option transactions and in doing so achieve similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Certain Funds may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of

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Notes to Financial Statements

securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default.

Certain Funds may invest in FLEX Options issued and guaranteed for settlement by The Options Clearing Corporation ("OCC"). FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The FLEX Options held by the Funds will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset. In connection with the creation and redemption of Fund shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Funds at prices that reflect the market price of the Fund shares, a Fund's NAV and, in turn the share price of a Fund, could be negatively impacted. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

As of July 31, 2025, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	AUTOCALLABLE INCOME ETF
Gross amounts at fair value:
Total Return Swaps(1)	$1,053,082	$—
	$1,053,082	$—
	NASDAQ® EQUITY & INCOME ETF
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$3,640,509	$—
	$3,640,509	$—
	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$9,099,123	$—
Exchange-Traded Written Option(3)	—	6,566,847
	$9,099,123	$6,566,847

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	BITCOIN STRUCTURED ALT PROTECTION ETF®—APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$2,815,600	$—
Exchange-Traded Written Option(3)	—	2,401,500
	$2,815,600	$2,401,500
	BITCOIN STRUCTURED ALT PROTECTION ETF®—JULY
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$1,245,429	$—
Exchange-Traded Written Option(3)	—	1,011,320
	$1,245,429	$1,011,320
	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$17,903,000	$—
Exchange-Traded Written Option(3)	—	2,834,542
	$17,903,000	$2,834,542
	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$1,832,232	$—
Exchange-Traded Written Option(3)	—	613,659
	$1,832,232	$613,659
	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JULY
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$3,693,690	$—
Exchange-Traded Written Option(3)	—	1,073,380
	$3,693,690	$1,073,380
	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$8,094,339	$—
Exchange-Traded Written Option(3)	—	2,956,234
	$8,094,339	$2,956,234
	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$3,227,093	$—
Exchange-Traded Written Option(3)	—	1,797,619
	$3,227,093	$1,797,619

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Notes to Financial Statements

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JULY
Gross amounts at fair value:
Exchange-Traded Purchased Option(2)	$1,495,538	$—
Exchange-Traded Written Option(3)	—	744,040
	$1,495,538	$744,040
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$23,674,652	$—
Exchange-Traded Written Option(3)	—	1,133,978
	$23,674,652	$1,133,978
	S&P 500® STRUCTURED ALT PROTECTION ETF®—FEBRUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$27,058,980	$—
Exchange-Traded Written Option(3)	—	1,023,007
	$27,058,980	$1,023,007
	S&P 500® STRUCTURED ALT PROTECTION ETF®—MARCH
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$24,490,804	$—
Exchange-Traded Written Option(3)	—	1,237,720
	$24,490,804	$1,237,720
	S&P 500® STRUCTURED ALT PROTECTION ETF®—APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$17,605,482	$—
Exchange-Traded Written Option(3)	—	1,699,085
	$17,605,482	$1,699,085
	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$72,260,109	$—
Exchange-Traded Written Option(3)	—	8,214,713
	$72,260,109	$8,214,713
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JUNE
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$12,752,809	$—
Exchange-Traded Written Option(3)	—	931,617
	$12,752,809	$931,617

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$45,251,409	$—
Exchange-Traded Written Option(3)	—	2,327,178
	$45,251,409	$2,327,178
	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$38,665,584	$—
Exchange-Traded Written Option(3)	—	1,575,015
	$38,665,584	$1,575,015
	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$27,760,409	$—
Exchange-Traded Written Option(3)	—	1,393,250
	$27,760,409	$1,393,250
	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$18,807,333	$—
Exchange-Traded Written Option(3)	—	916,268
	$18,807,333	$916,268
	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$21,658,168	$—
Exchange-Traded Written Option(3)	—	1,272,286
	$21,658,168	$1,272,286
	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$56,419,135	$—
Exchange-Traded Written Option(3)	—	1,260,780
	$56,419,135	$1,260,780
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—MARCH
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$17,332,100	$—
Exchange-Traded Written Option(3)	—	1,539,044
	$17,332,100	$1,539,044
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Notes to Financial Statements

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$49,966,971	$—
Exchange-Traded Written Option(3)	—	4,792,560
	$49,966,971	$4,792,560
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$26,385,261	$—
Exchange-Traded Written Option(3)	—	2,462,507
	$26,385,261	$2,462,507
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$15,809,358	$—
Exchange-Traded Written Option(3)	—	998,258
	$15,809,358	$998,258
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$60,911,340	$—
Exchange-Traded Written Option(3)	—	1,133,160
	$60,911,340	$1,133,160
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—APRIL
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$7,659,762	$—
Exchange-Traded Written Option(3)	—	620,546
	$7,659,762	$620,546
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$55,951,380	$—
Exchange-Traded Written Option(3)	—	3,337,425
	$55,951,380	$3,337,425
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER
Gross amounts at fair value:
Exchange-Traded Purchased Options(2)	$27,891,359	$—
Exchange-Traded Written Option(3)	—	177,615
	$27,891,359	$177,615

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
AUTOCALLABLE INCOME ETF	GROSS AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES			COLLATERAL	NET AMOUNT RECEIVABLE IN THE EVENT	NET AMOUNT PAYABLE IN THE EVENT
Counterparty		ASSETS	LIABILITIES	PLEDGED	OF DEFAULT	OF DEFAULT
JPMorgan Chase Bank N.A.	ISDA	$1,053,082	$—	$—	$1,053,082	$—
		$1,053,082	$—	$—	$1,053,082	$—

For the year ended July 31, 2025, the volume of derivative activity for the Fund is reflected below:*

FUND	SWAPS(1)	PURCHASED OPTIONS(2)	WRITTEN OPTIONS(3)
Autocallable Income ETF	$83,427	—	—
Nasdaq® Equity & Income ETF	—	1,923	—
Bitcoin Structured Alt Protection ETF®—January	—	5,508	5,508
Bitcoin Structured Alt Protection ETF®—April	—	816	816
Bitcoin Structured Alt Protection ETF®—July	—	337	337
Bitcoin 80 Series Structured Alt Protection ETF®—January	—	10,260	10,260
Bitcoin 80 Series Structured Alt Protection ETF®—April	—	748	748
Bitcoin 80 Series Structured Alt Protection ETF®—July	—	577	577
Bitcoin 90 Series Structured Alt Protection ETF®—January	—	4,914	4,914
Bitcoin 90 Series Structured Alt Protection ETF®—April	—	1,156	1,156
Bitcoin 90 Series Structured Alt Protection ETF®—July	—	385	385
S&P 500® Structured Alt Protection ETF®—January	—	760	380
S&P 500® Structured Alt Protection ETF®—February	—	980	490
S&P 500® Structured Alt Protection ETF®—March	—	760	380
S&P 500® Structured Alt Protection ETF®—April	—	572	286
S&P 500® Structured Alt Protection ETF®—May	—	4,590	2,295
S&P 500® Structured Alt Protection ETF®—June	—	836	418
S&P 500® Structured Alt Protection ETF®—July	—	2,972	2,057
S&P 500® Structured Alt Protection ETF®—August	—	3,447	2,031
S&P 500® Structured Alt Protection ETF®—September	—	1,056	528
S&P 500® Structured Alt Protection ETF®—October	—	1,078	539
S&P 500® Structured Alt Protection ETF®—November	—	814	407
S&P 500® Structured Alt Protection ETF®—December	—	1,840	920
Nasdaq-100® Structured Alt Protection ETF®—March	—	600	300
Nasdaq-100® Structured Alt Protection ETF®—June	—	3,010	1,505
Nasdaq-100® Structured Alt Protection ETF®—September	—	2,132	1,066
Nasdaq-100® Structured Alt Protection ETF®—December	—	1,512	756
Russell 2000® Structured Alt Protection ETF®—January	—	5,488	2,744
Russell 2000® Structured Alt Protection ETF®—April	—	744	372
Russell 2000® Structured Alt Protection ETF®—July	—	9,684	7,059
Russell 2000® Structured Alt Protection ETF®—October	—	2,856	1,428

*  Activity during the period is measured by opened total return swaps (measured in notional) and opened number of contracts for options purchased or written.

(1)  Generally, the Statement of Assets and Liabilities location for Swap contracts is Unrealized appreciation on total return swaps for asset derivatives and Unrealized depreciation on total return swaps for liability derivatives.

(2)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investment in securities, at value".

(3)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

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Notes to Financial Statements

Note 6 – Securities Lending

SROI, CVRT, CCEF, and CANQ may each loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Fund's securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Fund records the investment of collateral as an asset (Investment in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (Collateral for securities loaned) on the Statement of Assets and Liabilities. The contractual maturity of the collateral received under the securities lending agreement is classified as overnight and continuous. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while a Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Funds' security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Funds lend securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as July 31, 2025.

	AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
FUND	CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
Convertible Equity Alternative ETF	$1,701,611	$175,310	$1,876,921	$807,103	$1,017,844	$1,824,947	$51,974

Note 7 – Fair Value Measurements

Various inputs are used to determine the value of the Funds' investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Funds' own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds' investments.

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

The following is a summary of the inputs used in valuing the Funds' holdings at fair value:

	ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$15,799,376	$—	$—	$15,799,376
Total	$15,799,376	$—	$—	$15,799,376
	AUTOCALLABLE INCOME ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$63,694,226	$—	$63,694,226
Total Return Swaps	—	1,053,082	—	1,053,082
Total	$—	$64,747,308	$—	$64,747,308
	CEF INCOME & ARBITRAGE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Closed-End Funds	$17,608,637	$—	$—	$17,608,637
Total	$17,608,637	$—	$—	$17,608,637
	CONVERTIBLE EQUITY ALTERNATIVE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$9,637,220	$—	$9,637,220
Convertible Preferred Stocks	3,556,241	92,179	—	3,648,420
Investment of Cash Collateral For Securities Loaned	—	1,701,611	—	1,701,611
Total	$3,556,241	$11,431,010	$—	$14,987,251
	NASDAQ® EQUITY & INCOME ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$22,445,366	$—	$—	$22,445,366
Exchange-Traded Purchased Options	—	3,640,509	—	3,640,509
Total	$22,445,366	$3,640,509	$—	$26,085,875
	BITCOIN STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$40,239,625	$—	$40,239,625
Exchange-Traded Purchased Option	—	9,099,123	—	9,099,123
Total	$—	$49,338,748	$—	$49,338,748
Liabilities:
Exchange-Traded Written Option	$—	$6,566,847	$—	$6,566,847
Total	$—	$6,566,847	$—	$6,566,847

www.calamos.com

Notes to Financial Statements

	BITCOIN STRUCTURED ALT PROTECTION ETF®—APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$4,859,164	$—	$4,859,164
Exchange-Traded Purchased Option	—	2,815,600	—	2,815,600
Total	$—	$7,674,764	$—	$7,674,764
Liabilities:
Exchange-Traded Written Option	$—	$2,401,500	$—	$2,401,500
Total	$—	$2,401,500	$—	$2,401,500
	BITCOIN STRUCTURED ALT PROTECTION ETF®—JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$4,813,298	$—	$4,813,298
Exchange-Traded Purchased Option	—	1,245,429	—	1,245,429
Total	$—	$6,058,727	$—	$6,058,727
Liabilities:
Exchange-Traded Written Option	$—	$1,011,320	$—	$1,011,320
Total	$—	$1,011,320	$—	$1,011,320
	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$33,161,747	$—	$33,161,747
Exchange-Traded Purchased Option	—	17,903,000	—	17,903,000
Total	$—	$51,064,747	$—	$51,064,747
Liabilities:
Exchange-Traded Written Option	$—	$2,834,542	$—	$2,834,542
Total	$—	$2,834,542	$—	$2,834,542
	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$1,942,496	$—	$1,942,496
Exchange-Traded Purchased Option	—	1,832,232	—	1,832,232
Total	$—	$3,774,728	$—	$3,774,728
Liabilities:
Exchange-Traded Written Option	$—	$613,659	$—	$613,659
Total	$—	$613,659	$—	$613,659

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	BITCOIN 80 SERIES STRUCTURED ALT PROTECTION ETF®—JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$7,701,277	$—	$7,701,277
Exchange-Traded Purchased Option	—	3,693,690	—	3,693,690
Total	$—	$11,394,967	$—	$11,394,967
Liabilities:
Exchange-Traded Written Option	$—	$1,073,380	$—	$1,073,380
Total	$—	$1,073,380	$—	$1,073,380
	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$20,857,295	$—	$20,857,295
Exchange-Traded Purchased Option	—	8,094,339	—	8,094,339
Total	$—	$28,951,634	$—	$28,951,634
Liabilities:
Exchange-Traded Written Option	$—	$2,956,234	$—	$2,956,234
Total	$—	$2,956,234	$—	$2,956,234
	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$4,372,078	$—	$4,372,078
Exchange-Traded Purchased Option	—	3,227,093	—	3,227,093
Total	$—	$7,599,171	$—	$7,599,171
Liabilities:
Exchange-Traded Written Option	$—	$1,797,619	$—	$1,797,619
Total	$—	$1,797,619	$—	$1,797,619
	BITCOIN 90 SERIES STRUCTURED ALT PROTECTION ETF®—JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
U.S. Government and Agency Security	$—	$4,331,968	$—	$4,331,968
Exchange-Traded Purchased Option	—	1,495,538	—	1,495,538
Total	$—	$5,827,506	$—	$5,827,506
Liabilities:
Exchange-Traded Written Option	$—	$744,040	$—	$744,040
Total	$—	$744,040	$—	$744,040

www.calamos.com

Notes to Financial Statements

	LADDERED S&P 500® STRUCTURED ALT PROTECTION ETF®
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Funds	$79,388,375	$—	$—	$79,388,375
Total	$79,388,375	$—	$—	$79,388,375
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$23,674,652	$—	$23,674,652
Total	$—	$23,674,652	$—	$23,674,652
Liabilities:
Exchange-Traded Written Option	$—	$1,133,978	$—	$1,133,978
Total	$—	$1,133,978	$—	$1,133,978
	S&P 500® STRUCTURED ALT PROTECTION ETF®—FEBRUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$27,058,980	$—	$27,058,980
Total	$—	$27,058,980	$—	$27,058,980
Liabilities:
Exchange-Traded Written Option	$—	$1,023,007	$—	$1,023,007
Total	$—	$1,023,007	$—	$1,023,007
	S&P 500® STRUCTURED ALT PROTECTION ETF®—MARCH
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$24,490,804	$—	$24,490,804
Total	$—	$24,490,804	$—	$24,490,804
Liabilities:
Exchange-Traded Written Option	$—	$1,237,720	$—	$1,237,720
Total	$—	$1,237,720	$—	$1,237,720
	S&P 500® STRUCTURED ALT PROTECTION ETF®—APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$17,605,482	$—	$17,605,482
Total	$—	$17,605,482	$—	$17,605,482
Liabilities:
Exchange-Traded Written Option	$—	$1,699,085	$—	$1,699,085
Total	$—	$1,699,085	$—	$1,699,085

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	S&P 500® STRUCTURED ALT PROTECTION ETF®—MAY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$72,260,109	$—	$72,260,109
Total	$—	$72,260,109	$—	$72,260,109
Liabilities:
Exchange-Traded Written Option	$—	$8,214,713	$—	$8,214,713
Total	$—	$8,214,713	$—	$8,214,713
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JUNE
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$12,752,809	$—	$12,752,809
Total	$—	$12,752,809	$—	$12,752,809
Liabilities:
Exchange-Traded Written Option	$—	$931,617	$—	$931,617
Total	$—	$931,617	$—	$931,617
	S&P 500® STRUCTURED ALT PROTECTION ETF®—JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$45,251,409	$—	$45,251,409
Total	$—	$45,251,409	$—	$45,251,409
Liabilities:
Exchange-Traded Written Option	$—	$2,327,178	$—	$2,327,178
Total	$—	$2,327,178	$—	$2,327,178
	S&P 500® STRUCTURED ALT PROTECTION ETF®—AUGUST
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$38,665,584	$—	$38,665,584
Total	$—	$38,665,584	$—	$38,665,584
Liabilities:
Exchange-Traded Written Option	$—	$1,575,015	$—	$1,575,015
Total	$—	$1,575,015	$—	$1,575,015

www.calamos.com

Notes to Financial Statements

	S&P 500® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$27,760,409	$—	$27,760,409
Total	$—	$27,760,409	$—	$27,760,409
Liabilities:
Exchange-Traded Written Option	$—	$1,393,250	$—	$1,393,250
Total	$—	$1,393,250	$—	$1,393,250
	S&P 500® STRUCTURED ALT PROTECTION ETF®—OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$18,807,333	$—	$18,807,333
Total	$—	$18,807,333	$—	$18,807,333
Liabilities:
Exchange-Traded Written Option	$—	$916,268	$—	$916,268
Total	$—	$916,268	$—	$916,268
	S&P 500® STRUCTURED ALT PROTECTION ETF®—NOVEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$21,658,168	$—	$21,658,168
Total	$—	$21,658,168	$—	$21,658,168
Liabilities:
Exchange-Traded Written Option	$—	$1,272,286	$—	$1,272,286
Total	$—	$1,272,286	$—	$1,272,286
	S&P 500® STRUCTURED ALT PROTECTION ETF®—DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$56,419,135	$—	$56,419,135
Total	$—	$56,419,135	$—	$56,419,135
Liabilities:
Exchange-Traded Written Option	$—	$1,260,780	$—	$1,260,780
Total	$—	$1,260,780	$—	$1,260,780

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—MARCH
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$17,332,100	$—	$17,332,100
Total	$—	$17,332,100	$—	$17,332,100
Liabilities:
Exchange-Traded Written Option	$—	$1,539,044	$—	$1,539,044
Total	$—	$1,539,044	$—	$1,539,044
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—JUNE
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$49,966,971	$—	$49,966,971
Total	$—	$49,966,971	$—	$49,966,971
Liabilities:
Exchange-Traded Written Option	$—	$4,792,560	$—	$4,792,560
Total	$—	$4,792,560	$—	$4,792,560
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—SEPTEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$26,385,261	$—	$26,385,261
Total	$—	$26,385,261	$—	$26,385,261
Liabilities:
Exchange-Traded Written Option	$—	$2,462,507	$—	$2,462,507
Total	$—	$2,462,507	$—	$2,462,507
	NASDAQ-100® STRUCTURED ALT PROTECTION ETF®—DECEMBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$15,809,358	$—	$15,809,358
Total	$—	$15,809,358	$—	$15,809,358
Liabilities:
Exchange-Traded Written Option	$—	$998,258	$—	$998,258
Total	$—	$998,258	$—	$998,258

www.calamos.com

Notes to Financial Statements

	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JANUARY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$60,911,340	$—	$60,911,340
Total	$—	$60,911,340	$—	$60,911,340
Liabilities:
Exchange-Traded Written Option	$—	$1,133,160	$—	$1,133,160
Total	$—	$1,133,160	$—	$1,133,160
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—APRIL
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$7,659,762	$—	$7,659,762
Total	$—	$7,659,762	$—	$7,659,762
Liabilities:
Exchange-Traded Written Option	$—	$620,546	$—	$620,546
Total	$—	$620,546	$—	$620,546
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—JULY
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$55,951,380	$—	$55,951,380
Total	$—	$55,951,380	$—	$55,951,380
Liabilities:
Exchange-Traded Written Option	$—	$3,337,425	$—	$3,337,425
Total	$—	$3,337,425	$—	$3,337,425
	RUSSELL 2000® STRUCTURED ALT PROTECTION ETF®—OCTOBER
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Exchange-Traded Purchased Options	$—	$27,891,359	$—	$27,891,359
Total	$—	$27,891,359	$—	$27,891,359
Liabilities:
Exchange-Traded Written Option	$—	$177,615	$—	$177,615
Total	$—	$177,615	$—	$177,615

Note 8 – Creation and Redemption Transactions

Each Fund offers and issues shares at NAV only in aggregations of a specified number of shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Funds are listed and principally trade on the NYSE Arca, Inc., the Nasdaq Stock Market LLC, or the CBOE BZX Exchange, Inc. (each, an "Exchange"). Shares trade on the Exchange at market prices that may be below, at, or above NAV. Unlike mutual funds, Fund shares are not individually redeemable securities. Rather, each Fund issues and redeems shares on a continuous basis at NAV, typically in creation units (each, a "Creation Unit"). In the event of the liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit. Financial entities known as "authorized participants" have contractual arrangements with each Fund or the Distributor to

ETF FAMILY OF FUNDS ANNUAL REPORT

Notes to Financial Statements

purchase and redeem Fund shares directly with such Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund's NAV. Fund shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund shares deposits with such Fund a "basket" of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund shares for a basket of securities and other assets. The basket is generally representative of a Fund's portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act ("Rule 6c-11"), a Fund may utilize baskets that are not representative of the Fund's portfolio. Such "custom baskets" are discussed in each Fund's Statement of Additional Information in the section entitled "Creation and Redemption of Creation Units". Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Note 9 – Subsequent Events

Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements.

www.calamos.com

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Calamos ETF Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Calamos ETF Trust comprising the Calamos Antetokounmpo Global Sustainable Equities ETF, Calamos Convertible Equity Alternative ETF, Calamos CEF Income & Arbitrage ETF, Calamos Nasdaq® Equity & Income ETF (Formerly "Calamos Alternative Nasdaq® & Bond ETF" for the period February 13, 2024 through May 1, 2025), Calamos S&P 500® Structured Alt Protection ETF®—May, Calamos S&P 500® Structured Alt Protection ETF®—July, Calamos Nasdaq-100® Structured Alt Protection ETF®—June, Calamos Russell 2000® Structured Alt Protection ETF®—July, Calamos S&P 500® Structured Alt Protection ETF®—August, Calamos S&P 500® Structured Alt Protection ETF®—September, Calamos Nasdaq-100® Structured Alt Protection ETF®—September, Calamos Laddered S&P 500® Structured Alt Protection ETF®, Calamos S&P 500® Structured Alt Protection ETF®—October, Calamos Russell 2000® Structured Alt Protection ETF®—October, Calamos S&P 500® Structured Alt Protection ETF®—November, Calamos Nasdaq-100® Structured Alt Protection ETF®—December, Calamos S&P 500® Structured Alt Protection ETF®—December, Calamos S&P 500® Structured Alt Protection ETF®—January, Calamos Russell 2000® Structured Alt Protection ETF®—January, Calamos Bitcoin Structured Alt Protection ETF®—January, Calamos Bitcoin 90 Series Structured Alt Protection ETF®—January, Calamos Bitcoin 80 Series Structured Alt Protection ETF®—January, Calamos S&P 500® Structured Alt Protection ETF®—February, Calamos S&P 500® Structured Alt Protection ETF®—March, Calamos Nasdaq-100® Structured Alt Protection ETF®—March, Calamos Russell 2000® Structured Alt Protection ETF®—April, Calamos S&P 500® Structured Alt Protection ETF®—April, Calamos Bitcoin Structured Alt Protection ETF®—April, Calamos Bitcoin 90 Series Structured Alt Protection ETF®—April, Calamos Bitcoin 80 Series Structured Alt Protection ETF®—April, Calamos S&P 500® Structured Alt Protection ETF®—June, Calamos Autocallable Income ETF, Calamos Bitcoin Structured Alt Protection ETF®—July, Calamos Bitcoin 90 Series Structured Alt Protection ETF®—July, and Calamos Bitcoin 80 Series Structured Alt Protection ETF®—July (the "Funds"), including the schedules of investments, as of July 31, 2025, the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Calamos ETF Trust as of July 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Calamos ETF Trust	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Calamos Antetokounmpo Global Sustainable Equities ETF	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025 and 2024 and the period from February 3, 2023 (commencement of operations) through July 31, 2023
Calamos Convertible Equity Alternative ETF	For the year ended July 31, 2025	For the year ended July 31, 2025 and the period from October 4, 2023 (commencement of operations) to July 31, 2024
Calamos CEF Income & Arbitrage ETF	For the year ended July 31, 2025	For the year ended July 31, 2025 and the period from January 16, 2024 (commencement of operations) to July 31, 2024
Calamos Nasdaq® Equity & Income ETF (Formerly "Calamos Alternative Nasdaq® & Bond ETF" for the period February 13, 2024 through May 1, 2025)	For the year ended July 31, 2025	For the year ended July 31, 2025 and for the period from February 13, 2024 (commencement of operations) to July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF®—May	For the year ended July 31, 2025	For the year ended July 31, 2025 and for the period from May 1, 2024 (commencement of operations) to July 31, 2024
Calamos Nasdaq-100® Structured Alt Protection ETF®—June	For the year ended July 31, 2025	For the year ended July 31, 2025 and for the period from June 3, 2024 (commencement of operations) to July 31, 2024

ETF FAMILY OF FUNDS ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

Individual Fund Comprising the Calamos ETF Trust	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Calamos S&P 500® Structured Alt Protection ETF®—July Calamos Russell 2000® Structured Alt Protection ETF®—July	For the year ended July 31, 2025	For the year ended July 31, 2025 and for the period from July 1, 2024 (commencement of operations) to July 31, 2024
Calamos S&P 500® Structured Alt Protection ETF®—August	For the period from August 1, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—September Calamos Nasdaq-100® Structured Alt Protection ETF®—September	For the period from September 3, 2024 (commencement of operations) to July 31, 2025
Calamos Laddered S&P 500® Structured Alt Protection ETF®	For the period from September 9, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—October Calamos Russell 2000® Structured Alt Protection ETF®—October	For the period from October 1, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—November	For the period from November 1, 2024 (commencement of operations) to July 31, 2025
Calamos Nasdaq-100® Structured Alt Protection ETF®—December Calamos S&P 500® Structured Alt Protection ETF®—December	For the period from December 2, 2024 (commencement of operations) to July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—January Calamos Russell 2000® Structured Alt Protection ETF®—January	For the period from January 2, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF®—January	For the period from January 22, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin 90 Series Structured Alt Protection ETF®—January Calamos Bitcoin 80 Series Structured Alt Protection ETF®—January	For the period from February 4, 2025 (commencement of operations) to July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—February	For the period from February 3, 2025 (commencement of operations to July 31, 2025
Calamos S&P 500® Structured Alt Protection ETF®—March Calamos Nasdaq-100® Structured Alt Protection ETF®—March	For the period from March 3, 2025 (commencement of operations) to July 31, 2025
Calamos Russell 2000® Structured Alt Protection ETF®—April Calamos S&P 500® Structured Alt Protection ETF®—April	For the period from April 1, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF®—April Calamos Bitcoin 90 Series Structured Alt Protection ETF®—April Calamos Bitcoin 80 Series Structured Alt Protection ETF®—April	For the period from April 7, 2025 (commencement of operations) to July 31, 2025

www.calamos.com

Report of Independent Registered Public Accounting Firm

Individual Fund Comprising the Calamos ETF Trust	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
Calamos S&P 500® Structured Alt Protection ETF®—June	For the period from June 2, 2025 (commencement of operations) to July 31, 2025
Calamos Autocallable Income ETF	For the period from June 25, 2025 (commencement of operations) to July 31, 2025
Calamos Bitcoin Structured Alt Protection ETF®—July Calamos Bitcoin 90 Series Structured Alt Protection ETF®—July Calamos Bitcoin 80 Series Structured Alt Protection ETF®—July	For the period from July 8, 2025 (commencement of operations) to July 31, 2025
Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Chicago, Illinois

September 22, 2025

We have served as the auditor of one or more Calamos Advisors LLC investment companies since 2003.

ETF FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board of Trustees (the "Board" or "Trustees") of Calamos ETF Trust (the "Trust") oversees the management of each series of the Trust, and, as required by law, determines annually whether to continue the Trust's respective management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for certain series of the Trust (each, a "Fund" and, collectively, the "Funds"). The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their most recent consideration regarding the continuation of the management agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on June 24, 2025, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the Trust and the Adviser on behalf of the Funds was fair in light of the nature, quality and extent of the services provided by the Adviser and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement through September 1, 2026, subject to possible earlier termination as provided in the agreement.

In connection with its consideration of the management agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services, (ii) the investment performance of each Fund as well as performance information for comparable funds and other, comparable clients of the Adviser, (iii) the fees and other expenses paid by each Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser, (iv) the profitability of the Adviser and its affiliates from their relationship with each Fund, (v) whether economies of scale may be realized as each Fund grows and whether potential economies may be shared, in some measure, with Fund investors and (vi) other benefits to the Adviser from its relationship with the Funds. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to the Funds took into account the knowledge gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos funds complex; the consistency of investment approach; the background and experience of the Adviser's investment personnel responsible for managing the Funds; and the Adviser's performance as administrator of the Funds, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel involved in providing investment management services to the Funds. The Board noted the personal investments that the Adviser's key investment personnel have made in certain Funds, which further aligns the interests of the Adviser and its personnel with those of the Funds' shareholders. In addition, the Board considered compliance reports about the Adviser from the Funds' Chief Compliance Officer.

The Board also considered the information provided by the Adviser regarding the Funds' performance and the steps the Adviser is taking to improve performance. In particular, the Board noted the additional personnel added to the Adviser's investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser's significant investment into its infrastructure and investment processes.

Investment Performance of the Funds. The Board considered each Fund's investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund's "Category") selected by an independent third-party service provider. The performance periods considered by the Board ended on March 31, 2025, except where otherwise noted. Because the Funds commenced operations relatively recently, three-, five- and ten-year performance was not available and the Board only considered performance during the one-year period. To the extent the Board considered data for periods other than those ending on March 31, 2025 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds (a "category"), the data was still produced by an independent third-party service provider.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract

Further detail considered by the Board regarding the investment performance of each Fund is set forth below:

Calamos Convertible Equity Alternative ETF. The Board considered that the Fund underperformed its Category average for the one-year period, which was the only available period. The Board also considered that the Fund had commenced operations relatively recently, on October 4, 2023, and that it would be prudent to allow the portfolio management team time to further develop its performance record with the Fund.

Calamos CEF Income & Arbitrage ETF. The Board considered that the Fund outperformed its Category average for all periods.

Calamos Nasdaq Equity & Income ETF. The Board considered that the Fund outperformed its Category average for all periods.

Calamos S&P 500 Structured Alt Protection ETF—January. The Board considered that the Fund had commenced operations recently, on January 2, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—February. The Board considered that the Fund had commenced operations recently, on February 3, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—March. The Board considered that the Fund had commenced operations recently, on March 3, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—April. The Board considered that the Fund had commenced operations recently, on April 1, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—May. The Board considered that the Fund had commenced operations relatively recently, on May 1, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—June. The Board considered that the Fund had commenced operations recently, on June 2, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—July. The Board considered that the Fund had commenced operations relatively recently, on July 1, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—August. The Board considered that the Fund had commenced operations relatively recently, on August 1, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—September. The Board considered that the Fund had commenced operations relatively recently, on September 3, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—October. The Board considered that the Fund had commenced operations relatively recently, on October 1, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—November. The Board considered that the Fund had commenced operations relatively recently, on November 1, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos S&P 500 Structured Alt Protection ETF—December. The Board considered that the Fund had commenced operations relatively recently, on December 2, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

ETF FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract

Calamos Laddered S&P 500 Structured Alt Protection ETF. The Board considered that the Fund had commenced operations relatively recently, on September 9, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Nasdaq-100 Structured Alt Protection ETF—March. The Board considered that the Fund had commenced operations recently, on March 3, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Nasdaq-100 Structured Alt Protection ETF—June. The Board considered that the Fund had commenced operations relatively recently, on June 3, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Nasdaq-100 Structured Alt Protection ETF—September. The Board considered that the Fund had commenced operations relatively recently, on September 3, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Nasdaq-100 Structured Alt Protection ETF—December. The Board considered that the Fund had commenced operations relatively recently, on December 2, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Russell 2000 Structured Alt Protection ETF—January. The Board considered that the Fund had commenced operations recently, on January 2, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Russell 2000 Structured Alt Protection ETF—April. The Board considered that the Fund had commenced operations recently, on April 1, 2025. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Russell 2000 Structured Alt Protection ETF—July. The Board considered that the Fund had commenced operations relatively recently, on July 1, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Calamos Russell 2000 Structured Alt Protection ETF—October. The Board considered that the Fund had commenced operations relatively recently, on October 1, 2024. The Board noted the Adviser's assertion that performance data for the Fund was not available because the Fund had not completed one year of operations.

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each Fund's actual management fee rate compared to the median management fee rate for other exchange-traded funds similar in size, character and investment strategy (the Fund's "Expense Group"), and the Fund's total expense ratio compared to the median total expense ratio of the Fund's Expense Group.

The Board also reviewed the Adviser's management fee rates for its institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Funds, the differences reflected the Adviser's greater level of responsibilities and significantly broader scope of services regarding the Funds, the more extensive regulatory obligations and risks associated with managing the Funds, and other financial considerations with respect to creation and sponsorship of the Funds. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a Fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and (vi) greater exposure to "make whole" errors.

The Board also considered the Adviser's costs in serving as the Funds' investment adviser and manager, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage the Funds. The Board reviewed the Adviser's methodology for allocating costs among the Adviser's lines of business. The Board also considered information regarding the structure of the Adviser's compensation program for portfolio managers, analysts and certain other employees, and the relationship of such compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser in serving as each Fund's investment adviser and of the Adviser and its affiliates in all of their relationships with each Fund, as well as an explanation of the methodology utilized in allocating

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract

various expenses among the Funds and the Adviser's other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser's parent company and discussed its corporate structure.

Further detail considered by the Board regarding the management fee rate and total expense ratio of each Fund is set forth below:

Calamos Convertible Equity Alternative ETF. The Board considered that the Fund's total expense ratio and management fee rate are higher than the respective Expense Group medians. The Board reviewed the Fund's expenses in light of its level of assets. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos CEF Income & Arbitrage ETF. The Board considered that the Fund's total expense ratio was higher than the Expense Group median and the Fund's management fee rate was equal to the Expense Group median. The Board reviewed the Fund's expenses in light of its level of assets and recent performance record. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Nasdaq Equity & Income ETF. The Board considered that the Fund's total expense ratio was higher than the Expense Group median and the Fund's management fee rate was equal to the Expense Group median. The Board reviewed the Fund's expenses in light of its level of assets and recent performance record. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—January. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—February. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—March. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—April. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—May. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—June. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—July. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

ETF FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract

Calamos S&P 500 Structured Alt Protection ETF—August. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—September. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—October. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—November. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos S&P 500 Structured Alt Protection ETF—December. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Laddered S&P 500 Structured Alt Protection ETF. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Nasdaq-100 Structured Alt Protection ETF—March. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Nasdaq-100 Structured Alt Protection ETF—June. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Nasdaq-100 Structured Alt Protection ETF—September. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Nasdaq-100 Structured Alt Protection ETF—December. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Russell 2000 Structured Alt Protection ETF—January. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Russell 2000 Structured Alt Protection ETF—April. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract

Calamos Russell 2000 Structured Alt Protection ETF—July. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Calamos Russell 2000 Structured Alt Protection ETF—October. The Board considered that the Fund's total expense ratio and management fee rate are lower than the respective Expense Group medians. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund.

Economies of Scale. The Board considered whether each Fund's management fee shares with shareholders potential economies of scale that may be achieved by the Adviser. The Board also considered the benefits accruing to shareholders from the Adviser's investments into its infrastructure and investment processes.

Other Benefits Derived from the Relationship with the Funds. The Board also considered other benefits that accrue to the Adviser and its affiliates from their relationship with the Funds. The Board concluded that while the Adviser may potentially benefit from its relationship with the Funds in ways other than the fees payable by the Funds, the Funds also may benefit from their relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to their agreement with the Funds and the fees payable by the Funds.

The Board also considered the Adviser's use of a portion of the commissions paid by the Funds on their portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of the Adviser and concluded, based on reports from the Funds' Chief Compliance Officer, that the Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for each Fund with the Adviser was in the best interest of each respective Fund and its shareholders.

The Board of Trustees (the "Board" or "Trustees") of Calamos ETF Trust (the "Trust") oversees the management of Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund"), and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Antetokounmpo Asset Management LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the Fund, and the investment sub-advisory agreement by and among the Trust, the Adviser and Calamos Advisors LLC ("Sub-Adviser"), pursuant to which the Sub-Adviser serves as investment sub-adviser for the Fund. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser or the Sub-Adviser.

In connection with their most recent consideration regarding the continuation of the management agreement and investment sub-advisory agreement, the Trustees received and reviewed a substantial amount of information provided by the Adviser and Sub-Adviser in response to detailed requests of the Independent Trustees and their independent legal counsel. In the course of their consideration of the agreements, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser and Sub-Adviser, they met separately in executive session with their counsel.

At a meeting held on June 24, 2025, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between the Trust and the Adviser and Sub-Adviser on behalf of the Fund was fair in light of the nature, quality and extent of the services provided by the Adviser, Sub-Adviser and their affiliates, as applicable, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including all of the Independent Trustees, approved the continuation of the management agreement and investment sub-advisory agreement with respect to the Fund through January 10, 2027, subject to possible earlier termination as provided in each agreement.

In connection with its consideration of the management agreement and sub-advisory agreement of the Trust, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's and Sub-Adviser's services, (ii) the investment performance of the Fund as well as performance information for comparable funds and other, comparable clients of the Adviser and Sub-Adviser, (iii) the fees and other expenses paid by the Fund as well as expense information for comparable funds and for other, comparable clients of the Adviser and Sub-Adviser, (iv) the profitability of the Adviser and Sub-Adviser and their affiliates from their relationship with the Fund, (v) whether economies of scale may be realized as the Fund grows and whether potential economies may be shared, in some measure, with Fund investors and (vi) other benefits

ETF FAMILY OF FUNDS ANNUAL REPORT

Statement Regarding Basis for Approval of Investment Advisory Contract

to the Adviser and Sub-Adviser from their relationship with the Fund. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the continuation of the management agreement and investment sub-advisory agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's and Sub-Adviser's services to the Fund took into account the knowledge gained from the Board's meetings with the Adviser and/or Sub-Adviser throughout the years. In addition, the Board considered: the Adviser's and Sub-Adviser's history of managing the Fund and the Sub-Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of investment approach; the Sub-Adviser's relatively recent acquisition of Pearl Impact Capital LLC; the background and experience of Messrs. Madden and Tursich and Ms. Williamson (who are now employees of the Sub-Adviser) and other investment personnel responsible for managing the Fund; the Sub-Adviser's provision of administrative services for other funds in the Calamos funds complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications; and the "dual hatting" arrangement in place between the Adviser and Sub-Adviser with respect to employees of the Sub-Adviser that provide services to the Adviser. The Board also reviewed the Adviser's and Sub- Adviser's resources and key personnel involved in providing investment management and investment sub-advisory services to the Fund. In addition, the Board considered compliance reports about the Adviser and Sub-Adviser from the Trust's Chief Compliance Officer.

The Board also considered the information provided by the Adviser and Sub-Adviser regarding the Fund's performance and the steps the Adviser and Sub-Adviser are taking to improve performance. In particular, the Board noted the additional personnel added to the Sub-Adviser's investment team, which includes portfolio managers, research analysts, research associates and risk management personnel. The Board also noted the Adviser's and Sub-Adviser's significant investment into their infrastructure and investment processes.

Investment Performance of the Fund. The Board considered the Fund's investment performance over various time periods, including how the Fund performed compared to the average performance of a group of comparable funds (the Fund's "Category") selected by an independent third-party service provider. As noted below, the Category represents a custom group of comparable funds, also selected by the independent third-party service provider. The performance periods considered by the Board ended on March 31, 2025, except where otherwise noted. Because the Fund commenced operations on February 3, 2023, three-, five- and ten-year performance was not available and the Board only considered one-year performance. To the extent the Board considered data for periods other than those ending on March 31, 2025 or considered comparative data in addition to that of the Category, such as comparative data for an alternate group of comparable funds (a "category"), the data was still produced by an independent third-party service provider. The Board considered that the Fund outperformed its custom Category average for all periods.

Costs of Services Provided and Profits Realized by the Adviser and Sub-Adviser. Using information provided by an independent third-party service provider, the Board evaluated the Fund's actual management fee rate and sub-advisory fee rate compared to the median management fee rate and sub-advisory fee rate for other open-end funds similar in size, character and investment strategy (the Fund's "Expense Group"), and the Fund's total expense ratio compared to the median total expense ratio of the Fund's Expense Group.

The Board also reviewed the Adviser's and Sub-Adviser's management fee rates for their institutional separate accounts, other advisory accounts and sub-advisory accounts with comparable investment strategies. The Board took into account that, although the rates of fees paid by institutional clients or for sub-advisory services were generally lower than the rates of fees paid by the Fund, the differences reflected the Adviser's and Sub-Adviser's greater level of responsibilities and significantly broader scope of services regarding the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation and sponsorship of the Fund. The Board considered factors that led to more expenses for registered funds including but not limited to: (i) capital expenditures to establish a fund, (ii) length of time to reach critical mass, and the related expenses, (iii) higher servicing costs of intermediaries and shareholders, (iv) higher redemption rates of assets under management, (v) entrepreneurial risk assumed by the Adviser and Sub-Adviser and (vi) greater exposure to "make whole" errors.

The Board also considered the Adviser's and Sub-Adviser's costs in serving as the Fund's investment adviser and sub-adviser, respectively, including but not limited to costs associated with technology, infrastructure and compliance necessary to manage or sub-advise the Fund. The Board reviewed the Adviser's and Sub-Adviser's methodology for allocating costs among their lines of business. The Board also considered information regarding the structure of the Adviser's and Sub-Adviser's compensation program for portfolio managers, analysts and certain other employees, and the relationship of such

www.calamos.com

Statement Regarding Basis for Approval of Investment Advisory Contract

compensation to the attraction and retention of quality personnel. Finally, the Board reviewed information on the profitability of the Adviser and the Sub-Adviser in serving as the Fund's investment adviser and sub-adviser, respectively, and of the Adviser, Sub-Adviser and their affiliates in all of their relationships with the Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Fund and the Adviser's and Sub-Adviser's other business units. Data was provided to the Board with respect to profitability, both on a pre- and post-marketing cost basis. The Board reviewed the financial statements of the Adviser's and Sub-Adviser's parent companies and discussed their corporate structure.

The Board considered that the Fund's management fee rate and total expense ratio are higher than the respective medians of the Fund's Expense Group. The Board also considered that the Fund's management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services rendered by the Adviser to the Fund. The Board reviewed the Fund's expenses in light of its level of assets and performance record.

Economies of Scale. The Board considered whether the Fund's management fee shares with shareholders potential economies of scale that may be achieved by the Adviser and Sub-Adviser. The Board also considered the benefits accruing to shareholders from the Adviser's and Sub-Adviser's investments into their infrastructure and investment processes.

Other Benefits Derived from the Relationship with the Fund. The Board also considered other benefits that accrue to the Adviser, Sub-Adviser and their affiliates from their relationship with the Fund. The Board concluded that, while each of the Adviser and Sub-Adviser may potentially benefit from its relationship with the Fund in ways other than the fees payable by the Fund, the Fund also may benefit from its relationship with the Adviser and Sub-Adviser in ways other than the services to be provided by the Adviser and Sub-Adviser and their affiliates pursuant to their agreements with the Fund and the fees payable by the Fund.

The Board also considered the Sub-Adviser's use of a portion of the commissions paid by the Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Fund and/or other clients of the Sub-Adviser and concluded, based on reports from the Trust's Chief Compliance Officer, that the Sub-Adviser's use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements.

After full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement for the Fund with the Adviser and the investment sub-advisory agreement with the Sub-Adviser with respect to the Fund were in the best interest of the Fund and its shareholders.

ETF FAMILY OF FUNDS ANNUAL REPORT

Tax Information (Unaudited)

We are providing this information as required by the Internal Revenue Code (Code). The amounts shown may differ from those elsewhere in this report due to differences between tax and financial reporting requirements. In February 2026, shareholders will receive Form 1099-DIV which will include their share of qualified dividends and capital gains distributed during the calendar year 2025. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal period ended July 31, 2025:

FUND	CAPITAL GAINS DIVIDENDS
CEF Income & Arbitrage ETF	$57,079

*  To the extent necessary to fully distribute such capital gain, the Funds also designate under Section 852(b)(3)(C) earnings and profits distributed to shareholders on the redemption of shares.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following amounts, or the maximum amount allowable under the Code, as qualified dividends for the fiscal period ended July 31, 2025:

FUND	QUALIFIED DIVIDENDS
Antetokounmpo Global Sustainable Equities ETF	$89,738
CEF Income & Arbitrage ETF	240,852
Convertible Equity Alternative ETF	108,480

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the period ended July 31, 2025:

FUND	DIVIDENDS RECEIVED REDUCTION
Antetokounmpo Global Sustainable Equities ETF	63%
CEF Income & Arbitrage ETF	12
Convertible Equity Alternative ETF	73

www.calamos.com

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

1.           Aggregate remuneration paid to all trustees for the period covered by the report was $154,194 for services provided to the Calamos ETF Trust. Such remuneration only is paid to independent (“non-interested”) trustees. John P. Calamos, Sr., the trustee who is an “interested person” of the Calamos ETF Trust, does not receive remuneration for services provided to the Calamos ETF Trust.

2.           Not applicable.

3.           The Chief Compliance Officer of the Trust is the only officer who receives compensation from the Trust. Effective July 29, 2025 Walter Kelly became the Chief Compliance Officer of the Trust. During the period July 29, 2025 to July 31, 2025, Walter Kelly, was paid $234 for services provided to the Trust. During the period August 1, 2024 to July 28, 2024, Mark J. Mickey, was paid $21,973 for services provided to the Trust as Chief Compliance Officer.

4.           Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Statement Regarding Basis for Approval of Investment Advisory Contracts – Included as part of the financial statements filed under Item 7 of the N-CSR.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16: Controls and Procedures.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and timely reported.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1) Code of Ethics.

(a)(2) Not applicable

(a)(3)(i) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(ii) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	September 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 25, 2025

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	September 25, 2025